As filed with the Securities and Exchange Commission on April 2, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
------------------------------------------------------




PRINCIPAL AMOUNT                                                             RATING                VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH
AND CREDIT OF THE U.S. GOVERNMENT (16.5%)
           1,135   U.S. Treasury Bonds, 8.13%, due 8/15/19                   TSY    TSY               1,468(OO)
           1,615   U.S. Treasury Bonds, 6.00%, due 2/15/26                   TSY    TSY               1,807(OO)
             195   U.S. Treasury Notes, 3.50%, due 2/15/10                   TSY    TSY                 188
           9,305   U.S. Treasury Notes, 4.38%, due 8/15/12                   TSY    TSY               9,120
             295   U.S. Treasury Strips, due 8/15/14                         TSY    TSY                 206
                   TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL                          -------------
                   FAITH AND CREDIT OF THE U.S. GOVERNMENT (COST
                   $12,955)                                                                          12,789
                                                                                              -------------
U.S. GOVERNMENT AGENCY SECURITIES (12.3%)
             410   Fannie Mae, Notes, 4.75%, due 2/1/08                      AGY    AGY                 408
           1,345   Fannie Mae, Notes, 5.13%, due 10/3/08                     AGY    AGY               1,341
           4,070   Fannie Mae, Notes, 5.28%, due 2/27/09                     AGY    AGY               4,070
           1,320   Fannie Mae, Notes, 4.30%, due 3/9/09                      AGY    AGY               1,296
             110   Fannie Mae, Notes, 7.25%, due 1/15/10                     AGY    AGY                 116
             985   Fannie Mae, Notes, 5.38%, due 7/15/16                     AGY    AGY               1,002
             505   Fannie Mae, Notes, 5.25%, due 9/15/16                     AGY    AGY                 509
             700   Federal Home Loan Bank, Bonds, 5.13%, due 6/18/08         AGY    AGY                 699
             100   Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36         AGY    AGY                 102
                   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST                              -------------
                   $9,593)                                                                            9,543
                                                                                              -------------
MORTGAGE-BACKED SECURITIES (50.7%)

ADJUSTABLE RATE MORTGAGES (21.7%)
              98   Adjustable Rate Mortage NIM Trust, Ser. 2006-6,
                   Class A, 6.50%, due 4/27/36                                      A-                   97(n)
             121   Banc of America Funding Corp., Ser. 2006-G, Class
                   2A2, 5.40%, due 2/20/07                                   Aaa    AAA                 121(u)(OO)
             131   Banc of America Funding Corp., Ser. 2006-G, Class
                   2A1, 5.54%, due 2/20/07                                   Aaa    AAA                 131(u)(OO)
             350   Banc of America Funding Corp., Ser. 2005-F, Class
                   4A1, 5.37%, due 9/20/35                                   Aaa    AAA                 347
             442   Banc of America Funding Corp., Ser. 2006-A, Class
                   3A2, 5.90%, due 2/20/36                                          AAA                 443
             520   Bear Stearns ALT-A Trust, Ser. 2006-3, Class 22A1,
                   6.23%, due 5/25/36                                        Aaa    AAA                 524
             200   Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1,
                   6.48%, due 7/25/36                                        Aaa    AAA                 203
           1,140   Bear Stearns Commercial Mortgage Securities, Inc.,
                   Ser. 2005-PWR8, Class A4, 4.67%, due 6/11/41              Aaa                      1,079
             153   Chase Commercial Mortgage Securities Corp., Ser.
                   2000-3, Class A1, 7.09%, due 10/15/32                            AAA                 154
             630   Chase Commercial Mortgage Securities Corp., Ser.
                   2003-3, Class A2, 7.32%, due 10/15/32                            AAA                 663
             165   Countrywide Alternative Loan Trust, Ser. 2006-0C9,
                   Class A2B, 5.56%, due 2/25/07                             Aaa    AAA                 165(u)(OO)
             305   Countrywide Asset-Backed Certificates, Ser. 2005-
                   IM2, Class A3, 5.59%, due 2/25/07                         Aaa    AAA                 305(u)(OO)
             147   Credit Suisse First Boston Mortgage Securities
                   Corp., Ser. 2005-CN2A, Class A1, 5.62%, due 2/15/07       Aaa    AAA                 147(n)(u)(OO)
              50   Credit Suisse First Boston Mortgage Securities
                   Corp., Ser. 2005-CN2A, Class A2, 5.72%, due 2/15/07       Aaa    AAA                  50(n)(u)(OO)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEUDLE INVESTMENTS Lehman Brothers Core Bond Fund cont'd
----------------------------------------------------------

PRINCIPAL AMOUNT                                                              RATING                VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
             165   Credit Suisse First Boston Mortgage Securities
                   Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36        Aaa    AAA                 171
              61   Credit Suisse First Boston Mortgage Securities
                   Corp., Ser. 2003-C5, Class A1, 3.09%, due 12/15/36               AAA                  60
             225   Credit Suisse First Boston Mortgage Securities
                   Corp., Ser. 2005-C4, Class A3, 5.12%, due 8/15/38         Aaa    AAA                 222
             160   Credit Suisse/Morgan Stanley Commercial Mortgage
                   Trust, Ser. 2006-HC1A, Class A1, 5.51%, due 2/15/07       Aaa    AAA                 160(n)(u)(OO)
             497   First Horizon Mortgage Pass-Through Trust, Ser.
                   2005-AR5, Class 2A1, 5.45%, due 11/25/35                         AAA                 494
             294   GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1,
                   Class 1A1, 5.61%, due 4/19/36                             Aaa    AAA                 293
             224   GS Mortgage Securities Corp. II, Ser. 2006-FL8A,
                   Class A1, 5.42%, due 2/6/07                               Aaa    AAA                 224(n)(u)(OO)
           1,207   GS Mortgage Securities Corp. II, Ser. 2004-C1,
                   Class A1, 3.66%, due 10/10/28                             Aaa                      1,174
             405   GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1,
                   5.02%, due 5/25/35                                        Aaa    AAA                 401
             610   Harborview Mortgage Loan Trust, Ser. 2006-3, Class
                   1A1A, 6.43%, due 6/19/36                                  Aaa    AAA                 619
              37   Harborview NIM Corp., Ser. 2006-9A, Class N1,
                   6.41%, due 11/19/36                                                                   37(n)(^^^)
             390   HSI Asset Loan Obligation, Ser. 2007-AR1, Class
                   2A1, 6.18%, due 1/25/37                                          AAA                 393
              85   Indymac Index Mortgage Loan Trust, Ser. 2006-AR7,
                   Class 3A1, 6.14%, due 5/25/36                             Aaa    AAA                  86
             268   Indymac Loan Trust, Ser. 2006-L2, Class A1, 5.37%,
                   due 2/25/07                                               Aaa    AAA                 268(u)(OO)
             282   Indymac Loan Trust, Ser. 2005-L2, Class A1, 5.54%,
                   due 2/25/07                                               Aaa    AAA                 283(u)(OO)
              93   JP Morgan Alternative Loan Trust, Ser. 2006-A3,
                   Class 1A2, 5.39%, due 2/25/07                             Aaa    AAA                  93(u)(OO)
             213   JP Morgan Alternative Loan Trust, Ser. 2006-A2,
                   Class 1A2, 5.40%, due 2/25/07                             Aaa    AAA                 213(u)(OO)
             323   JP Morgan Alternative Loan Trust, Ser. 2006-S4,
                   Class A1B, 5.40%, due 2/25/07                             Aaa    AAA                 323(u)(OO)
             304   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2006-FL1A, Class A1A, 5.41%, due
                   2/15/07                                                   Aaa    AAA                 304(n)(u)(OO)
             163   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2005-FL1A, Class A1, 5.43%, due 2/15/07       Aaa    AAA                 163(n)(u)(OO)
             192   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2006-CB11, Class A1, 4.52%, due 8/12/37       Aaa    AAA                 189
             220   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2005-LDP3, Class A3, 4.96%, due 8/15/42       Aaa    AAA                 215
             100   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2006-CB15, Class A4, 5.81%, due 6/12/43       Aaa                        102
             335   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2006-CB14, Class ASB, 5.51%, due
                   12/12/44                                                  Aaa    AAA                 335
             115   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2005-LDP5, Class A4, 5.18%, due
                   12/15/44                                                  Aaa    AAA                 113

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
             180   JP Morgan Chase Commercial Mortgage Securities
                   Corp., Ser. 2006-LDP7, Class A4, 5.88%, due 4/15/45       Aaa    AAA                 186
           1,173   JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1,
                   5.11%, due 6/25/35                                               AAA               1,159
             862   LB Commercial Conduit Mortgage Trust, Ser. 1998-C4,
                   Class A1B, 6.21%, due 10/15/35                            Aaa    AAA                 869
             566   Master Adjustable Rate Mortgages Trust, Ser. 2005-
                   6, Class 3A2, 5.05%, due 7/25/35                          Aaa    AAA                 562
             174   Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class
                   A1, 4.45%, due 9/12/42                                    Aaa    AAA                 171
              54   Morgan Stanley Capital I, Ser. 2006-XLF, Class A1,
                   5.41%, due 2/15/07                                        Aaa    AAA                  54(n)(u)(OO)
             140   Morgan Stanley Capital I, Ser. 2005-T17, Class A5,
                   4.78%, due 12/13/41                                              AAA                 134
             347   MortgageIT Trust, Ser. 2005-3, Class A1, 5.62%, due
                   2/25/07                                                   Aaa    AAA                 348(u)(OO)
             150   Residential Accredit Loans, Inc., Ser. 2006-QO7,
                   ClassI 3A2, 5.53%, due 2/25/07                            Aaa    AAA                 150(u)(OO)
             410   Residential Accredit Loans, Inc., Ser. 2005-QA10,
                   Class A31, 5.62%, due 9/25/35                             Aaa    AAA                 409
             552   Residential Accredit Loans, Inc., Ser. 2006-QA1,
                   Class A21, 5.99%, due 1/25/36                             Aaa    AAA                 554
             114   Thornburg Mortgage Securities Trust, Ser. 2006-2,
                   Class A1B, 5.37%, due 2/25/07                             Aaa    AAA                 113(u)(OO)
             446   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-
                   C17, Class A1, 4.43%, due 3/15/42                         Aaa    AAA                 439
             330   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-
                   C22, Class A4, 5.27%, due 12/15/44                        Aaa    AAA                 326
                                                                                              -------------
                                                                                                     16,838
                                                                                              -------------
FANNIE MAE (26.8%)
             198   Pass-Through Certificates, 6.00%, due 11/1/15             AGY    AGY                 201
           1,668   Pass-Through Certificates, 5.00%, due 3/1/21 -
                   6/1/36                                                    AGY    AGY               1,606
             184   Pass-Through Certificates, 8.50%, due 4/1/34              AGY    AGY                 195
             730   Pass-Through Certificates, 6.00%, TBA, 30 Year
                   Maturity                                                  AGY    AGY                 732(O)
           3,600   Pass-Through Certificates, 5.00%, TBA, 30 Year
                   Maturity                                                  AGY    AGY               3,454(O)
           6,685   Pass-Through Certificates, 5.00%, TBA, 30 Year
                   Maturity                                                  AGY    AGY               6,574(O)
           8,225   Pass-Through Certificates, 5.00%, TBA, 15 Year            AGY    AGY               8,045(O)
                   Maturity                                                                   -------------
                                                                                                     20,807
                                                                                              -------------

FREDDIE MAC (2.2%)
             156   Pass-Through Certificates, 6.50%, due 11/1/25             AGY    AGY                 159
             304   Pass-Through Certificates, 5.80%, due 6/1/36              AGY    AGY                 306
           1,229   Pass-Through Certificates, 5.79%, due 7/1/36              AGY    AGY               1,234
                                                                                              -------------
                                                                                                      1,699
                                                                                              -------------
                   TOTAL MORTGAGE-BACKED SECURITIES (COST $39,524)                                   39,344
                                                                                              -------------

CORPORATE DEBT SECURITIES (17.8%)

BANK (2.0%)
             380   Bank of America N.A., Subordinated Notes, 5.75%,
                   due 8/15/16                                               Aa3    A+                  386
             255   Bank of America N.A., Subordinated Notes, 6.00%,          Aa1    AA                  258

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
             245   JP Morgan Chase Capital XV, Subordinated Notes,
                   5.88%, due 3/15/35                                        A1     A-                  236
             170   Regions Financial Corp., Senior Notes, 4.50%, due
                   8/8/08                                                    A1     A                   167
             270   SunTrust Bank, Subordinated Notes, 5.00%, due
                   9/1/15                                                    Aa3    A+                  260
             255   Wachovia Corp., Senior Medium-Term Notes, 5.70%,
                   due 8/1/13                                                Aa3    A+                  259
                                                                                              -------------
                                                                                                      1,566
                                                                                              -------------
FINANCE (5.2%)
              90   Ameriprise Financial, Inc., Senior Unsecured Notes,
                   5.65%, due 11/15/15                                       A3     A-                   90
             225   Bear Stearns Co., Senior Notes, 5.35%, due 2/1/12         A1     A+                  224
           1,045   Citigroup, Inc., Subordinated Notes, 5.00%, due
                   9/15/14                                                   Aa2    A+                1,013
             415   Goldman Sachs Group, Inc., Notes, 5.25%, due
                   10/15/13                                                  Aa3    AA-                 409
             140   Household Finance Corp., Notes, 4.75%, due 5/15/09        Aa3    AA-                 138
              90   Household Finance Corp., Unsecured Notes, 4.13%,
                   due 11/16/09                                              Aa3    AA-                  87
             100   Household Finance Corp., Senior Unsubordinated
                   Notes, 7.00%, due 5/15/12                                 Aa3    AA-                 107
             390   International Lease Finance Corp., Unsubordinated
                   Notes, 4.75%, due 7/1/09                                  A1     AA-                 385
             185   International Lease Finance Corp., Medium-Term
                   Notes, Ser. R, 5.63%, due 9/20/13                         A1     AA-                 185
              65   Liberty Property L.P., Senior Unsecured Notes,
                   5.50%, due 12/15/16                                       Baa2   BBB                  64
             505   Merrill Lynch & Co., Subordinated Notes, 6.22%, due
                   9/15/26                                                   A1     A+                  513
              95   Metlife, Inc., Senior Notes, 5.70%, due 6/15/35           A2     A                    92
             170   Prologis, Senior Notes, 5.63%, due 11/15/15               Baa1   BBB+                169
             310   Simon Property Group L.P., Unsubordinated Notes,
                   5.75%, due 12/1/15                                        A3     A-                  313
             260   WEA Finance LLC/WCI Finance LLC, Senior Notes,
                   5.70%, due 10/1/16                                        A2     A-                  260(n)
                                                                                              -------------
                                                                                                      4,049
                                                                                              -------------
INDUSTRIAL (7.0%)
             730   Abbott Laboratories, Notes, 5.88%, due 5/15/16            A1     AA                  750
             195   Alcoa, Inc., Bonds, 5.90%, due 2/1/27                     A2     BBB+                193
              60   Apache Corp., Senior Unsecured Notes, 6.00%, due
                   1/15/37                                                   A3     A-                   60
             265   Caterpillar, Inc., Debentures, 6.05%, due 8/15/36         A2     A                   270
             345   Cisco Systems, Inc., Senior Unsecured Notes, 5.50%,
                   due 2/22/16                                               A1     A+                  344
             100   Comcast Corp., Guaranteed Notes, 6.50%, due
                   11/15/35                                                  Baa2   BBB+                101
             350   Cox Communications, Inc., Notes, 6.75%, due 3/15/11       Baa3   BBB-                365
             120   CVS Corp., Senior Unsecured Notes, 6.13%, due
                   8/15/16                                                   Baa2   BBB+                123
             135   ERAC USA Finance Co., Bonds, 5.90%, due 11/15/15          Baa1   A-                  135(n)
             205   Fedex Corp., Guaranteed Notes, 5.50%, due 8/15/09         Baa2   BBB                 205
             185   Home Depot, Inc., Senior Unsecured Notes, 5.88%,
                   due 12/16/36                                              Aa3    A+                  180

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)



SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
             125   John Deere Capital Corp., Senior Medium-Term Notes,
                   Ser. D, 4.88%, due 3/16/09                                A3     A                   124
             205   Kaneb Pipe Line Operating Partnership L.P., Senior
                   Notes, 5.88%, due 6/1/13                                  Baa3   BBB-                205
             175   Kraft Foods, Inc., Notes, 4.00%, due 10/1/08              A3     BBB+                171
             190   Motorola, Inc., Debentures, 5.22%, due 10/1/97            Baa1   A-                  147
             105   News America, Inc., Guaranteed Notes, 6.20%, due
                   12/15/34                                                  Baa2   BBB                 102
             175   News America, Inc., Notes, 6.40%, due 12/15/35            Baa2   BBB                 174
             280   Owens Corning, Inc., Senior Unsecured Notes, 7.00%,
                   due 12/1/36                                               Baa3   BBB-                283(n)
             135   RR Donnelley & Sons, Senior Unsecured Notes, 6.13%,
                   due 1/15/17                                               Baa2   BBB+                135
             220   Siemens Financieringsmaatschappij NV, Notes, 6.13%,
                   due 8/17/26                                               Aa3    AA-                 224(n)
             310   Talisman Energy, Senior Unsecured Notes, 6.25%, due
                   2/1/38                                                    Baa2   BBB+                295
             340   Time Warner, Inc., Guaranteed Notes, 6.50%, due
                   11/15/36                                                  Baa2   BBB+                338
             180   USG Corp., Notes, 6.30%, due 11/15/16                     Baa3   BB+                 180(n)
             120   Vale Overseas, Guaranteed Notes, 6.88%, due
                   11/21/36                                                  Baa3   BBB                 122
             155   Wyeth, Notes, 6.95%, due 3/15/11                          A3     A                   164
                                                                                              -------------
                                                                                                      5,390
                                                                                              -------------
UTILITY - COMMUNICATIONS (1.9%)
             385   AT&T Wireless Services, Inc., Senior Notes, 7.88%,
                   due 3/1/11                                                Baa1   A                   419
             185   AT&T Wireless Services, Inc., Senior Notes, 8.75%,
                   due 3/1/31                                                Baa1   A                   239
             335   Sprint Nextel Corp., Unsecured Notes, 6.00%, due
                   12/1/16                                                   Baa3   BBB                 326
             100   Telefonica Europe BV, Guaranteed Notes, 7.75%, due
                   9/15/10                                                   Baa1   BBB+                107
             200   Telefonos de Mexico S.A., Notes, 4.50%, due
                   11/19/08                                                  A3     BBB+                196
             200   Verizon Virginia, Inc., Debentures, 4.63%, due
                   3/15/13                                                   Baa1   A                   188
                                                                                              -------------
                                                                                                      1,475
                                                                                              -------------
UTILITY - ELECTRIC (1.7%)
             105   Dominion Resources, Inc., Senior Unsecured Notes,
                   5.15%, due 7/15/15                                        Baa2   BBB                 101
             155   DTE Energy Co., Senior Notes, 7.05%, due 6/1/11           Baa2   BBB-                164
             130   Exelon Corp., Notes, 4.90%, due 6/15/15                   Baa2   BBB                 122
             285   FirstEnergy Corp., Notes, Ser. B, 6.45%, due
                   11/15/11                                                  Baa3   BBB-                297
             415   MidAmerican Energy Holdings Co., Senior Notes,
                   5.80%, due 10/15/36                                       A2     A-                  408
             210   Northern States Power-Minnesota, Notes, Ser. B,
                   8.00%, due 8/28/12                                        A2     A-                  235
                                                                                              -------------
                                                                                                      1,327
                   TOTAL CORPORATE DEBT SECURITIES (COST $13,906)                             -------------
                                                                                                     13,807
ASSET-BACKED SECURITIES (23.7%)                                                               -------------
              11   ABCS NIMS Trust, Ser. 2005-HE6, Class A1, 5.05%,
                   due 8/27/35                                                      A-                   11(n)
             105   ACE Securities Corp., Ser. 2006-FM1, Class A2A,
                   5.36%, due 2/25/07                                        Aaa    AAA                 105(u)(OO)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
             205   ACE Securities Corp., Ser. 2006-FM1, Class A2B,
                   5.41%, due 2/25/07                                        Aaa    AAA                 205(u)(OO)
             105   ARCap REIT, Inc., Ser. 2004-1A, Class D, 5.64%, due
                   4/21/39                                                   A1     A-                  103(n)
               4   Asset Backed Funding Corp. NIM Trust, Ser. 2005-
                   WF1A, Class N1, 4.75%, due 3/26/35                                                     4(n)(^^^)
             992   Asset Backed Securities Corp. Home Equity, Ser.
                   2005-HE6, Class A2B, 5.57%, due 2/25/07                   Aaa    AAA                 994(u)(OO)
             275   Capital One Multi-Asset Execution Trust, Ser. 2002-
                   A1, Class A1, 5.59%, due 2/15/07                          Aaa    AAA                 275(u)(OO)
             257   Capital One Prime Auto Receivables Trust, Ser.
                   2004-1, Class A4, 5.39%, due 2/15/07                      Aaa    AAA                 257(u)(OO)
              73   Carmax Auto Owner Trust, Ser. 2004-1, Class D,
                   3.52%, due 11/15/10                                       A3     AAA                  73
             220   Carrington Mortgage Loan Trust, Ser. 2006-NC4,
                   Class M2, 5.64%, due 2/25/07                              Aa2    AA                  220(u)(OO)
              68   Chase Funding Mortgage Loan Asset-Backed
                   Certificates, Ser. 2004-1, Class 2A2, 5.55%, due
                   2/25/07                                                   Aaa    AAA                  68(u)(OO)
             250   Citibank Credit Card Issuance Trust, Ser. 2003-A11,
                   Class A11, 5.41%, due 4/15/07                             Aaa    AAA                 250(u)(OO)
             279   College Loan Corp. Trust, Ser. 2003-2, Class A2,
                   5.50%, due 4/25/07                                        Aaa    AAA                 279(u)(OO)
              73   Collegiate Funding Services Education Loan Trust I,
                   Ser. 2003-B, Class A1, 5.46%, due 3/28/07                 Aaa    AAA                  73(u)(OO)
             124   Countrywide Asset-Backed Certificates, Ser. 2005-
                   17, Class 4AV1, 5.43%, due 2/25/07                        Aaa    AAA                 124(u)(OO)
             306   Countrywide Asset-Backed Certificates, Ser. 2006-
                   BC1, Class 1A, 5.52%, due 2/25/07                         Aaa    AAA                 306(u)(OO)
              64   Countrywide Asset-Backed Certificates, Ser. 2004-
                   14, Class A2, 5.59%, due 2/25/07                          Aaa    AAA                  64(u)(OO)
              70   Countrywide Asset-Backed Certificates, Ser. 2004-
                   13, Class AV4, 5.61%, due 2/25/07                         Aaa    AAA                  70(u)(OO)
               7   Countrywide Asset-Backed NIM Certificates, Ser.
                   2005-5, Class N, 5.00%, due 7/25/36                              BBB                   7(n)
             335   Countrywide Home Equity Loan Trust, Ser. 2005-A,
                   Class 2A, 5.56%, due 2/15/07                              Aaa    AAA                 336(u)(OO)
             319   Countrywide Home Equity Loan Trust, Ser. 2005-K,
                   Class 2A1, 5.56%, due 2/15/07                             Aaa    AAA                 319(u)(OO)
             670   Credit Suisse Mortgage Capital Certificates, Ser.
                   2006-C4, Class A2, 5.36%, due 9/15/39                     Aaa    AAA                 668
             135   Credit Suisse Mortgage Capital Certificates, Ser.
                   2006-C4, Class A3, 5.47%, due 9/15/39                     Aaa    AAA                 134
              75   Credit-Based Asset Servicing and Securities, Ser.
                   2006-CB3, Class AV1, 5.38%, due 2/25/07                   Aaa    AAA                  75(u)(OO)
             360   Credit-Based Asset Servicing and Securities, Ser.
                   2006-CB6, Class A22, 5.41%, due 2/25/07                   Aaa    AAA                 360(u)(OO)
             385   Credit-Based Asset Servicing and Securities, Ser.
                   2005-CB5, Class AV2, 5.58%, due 2/25/07                   Aaa    AAA                 387(u)(OO)
              60   Equifirst Mortgage Loan Trust, Ser. 2004-3, Class
                   A2, 5.65%, due 2/25/07                                    Aaa    AAA                  60(u)(OO)
              51   Equifirst Mortgage Loan Trust, Ser. 2003-2, Class
                   3A3, 6.07%, due 2/25/07                                   Aaa    AAA                  51(u)(OO)
              49   Fannie Mae Grantor Trust, Ser. 2005-T5, Class A1,
                   5.56%, due 2/25/07                                        Aaa    AAA                  49(u)(OO)
             193   Fannie Mae Whole Loan, Ser. 2003-W5, Class A,
                   5.73%, due 2/25/07                                        Aaa    AAA                 193(u)(OO)
              98   First Franklin Mortgage Loan Trust Asset-Backed
                   Certificates, Ser. 2006-FF5, Class 2A1, 5.37%, due
                   2/25/07                                                   Aaa    AAA                  98(u)(OO)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)



SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
             197   First Franklin Mortgage Loan Trust Asset-Backed
                   Certificates, Ser. 2006-FF3, Class A2A, 5.40%, due
                   2/25/07                                                   Aaa    AAA                 197(u)(OO)
             120   First Franklin Mortgage Loan Trust Asset-Backed
                   Certificates, Ser. 2004-FFH3, Class 2A1, 5.70%, due
                   2/25/07                                                   Aaa    AAA                 120(u)(OO)
             565   Ford Credit Floorplan Master Owner Trust, Ser.
                   2004-1, Class A, 5.36%, due 2/15/07                       Aaa    AAA                 565(u)(OO)
             158   Fremont Home Loan Trust, Ser. 2004-4, Class 1A1,
                   5.70%, due 2/25/07                                        Aaa    AAA                 158(u)(OO)
              12   Fremont NIM Trust, Ser. 2005-C, 5.58%, due 7/25/35               BBB                  11(n)
             640   GE Dealer Floorplan Master Note Trust, Ser. 2004-2,
                   Class A, 5.40%, due 2/20/07                               Aaa    AAA                 640(u)(OO)
             240   GMAC Mortgage Corp. Loan Trust, Ser. 2004-HE4,
                   Class A2, 5.51%, due 2/25/07                              Aaa    AAA                 240(u)(OO)
             280   GSAMP Trust, Ser. 2006-HE6, Class M2, 5.63%, due
                   2/25/07                                                   Aa2    AA                  280(u)(OO)
             149   Hasco NIM Trust, Ser. 2006-FF9, Class A, 6.75%, due
                   6/26/36                                                                              148(n)(***)
             163   Household Home Equity Loan Trust, Ser. 2006-1,
                   Class A1, 5.48%, due 2/20/07                              Aaa    AAA                 163(u)(OO)
             202   Household Home Equity Loan Trust, Ser. 2006-2,
                   Class A2, 5.50%, due 2/20/07                              Aaa    AAA                 202(u)(OO)
             121   HSI Asset Securitization Corp. Trust, Ser. 2005-I1,
                   Class 2A1, 5.44%, due 2/25/07                             Aaa    AAA                 121(u)(OO)
             750   Indymac Seconds Asset-Backed Trust, Ser. 2006-2B,
                   Class A, 5.49%, due 2/25/07                               Aaa    AAA                 750(u)(OO)
             340   JP Morgan Mortgage Acquisition Corp., Ser. 2006-
                   CW2, Class AV3, 5.42%, due 2/25/07                        Aaa    AAA                 340(u)(OO)
             660   Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 5.78%,
                   due 4/13/07                                               Aaa    AAA                 660(n)(u)(OO)
             191   Long Beach Mortgage Loan Trust, Ser. 2005-1, Class
                   2A3, 5.70%, due 2/25/07                                   Aaa    AAA                 192(u)(OO)
             126   Master Asset Backed Securities Trust, Ser. 2005-
                   NC1, Class A1, 5.61%, due 2/25/07                         Aaa    AAA                 126(u)(OO)
           2,000   MBNA Credit Card Master Note Trust, Ser. 2006-A4,
                   Class A4, 5.31%, due 2/15/07                              Aaa    AAA               2,000(u)(OO)
             685   MBNA Credit Card Master Note Trust, Ser. 2004-A7,
                   Class A7, 5.42%, due 2/15/07                              Aaa    AAA                 687(u)(OO)
             505   MBNA Credit Card Master Note Trust, Ser. 2002-A13,
                   Class A, 5.45%, due 2/15/07                               Aaa    AAA                 506(u)(OO)
             390   MBNA Master Credit Card Trust, Ser. 2000-D, Class
                   A, 5.52%, due 2/15/07                                     Aaa    AAA                 390(u)(OO)
               3   Merrill Auto Trust Securitization, Ser. 2005-1,
                   Class A2B, 5.33%, due 2/25/07                             Aaa    AAA                   3(u)(OO)
             183   MSDWCC Heloc Trust, Ser. 2003-2, Class A, 5.58%,
                   due 2/25/07                                               Aaa    AAA                 183(u)(OO)
              19   Navistar Financial Corp. Owner Trust, Ser. 2003-B,
                   Class A3, 5.52%, due 2/15/07                              Aaa    AAA                  19(u)(OO)
             260   Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%,
                   due 3/24/39                                               A2     A                   244(n)
               3   Novastar NIM Trust, Ser. 2005-N1, 4.78%, due
                   10/26/35                                                         A                     3(n)
             249   Popular ABS Mortgage Pass-Through Trust, Ser. 2006-
                   E, Class A1, 5.41%, due 2/25/07                           Aaa    AAA                 249(u)(OO)
               1   Renaissance Home Equity Loan Trust, Ser. 2005-3,
                   Class AF1, 5.47%, due 2/25/07                             Aaa    AAA                   1(u)(OO)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)



SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                         Moody's    S&P      ($000's omitted)
              22   Renaissance Home Equity Loan Trust, Ser. 2005-4,
                   Class N, 7.14%, due 2/25/36                                      BBB                  22(n)
              36   Residential Asset Mortgage Products, Inc., Ser.
                   2003-RS2, Class AII, 5.66%, due 2/25/07                   Aaa    AAA                  36(u)(OO)
             101   Residential Asset Mortgage Products, Inc., Ser.
                   2003-RS3, Class AII, 5.68%, due 2/25/07                   Aaa    AAA                 102(u)(OO)
              15   Residential Asset Securities Corp., Ser. 2003-KS1,
                   Class A2, 6.06%, due 2/25/07                              Aaa    AAA                  15(u)(OO)
              15   Saxon Asset Securities Trust, Ser. 2004-1, Class A,
                   5.59%, due 2/25/07                                        Aaa    AAA                  15(u)(OO)
             436   SLM Student Loan Trust, Ser. 2005-A, Class A1,
                   5.40%, due 3/15/07                                        Aaa    AAA                 436(u)(OO)
           1,112   SLM Student Loan Trust, Ser. 2005-10, Class A2,
                   5.37%, due 4/25/07                                        Aaa    AAA               1,111(u)(OO)
              12   SLM Student Loan Trust, Ser. 2004-10, Class A2,
                   5.38%, due 4/25/07                                        Aaa    AAA                  12(u)(OO)
               4   Specialty Underwriting & Residential Finance, Ser.
                   2003-BC1, Class A, 5.66%, due 2/25/07                     Aaa                          4(u)(OO)
             350   Textron Financial Floorplan Master Note Trust, Ser.
                   2005-1A, Class A, 5.44%, due 2/13/07                      Aaa    AAA                 351(n)(u)(OO)
             665   Volkswagen Credit Auto Master Trust, Ser. 2005-1,
                   Class A, 5.34%, due 2/20/07                               Aaa    AAA                 665(u)(OO)
             167   Wachovia Asset Securitization, Inc., Ser. 2003-HE3,
                   Class A, 5.57%, due 2/25/07                               Aaa    AAA                 168(u)(OO)
              92   WFS Financial Owner Trust, Ser. 2004-1, Class D,
                   3.17%, due 8/22/11                                        Aa3    A                    92
                                                                                              -------------
                   TOTAL ASSET-BACKED SECURITIES (COST $18,472)                                      18,445
                                                                                              -------------

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (2.5%)
       1,913,755   Neuberger Berman Prime Money Fund Trust Class
                   (COST $1,913)                                                                      1,913(#)(@)
                                                                                              -------------

                   TOTAL INVESTMENTS (123.5%) (COST $96,363)                                         95,841(##)

                   Liabilities, less cash, receivables and other assets [(23.5%)]                  (18,212)
                                                                                              -------------

                   TOTAL NET ASSETS (100.0%)                                                       $77,629
                                                                                              ------------

See Notes to Schedule of Investments

                                                  JANUARY 31, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
---------------------------------------------------------------

(+) Investments in securities by Lehman Brothers Core Bond Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid price quotations are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)    At cost, which approximates market value.

(##) At January 31, 2007, the cost of investments for U.S. federal income tax purposes was $96,420,000. Gross unrealized appreciation of investments was $284,000 and gross unrealized depreciation of investments was $863,000, resulting in net unrealized depreciation of $579,000, based on cost for U.S. federal income tax purposes.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $3,882,000 or 5.0% of net assets.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(^^^)  Rated A- by Fitch Investors Services, Inc.

(***)  Rated BBB by Fitch Investors Services, Inc.


(O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2007, these securities amounted to $18,805,000.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of Janurary 31, 2007.


For information on the Fund's significant account policies, please refer to the Fund's most recent financial statements.

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund
------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
MUNICIPAL NOTES (98.8%)
ALABAMA (2.0%)
                          300 Decatur IDB Solid Waste Disp. Rev. (Amoco
                              Chemical Co. Proj.), Ser. 1995, 3.79%, due 2/1/07         VMIG1                         300(u)(B)
                       16,500 Stevenson IDB Env. Imp. Rev. (Mead Corp. Proj.),
                              Ser. 1998 B, (LOC: JP Morgan Chase), 3.58%, due
                              2/7/07                                                                  A-1+         16,500(u)(B)
                                                                                                                   16,800

ARIZONA (0.3%)
                        2,750 Tucson Ind. Dev. Au. Joint Single Family Mtge. Rev.,
                              Ser. 2006 B, (LOC: Government National Mortgage
                              Association), 4.90%, due 8/3/07                           VMIG1                       2,762

COLORADO (1.9%)
                        6,000 Colorado Hsg. & Fin. Au. Solid Waste Rev. (Disp.
                              Waste Mgmt. Inc. Proj.), Ser. 2003, (LOC: Wachovia
                              Bank & Trust Co.), 3.66%, due 2/1/07                                    A-1+          6,000(u)(B)
                        4,900 Denver City & Co. Arpt. Rev., Sub. Ser. 2005 C-2,
                              (CIFG Insured), 3.60%, due 2/7/07                         VMIG1         A-1           4,900(u)(t)
                        5,420 Summit Co. Sch. Dist. G.O., Ser. 2004, (FSA
                              Insured), 3.65%, due 2/1/07                               VMIG1                       5,420(u)(h)
                                                                                                                   16,320

DELAWARE (0.6%)
                        4,855 Wilmington G.O., Ser. 2006 B, (FGIC Insured),
                              3.65%, due 2/1/07                                         VMIG1         A-1+          4,855(u)(b)

DISTRICT OF COLUMBIA (2.5%)
                        1,945 District of Columbia Rev. Ref. (Maret Sch. Inc.),
                              Ser. 2003, (LOC: SunTrust Bank), 3.51%, due 2/7/07        VMIG1                       1,945(u)(B)
                        9,505 District of Columbia Wtr. & Swr. Au. Pub. Util.
                              Rev., Ser. 1999, (FSA Insured), 3.65%, due 2/1/07                       A-1+          9,505(u)(g)
                        4,440 Metro. Washington Arpt. Au. Sys. Ref. Rev., Ser.
                              2002 C, (FSA Insured), 3.55%, due 2/7/07                  VMIG1         A-1+          4,440(u)(l)
                        5,660 Metro. Washington Arpt. Au. Sys. Ref. Rev.,
                              Ser. 2006 D, (FSA Insured), 3.68%, due 2/1/07                                         5,660(u)(m)
                                                                                                                   21,550

FLORIDA (2.8%)
                        6,720 Florida Hsg. Fin. Corp. Rev. (Merlots), Ser. 2006
                              B17, (LOC: Government National Mortgage Association),
                              3.58%, due 2/7/07                                                       A-1+          6,720(u)(v)
                        3,225 Florida St. Div. Bond Fin. Dept. Gen. Svcs. Rev.
                              (Dept. Env. Protection.), Ser. 1997 B, (AMBAC
                              Insured), 5.75%, due 7/1/07                                                           3,253
                        8,895 Miami-Dade Co. Aviation Rev. (Floaters), Ser. 2006,
                              (CIFG Insured), 3.68%, due 2/1/07                         VMIG1                       8,895(u)(t)
                        2,500 Miami-Dade Co. Ind. Dev. Au. Solid Waste Disp. Rev.
                              (Florida Pwr. & Light Co. Proj.), Ser. 2003, 3.78%,
                              due 2/1/07                                                VMIG1                       2,500(u)(B)
                        1,195 Miami-Dade Co. Sch. Board CTFS Partner, Ser. 2003,
                              (FGIC Insured), 3.65%, due 2/1/07                         VMIG1                       1,195(u)(h)
                        1,000 St. Lucie Co. Solid Waste Disp. Ref. Rev. (Florida
                              Pwr. & Light Co. Proj.), Ser. 2003, 3.78%, due 2/1/07     VMIG1                       1,000(u)(B)
                                                                                                                   23,563

GEORGIA (4.0%)
                        3,200 Appling Co. Dev. Au. PCR (Pwr. Plant Hatch), Ser.
                              2001, 3.79%, due 2/1/07                                   VMIG1                       3,200(u)(B)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        2,975 Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14,
                              (FSA Insured), 3.58%, due 2/7/07                          VMIG1                       2,975(u)(v)(OO)
                        6,450 Atlanta Urban Residential Fin. Au. Multi-Family
                              Hsg. Rev. (Capitol Gateway Apts.), Ser. 2005,
                              (LOC: Bank of America), 3.71%, due 2/1/07                               A-1+          6,450(u)(B)
                        4,000 Cobb Co. Hsg. Au. Multi-Family Hsg. Rev.
                              (Woodchase Village Apts. Proj.), Ser. 2003,
                              (LOC: Regions Bank), 3.71%, due 2/1/07                    VMIG1                       4,000(u)(B)(OO)
                          500 De Kalb Co. Hsg. Au. Multi-Family Hsg. Rev.
                              (Wood Hills Apt. Proj.), Ser. 1988, (LOC:
                              Fleet National Bank), 3.56%, due 2/7/07                                 A-1+            500(u)(B)
                        3,100 Georgia St. Hsg. & Fin. Au. Rev. (Merlots),
                              Ser. 2006 B11, (LOC: Wachovia Bank & Trust Co.),
                              3.58%, due 2/7/07                                                       A-1+          3,100(u)
                        5,000 Gwinnett Co. Hsg. Au. Multi-Family Hsg. Ref. Rev.
                              (Palisades Apts. Proj.), Ser. 2006,
                              (LOC: SunTrust Bank), 3.67%, due 2/1/07                   VMIG1                       5,000(u)(B)
                        5,000 Kennesaw Dev. Au. Multi-Family Hsg. Rev.
                              (Walton Ridenour Apts. Proj.),
                              Ser. 2004, (LOC: SunTrust Bank), 3.55%, due 2/7/07        VMIG1                       5,000(u)(B)
                        3,500 Laurens Co. Dev. Au. Solid Waste Disp. Rev.
                              (Southeast Paper Mfg. Co. Proj.), Ser. 1997,
                              (LOC: Toronto Dominion Bank), 3.67%, due 2/1/07                                       3,500(u)(B)
                                                                                                                   33,725

ILLINOIS (4.5%)
                        2,350 Chicago Enterprise Zone Rev. (J & A LLC Proj.),
                              Ser. 2002, (LOC: Charter One Bank), 3.74%,
                              due 2/1/07                                                                            2,350(u)
                        2,317 Chicago Ref. G.O., Ser. 2005, (MBIA Insured),
                              3.65%, due 2/1/07                                                                     2,317(u)(t)
                        4,400 Illinois Dev. Fin. Au. IDR (Amtex Steel Inc. Proj.),
                              Ser. 1999, (LOC: LaSalle National Bank), 3.68%,
                              due 2/1/07                                                              A-1           4,400(u)(B)
                        1,000 Illinois Dev. Fin. Au. Solid Waste Disp. Rev.
                              (Waste Management Inc. Proj.), Ser. 2003, (LOC:
                              Wachovia Bank & Trust Co.), 3.66%, due 2/1/07                           A-1+          1,000(u)(B)
                        3,400 Illinois Fin. Au. IDR (Injection Plastic Corp.),
                              Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.),
                              3.65%, due 2/7/07                                                                     3,400(u)(B)
                        4,000 Illinois Fin. Au. Rev. (Reliable Materials Proj.),
                              Ser. 2006, (LOC: Marshall & Ilsley), 3.56%, due 2/7/07                  A-1           4,000(u)(B)
                        2,850 Illinois Hlth. Fac. Au. Rev. (Advocate Hlth.
                              Care Network), Ser. 2003 A, 3.85%, due 11/15/22
                              Putable 7/6/07                                            VMIG1         A-1+          2,850(B)
                        4,100 Illinois Hsg. Dev. Au. Multi-Family Rev. (Galesburg
                              Towers), Ser. 2005, (LOC: Harris Trust & Savings),
                              3.68%, due 2/1/07                                                       A-1+          4,100(u)(B)
                        3,670 Illinois St. G.O., Ser. 2004, (MBIA Insured), 3.66%,
                              due 2/1/07                                                VMIG1                       3,670(u)(h)
                        9,000 Will Co. Solid Waste Disp. Rev. (BASF Corp. Proj.),
                              Ser. 1997, 3.79%, due 2/1/07                              P-1                         9,000(u)(B)
                        1,150 Woodridge Ind. Rev. (Mc David Knee Guard), Ser. 1996,
                              (LOC: Marshall & Ilsley), 3.58%, due 2/7/07                             A-1           1,150(u)(B)
                                                                                                                   38,237

INDIANA (4.5%)
                        2,670 Anderson Econ. Dev. Rev. (Gateway Village Proj.),
                              Ser. 1996, (LOC: Federal Home Loan Bank), 3.70%,
                              due 2/1/07                                                VMIG1                       2,670(u)
                        1,000 Angola Ed. Fac. Rev. (Tri-State Univ. Proj.),
                              Ser. 2006, (LOC: Fifth Third Bank), 3.65%, due 2/2/07                                 1,000(u)(B)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        5,230 Bartholomew Cons. Sch. Corp. Ind. Tax Anticipatory
                              Warrants, Ser. 2007, 4.00%, due 12/31/07                                              5,246
                        2,300 East Porter Co. Sch. Bldg. Corp. Ind. Rev., Ser.
                              2005, (MBIA Insured), 3.65%, due 2/1/07                                 A-1+          2,300(u)(k)
                        1,915 GCS Sch. Bldg. Corp. One Ind. Rev., Ser. 2005,
                              (FSA Insured), 3.67%, due 2/1/07                                        A-1+          1,915(u)(s)
                        6,010 Greencastle IDR (Crown Equip. Corp. Proj.),
                              Ser. 1996, (LOC: Key Bank), 3.70%, due 2/1/07             A1                          6,010(u)(B)
                        2,500 Hamilton Southeastern Sch. Warrants, Ser. 2007,
                              3.80%, due 12/31/07                                                                   2,502
                        2,735 Hammond Econ. Dev. Rev. (Annex at Douglas Pointe),
                              Ser. 1996 A, (LOC: Federal Home Loan Bank), 3.70%,
                              due 2/1/07                                                VMIG1                       2,735(u)
                        2,250 Indiana Bond Bank Rev. (Adv. Fdg. Prog. Notes),
                              Ser. 2007 A, (LOC: Bank of New York), 4.25%, due
                              1/31/08                                                                 SP-1+         2,263(O)
                        2,400 Indiana St. Dev. Fin. Au. IDR (TTP, Inc. Proj.),
                              Ser. 2001, (LOC: LaSalle National Bank), 3.68%,
                              due 2/1/07                                                              A-1           2,400(u)(B)
                        1,695 Indiana St. Fin. Au. Wtr. Fac. Rev., Ser. 2006-111,
                              (AMBAC Insured), 3.69%, due 2/1/07                        VMIG1         A-1+          1,695(u)(b)
                        4,800 Noblesville Econ. Dev. Rev. (Greystone Apts. Proj.),
                              Ser. 2006 A, (LOC: LaSalle National Bank), 3.68%,
                              due 2/1/07                                                              A-1           4,800(u)(B)
                        2,500 Northern Wells Comm. Sch. Tax Anticipatory
                              Warrants, Ser. 2007, 3.70%, due 12/31/07                                              2,501
                                                                                                                   38,037

IOWA (1.7%)
                        5,000 Davenport Comm. Sch. Dist. Anticipatory Warrants,
                              Ser. 2006, 4.50%, due 6/29/07                                                         5,014
                        2,610 Iowa Fin. Au. Econ. Dev. Rev., Ser. 2001,
                              (LOC: LaSalle National Bank), 3.79%, due 2/1/07                                       2,610(u)(B)
                        5,130 Iowa Fin. Au. Single Family Mtge. Rev., Ser. 2006,
                              (LOC: Government National Mortgage Association),
                              3.68%, due 2/1/07                                         VMIG1                       5,130(u)(g)
                        1,500 Iowa Fin. Au. Single-Family Rev., Ser. 2005 E,
                              (LOC: Government National Mortgage Association),
                              3.66%, due 2/1/07                                         VMIG1         A-1+          1,500(u)(f)
                                                                                                                   14,254

KANSAS (1.0%)
                        8,300 Wyandotte Co. & Kansas City Unified Gov't. G.O.,
                              Ser. 2006 I, 3.73%, due 4/1/07                            MIG1                        8,300

KENTUCKY (3.2%)
                        3,220 Boone Co. Ind. Bldg. Rev. (Bonfiglioli USA Inc.
                              Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.72%,
                              due 2/2/07                                                                            3,220(u)(B)
                        1,630 Georgetown Ind. Bldg. Rev. (Georgetown College
                              Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.63%,
                              due 2/2/07                                                VMIG1                       1,630(u)(B)
                        2,700 Graves Co. Solid Waste Disp. Rev. (Waste Management
                              LLC Proj.), Ser. 2003, (LOC: Wachovia Bank & Trust Co.),
                              3.70%, due 2/1/07                                                       A-1+          2,700(u)(B)
                          670 Jefferson Co. Retirement Home Rev. (Nazareth Library
                              Proj.), Ser. 1999, (LOC: Fifth Third Bank), 3.65%, due
                              2/2/07                                                                                  670(u)(B)
                        3,000 Kentucky Econ. Dev. Fin. Au. Ind. Bldg. Rev.
                              (Republic Svcs. Inc. Proj.), Ser. 2001, (LOC: Bank
                              of America), 3.72%, due 2/1/07                                          A-1+          3,000(u)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        2,000 Kentucky Econ. Dev. Fin. Au. Ind. Bldg. Rev.
                              (Republic Svcs. Inc. Proj.), Ser. 2003, (LOC: Bank
                              One), 3.72%, due 2/1/07                                                 A-1+          2,000(u)(B)
                        4,995 Kentucky Hsg. Corp. Hsg. Rev., Ser. 2006,
                              (LOC: Merrill Lynch Capital Markets), 3.69%,
                              due 2/1/07                                                              A-1+          4,995(u)
                        2,200 Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev.
                              (Construction Notes), Ser. 2006 A-1, 3.63%,
                              due 4/1/09 Putable 4/2/07                                 MIG1                        2,200
                          300 Louisville & Jefferson Co. Reg. Arpt. Au. Spec.
                              Fac. Rev. (UPS Worldwide Forwarding Inc. Proj.),
                              Ser. 1999 B, 3.77%, due 2/1/07                            VMIG1         A-1+            300(u)(B)
                        5,000 Minor Lane Heights Solid Waste Disp. Rev. (Waste
                              Management LLC Proj.), Ser. 2003, (LOC: Wachovia
                              Bank & Trust Co.), 3.70%, due 2/1/07                                    A-1+          5,000(u)(B)
                        1,450 Ohio Co. Solid Waste Disp. Rev. (Waste Management
                              LLC Proj.), Ser. 2003, (LOC: Wachovia Bank & Trust
                              Co.), 3.70%, due 2/1/07                                                 A-1+          1,450(u)(B)
                                                                                                                   27,165

LOUISIANA (3.6%)
                        7,000 Ascension Parish Rev. (BASF Corp. Proj.), Ser.
                              1997, 3.79%, due 2/1/07                                   P-1                         7,000(u)(B)
                        5,000 Louisiana Local Gov't. Env. Facs. & CDA Rev.
                              (Mid South Extrusion Inc. Proj.), Ser. 2006, (LOC:                      A-1           5,000(u)(B)
                              Regions Bank), 3.70%, due 2/1/07
                       15,500 St. Bernard Parish Exempt Fac. Rev. (Exxon Mobil
                              Oil Corp.), Ser. 1996, 3.75%, due 2/1/07                                             15,500(u)(B)
                        3,350 St. Charles Parish PCR (Shell Oil Co. Proj.),
                              Ser. 1992 A, 3.79%, due 2/1/07                            VMIG1         A-1+          3,350(u)(B)
                                                                                                                   30,850

MAINE (4.0%)
                        3,500 Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2003
                              E-2, (AMBAC Insured), 3.68%, due 2/1/07                   VMIG1         A-1+          3,500(u)(l)
                       11,000 Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004
                              B-3, (LOC: State Street Bank & Trust Co.), 3.68%,
                              due 2/1/07                                                VMIG1         A-1+         11,000(u)
                        5,000 Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004
                              C-3, (LOC: State Street Bank & Trust Co.), 3.68%,
                              due 2/1/07                                                VMIG1         A-1+          5,000(u)
                          900 Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2005
                              D-3, (LOC: State Street Bank & Trust Co.), 3.68%,
                              due 2/1/07                                                VMIG1         A-1+            900(u)
                        5,000 Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2005
                              G, (LOC: State Street Bank & Trust Co.), 3.68%,
                              due 2/1/07                                                VMIG1         A-1+          5,000(u)
                        8,560 Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2007,
                              (LOC: Citibank, N.A.), 3.68%, due 2/1/07                  VMIG1                       8,560(u)
                                                                                                                   33,960

MARYLAND (0.6%)
                        2,380 Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm.
                              Dev. Res., Ser. 2006 R, 3.64%, due 12/14/07               MIG1                        2,380
                        3,000 Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm.
                              Dev. Residential Rev., Ser. 2006 D, 3.40%,
                              due 3/7/07                                                MIG1                        3,000
                                                                                                                    5,380

MASSACHUSETTS (2.9%)
                        1,300 Massachusetts Bay Trans. Au. Rev., Ser. 2006,
                              (LOC: Citibank, N.A.), 3.65%, due 2/1/07                  VMIG1                       1,300(u)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                          125 Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                              (Sherrill House), Ser. 2002 A-1, (LOC: Sovereign
                              Bank), 3.62%, due 2/1/07                                                A-1+            125(u)(B)(i)
                        1,000 Massachusetts St. Turnpike Au. Metro. Hwy. Sys.
                              Rev., (Floaters), Ser. 2000, (MBIA Insured),
                              3.64%, due 2/1/07                                         VMIG1                       1,000(u)(t)
                        3,000 Montachusett Reg. Trans. Au. RANS, Ser. 2006, 4.50%,
                              due 6/15/07                                                                           3,006
                        9,700 New Bedford G.O. BANS, Ser. 2006, 4.00%, due
                              2/16/07                                                   MIG1                        9,702
                        1,500 New Bedford G.O. RANS, Ser. 2006, 3.70%, due
                              4/13/07                                                                               1,500
                        1,900 Southeastern Reg. Trans. Au. RANS, Ser. 2006, 3.85%,
                              due 9/7/07                                                                            1,901
                        6,000 Worcester Reg. Trans. Au. G.O. RANS, Ser. 2006, 4.25%,
                              due 6/29/07                                                                           6,007
                                                                                                                   24,541

MICHIGAN (2.1%)
                        9,160 Michigan Higher Ed. Std. Loan Au. Ref. Rev., Ser.
                              1988, (AMBAC Insured), 3.57%, due 2/7/07                  VMIG1         A-1           9,160(u)(p)
                        1,670 Michigan St. Hosp. Fin. Au. Rev., Ser. 2006,
                              (LOC: Citibank, N.A.), 3.65%, due 2/1/07                  VMIG1                       1,670(u)
                        1,000 Michigan St. Hsg. Dev. Au. Ltd. Oblig. Rev. (JAS
                              Non-Profit Hsg. Corp. IV), Ser. 2000, (LOC: Bank One
                              Michigan), 3.68%, due 2/1/07                                            A-1+          1,000(u)(B)
                        1,900 Michigan St. Job. Dev. Au. IDR (Kentwood Residence
                              Assoc. Proj.), Ser. 1984, (LOC: Wells Fargo &  Co.),
                              3.50%, due 2/1/07                                                       A-1+          1,900(u)
                        2,800 Michigan St. Strategic Fund Ltd. Oblig. Rev.
                              (Behr Sys., Inc. Proj.), Ser. 2001, (LOC: National
                              City Bank), 3.74%, due 2/1/07                                                         2,800(u)(B)
                        1,075 Wayne Co. Arpt. Au. Rev. (Floaters), Ser. 2006,
                              (MBIA Insured), 3.68%, due 2/1/07                         VMIG1                       1,075(u)(t)
                                                                                                                   17,605

MINNESOTA (1.5%)
                        1,340 Mankato Rev. (Bethany Lutheran College), Ser. 2000
                              B, (LOC: Wells Fargo & Co.), 3.78%, due 2/1/07                          A-1+          1,340(u)(B)
                        5,700 Minnesota St. HFA Residential Hsg. Rev., Ser. 2003
                              J, (LOC: Lloyd's Bank), 3.68%, due 2/1/07                 VMIG1         A-1+          5,700(u)
                        4,300 Minnesota St. HFA Residential Hsg. Rev., Ser. 2005
                              C, (LOC: Lloyd's Bank), 3.68%, due 2/1/07                 VMIG1         A-1+          4,300(u)
                        1,400 Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake
                              Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 3.70%,
                              due 2/1/07                                                VMIG1                       1,400(u)(B)
                                                                                                                   12,740

MISSISSIPPI (0.6%)
                        5,000 Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly
                              & Mfg. Proj.), Ser. 2003, (LOC: JP Morgan Chase),
                              3.58%, due 2/7/07                                                       A-1+          5,000(u)(B)

MISSOURI (2.2%)
                        3,500 Blue Springs Ind. Dev. Au. Multi-Family Rev. Hsg.
                              (Autumn Place Apts. Proj.), Ser. 2004,
                              (LOC: Fannie Mae), 3.68%, due 2/1/07                      VMIG1                       3,500(u)(B)
                        2,100 Independence Ind. Dev. Au. Multi-Family Hsg. Ref.
                              Rev. (The Mansions Proj.), Ser. 2005, (LOC: Freddie
                              Mac), 3.63%, due 2/1/07                                   VMIG1                       2,100(u)(B)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        4,000 Missouri Higher Ed. Loan Au. Std. Loan Rev., Ser.
                              2005 E, (MBIA Insured), 3.70%, due 2/1/07                 VMIG1         A-1+          4,000(u)(j)
                        1,490 Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev.
                              (Drury College), Ser. 1999, (LOC: Bank of America),
                              3.78%, due 2/1/07                                         VMIG1                       1,490(u)(B)
                          200 Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev.
                              (St. Louis Univ.), Ser. 1999 B, (LOC: Bank of
                              America), 3.76%, due 2/1/07                               VMIG1         A-1+            200(u)(B)
                        1,230 Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev.
                              (Bethesda Hlth. Group, Inc.), Ser. 2004, (LOC: U.S.
                              Bank), 3.78%, due 2/1/07                                  VMIG1                       1,230(u)(B)
                        4,600 Missouri St. Hsg. Dev. Commission Single Family
                              Mtge. Rev. (Putters), Ser. 2006, (LOC: Government
                              National Mortgage Association), 3.68%, due 2/1/07                       A-1           4,600(u)(nn)
                        1,500 Missouri St. Pub. Utils. Commission Rev. (Interim
                              Construction Notes), Ser. 2006, 4.50%, due 9/15/07        MIG1                        1,508

                                                                                                                   18,628

NEBRASKA (2.1%)
                        1,125 Nebhelp Inc. Rev. (Std. Loan Prog.), Ser. 1986 A,
                              (MBIA Insured), 3.57%, due 2/7/07                         VMIG1         A-1+          1,125(n)(u)(r)
                        9,095 Nebhelp Inc. Rev. (Std. Loan Prog.), Ser. 1986 B,
                              (MBIA Insured), 3.54%, due 2/7/07                         VMIG1         A-1+          9,095(n)(u)(r)
                        2,530 Nebraska Investment Fin. Au. Single Family Hsg.
                              Rev., Ser. 2007, (LOC: Government National
                              Mortgage Association), 3.68%, due 2/1/07                                A-1+          2,530(u)(g)
                        4,945 Scotts Bluff Co. Hosp. Au. Number 1 Hosp. Ref. Rev.
                              (Reg. West Med. Ctr.), Ser. 2005, (Radian Insured),
                              3.64%, due 2/1/07                                         VMIG1                       4,945(u)(B)(oo)
                                                                                                                   17,695

NEVADA (1.1%)
                        2,185 Clark Co. IDR (Floaters), Ser. 2006, (AMBAC Insured),
                              3.68%, due 2/1/07                                         VMIG1                       2,185(u)(t)
                        6,000 Clark Co. IDR (Floaters), Ser. 2006, (FGIC Insured),
                              3.68%, due 2/1/07                                         VMIG1                       6,000(u)(t)
                        1,150 Clark Co. IDR (Nevada Cogeneration Assoc. 2 Proj.),
                              Ser. 1992, (LOC: ABN AMRO Bank NV), 3.79%, due 2/1/07     VMIG1         A-1+          1,150(u)(B)
                                                                                                                    9,335

NEW HAMPSHIRE (1.6%)
                        4,200 New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home),
                              Ser. 2005 B, (LOC: TD Banknorth N.A.), 3.65%,
                              due 2/1/07                                                VMIG1                       4,200(u)(B)
                        2,845 New Hampshire St. Bus. Fin. Au. Rev. (Valley Reg.
                              Hosp.), Ser. 2003, (LOC: Sovereign Bank), 3.64%,
                              due 2/1/07                                                              A-1+          2,845(u)(B)(c)
                        3,000 New Hampshire St. Hsg. Fin. Au. Multi-Family Rev.,
                              Ser. 2006, (LOC: Merrill Lynch Capital Markets),
                               3.69%, due 2/1/07                                        VMIG1                       3,000(u)
                        3,600 Strafford Co. G.O. TANS, Ser. 2007, 3.75%, due
                              12/31/07                                                                              3,601(O)
                                                                                                                   13,646

NEW JERSEY (0.4%)
                          710 Bernardsville BANS, Ser. 2006, 4.50%, due 5/2/07                                        711
                        3,000 Perth Amboy G.O. BANS, Ser. 2006, 4.35%, due 10/19/07     MIG1                        3,014
                                                                                                                    3,725

NEW MEXICO (0.3%)
                        2,800 New Mexico Rev. (ABN Amro Munitops Cert. Trust),
                              Ser. 2005, (AMBAC Insured), 3.65%, due 2/1/07                                         2,800(n)(u)(a)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
NEW YORK (4.0%)
                        2,870 ABN Amro Munitops Cert. Trust, Ser. 2006, (FSA
                              Insured), 3.69%, due 2/1/07                               VMIG1                       2,870(n)(u)(a)
                        2,345 Genesee Co. IDA Rev. (RJ Prop. LLC Proj.), Ser.
                              2000, (LOC: JP Morgan Chase), 3.50%, due 2/7/07                         A-1+          2,345(u)(B)
                        6,000 Gloversville Sch. Dist. G.O. BANS, Ser. 2006, 3.74%,
                              due 9/27/07                                                                           6,002
                        6,400 Greater Southern Tier Board Coop. Ed. Svcs. Sole
                              Supervisory Dist. G.O. RANS, Ser. 2006, 3.75%, due
                              6/29/07                                                                               6,402
                        3,000 Jamestown Sch. Dist. G.O. BANS, Ser. 2006, 4.50%,
                              due 5/23/07                                                                           3,006
                        3,000 Metro. Trans. Au. Rev. (Floaters), Ser. 2007 (LOC:
                              BNP Paribas), 3.64%, due 2/1/07                           VMIG1                       3,000(u)
                        2,725 Monroe Co. IDA Rev. (Jada Precision Proj.), Ser.
                              1997, (LOC: Bank of America), 3.50%, due 2/7/07                         A-1+          2,725(u)(B)
                        5,030 Muni. Sec. Trust Cert., Ser. 2006, (LOC: Branch
                              Banking & Trust Co.), 3.56%, due 2/7/07                   VMIG1                       5,030(n)(u)
                        1,900 New York City Muni. Wtr. Fin. Au. Rev., Ser. 2001,
                              (LOC: Merrill Lynch Capital Markets), 3.66%,
                              due 2/1/07                                                              A-1+          1,900(u)
                        1,200 New York St. Dorm. Au. Rev. Secondary Issues, Ser.
                              2005, (AMBAC Insured), 3.63%, due 2/1/07                                              1,200(u)(t)
                           10 Utica IDA Civic Fac. Rev. (Utica College Proj.),
                              Ser. 2005 A, (LOC: Citizens Bank), 3.60%, due 2/1/07      VMIG1                          10(u)(B)
                                                                                                                   34,490

NORTH CAROLINA (1.4%)
                        2,800 North Carolina Cap. Fac. Fin. Agcy. Rev. (Eagle),
                              Ser. 2006 A, (LOC: Citibank, N.A.), 3.66%, due
                              2/1/07                                                                  A-1+          2,800(u)
                        9,195 North Carolina St. HFA (Merlots), Ser. 2006 B12,
                              (LOC: Wachovia Bank & Trust Co.), 3.58%, due 2/7/07       VMIG1                       9,195(u)
                                                                                                                   11,995

NORTH DAKOTA (1.5%)
                        3,000 North Dakota St. HFA Home Mtge. Fin. Rev. (Hsg. Fin.
                              Prog.), Ser. 2003 A, (LOC: KBC Bank N.V.), 3.58%,
                              due 2/7/07                                                VMIG1                       3,000(u)
                        3,955 North Dakota St. HFA Home Mtge. Fin. Rev. (Hsg. Fin.
                              Prog.), Ser. 2003 A, (LOC: KBC Bank N.V.), 3.58%,
                              due 2/7/07                                                VMIG1                       3,955(u)
                        3,000 North Dakota St. HFA Home Mtge. Fin. Rev. (Hsg. Fin.
                              Prog.), Ser. 2003 B, (LOC: KBC Bank N.V.), 3.58%,
                              due 2/7/07                                                VMIG1                       3,000(u)
                        3,100 North Dakota St. HFA Home Mtge. Fin. Rev. (Hsg. Fin.
                              Proj.), Ser. 2005 A, (LOC: Lloyd's Bank), 3.58%,
                              due 2/7/07                                                VMIG1                       3,100(u)
                                                                                                                   13,055

OHIO (2.0%)
                        1,800 American Muni. Pwr. BANS (Lodi Village Proj.),
                              Ser. 2006, 3.60%, due 3/15/07                                                         1,800
                        2,339 American Muni. Pwr. Inc. G.O. BANS, Ser. 2006,
                              3.80%, due 8/16/07                                                                    2,339
                        1,000 Butler Co. G.O. BANS, Ser. 2006 C, 4.50%, due 9/20/07     MIG1                        1,005
                        1,755 Clark Co. BANS, Ser. 2006, 4.00%, due 5/10/07                                         1,756

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------


PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        3,945 Hamilton Co. Hlth. Care Fac. Rev. (Sisters of
                              Charity Sr. Care), Ser. 2002, (LOC: Fifth Third Bank),
                              3.67%, due 2/1/07                                                                     3,945(u)(B)
                        2,325 Ohio St. Wtr. Dev. Au. Rev., Ser. 2005, (LOC:
                              Rabobank Nederland), 3.65%, due 2/1/07                                  A-1+          2,325(u)
                        2,000 Univ. of Cincinnati BANS, Ser. 2007 C, 4.50%, due
                              1/24/08                                                   MIG1         SP-1+          2,017
                        2,225 Wood Co. IDR (Reclamation Technologies), Ser. 2006,
                              (LOC: National City Bank), 3.74%, due 2/1/07                                          2,225(u)(B)
                                                                                                                   17,412

OKLAHOMA (1.6%)
                        3,875 Oklahoma HFA Single Family Rev., Ser. 2001, (LOC:
                              Merrill Lynch Capital Markets), 3.68%, due 2/1/07         VMIG1                       3,875(u)
                       10,000 Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A,
                              (LOC: Bank of America), 3.60%, due 5/15/17
                              Putable 5/15/07                                                         A-1+         10,000(u)
                                                                                                                   13,875


PENNSYLVANIA (6.6%)
                        1,400 Allegheny Co. Ind. Dev. Au. Rev. (Pittsburgh
                              Theological Seminary at the Presbyterian Church),
                              Ser. 2001, (LOC: Citizens Bank), 3.82%, due 8/1/31
                              Putable 8/1/07                                            VMIG1                       1,400(B)
                        3,900 Allegheny Co. Residential Fin. Au. Single Family
                              Mtge. Rev., Ser. 2004 PP, (LOC: Government National
                              Mortgage Association), 3.68%, due 2/1/07                  VMIG1                       3,900(u)(uu)
                        5,150 Allegheny Co. Residential Fin. Au. Single Family
                              Mtge. Rev., Ser. 2005 SS, (LOC: Government National
                              Mortgage Association), 3.68%, due 2/1/07                  VMIG1                       5,150(u)(uu)
                          900 Berks Co. Ind. Dev. Au. Rev. (Mfg. Facs. Ram. Ind.
                              Proj.), Ser. 1996, (LOC: PNC Bank), 3.58%, due 2/7/07                                   900(u)(B)
                        4,850 Blair Co. Ind. Dev. Au. Rev. (NCP Inc. Proj.), Ser.
                              2002, (LOC: PNC Bank), 3.74%, due 2/1/07                                              4,850(u)
                        2,535 Bradford Co. Ind. Dev. Au. Rev. (Econ. Dev. Towanda
                              Print), Ser. 2001, (LOC: PNC Bank), 3.74%, due 2/1/07                                 2,535(u)(B)
                        2,700 Cumberland Co. Muni. Au. Rev. (Presbyterian Homes
                              Proj.), Ser. 2005 B, (Radian Insured), 3.65%, due
                              12/1/26 Putable 12/1/07                                                 A-1+          2,700(B)(v)
                        1,765 Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology
                              Proj.), Ser. 2006, (LOC: Wachovia Bank & Trust Co.),
                              3.78%, due 2/1/07                                                                     1,765(u)(B)
                        4,925 Montgomery Co. Ind. Dev. Au. Rev. (RAF Pennsburg Proj.),
                              Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 3.73%,
                              due 2/1/07                                                VMIG1                       4,925(u)(B)
                        4,000 Neshaminy Sch. Dist. G.O. TRANS, Ser. 2006, 4.75%,
                              due 6/29/07                                                                           4,013
                        2,005 Northampton Co. Ind. Dev. Au. IDR (Losco Family
                              Properties, LLC Proj.), Ser. 2005, (LOC: Wachovia
                              Bank & Trust Co.), 3.78%, due 2/1/07                                                  2,005(u)(B)
                        3,200 Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev.,
                              Ser. 1995 D7, (LOC: PNC Bank), 3.70%, due 2/1/07                                      3,200(u)
                          800 Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev.,
                              Ser. 2000 H7, (LOC: PNC Bank), 3.70%, due 2/1/07                        A-1             800(u)(B)
                          400 Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev.,
                              Ser. 2000, (LOC: PNC Bank), 3.70%, due 2/1/07             VMIG1                         400(u)(B)
                        4,700 Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev.,
                              Ser. 2002 B5, (LOC: PNC Bank), 3.70%, due 2/1/07                        A-1           4,700(u)(B)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------

PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        1,000 Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev.
                              (North American Communication Proj.), Ser. 2004,
                              (LOC: PNC Bank), 3.70%, due 2/1/07                                      A-1           1,000(u)(B)
                       11,000 Pennsylvania Econ. Dev. Fin. Au. Exempt Fac. Rev.
                              (Shippingport Proj.), Ser. 2005 A, (LOC: PNC Bank),
                              3.58%, due 2/7/07                                         VMIG1         A-1          11,000(u)(B)
                          800 Sayre Hlth. Care Fac. Au. Rev. (VHR of PA Cap. Fin.
                              Proj.), Ser. 1985 M, (AMBAC Insured), 3.51%,
                              due 2/7/07                                                              A-1+            800(u)(c)
                                                                                                                   56,043

RHODE ISLAND (0.3%)
                        1,000 Rhode Island St. Std. Loan Au. Prog. Rev., Ser.
                              1996, (LOC: Dexia Credit Locale de France),
                              3.57%, due 2/7/07                                                       A-1+          1,000(u)
                        2,000 Rhode Island St. Std. Loan Au. Prog. Rev., Ser.
                              1996, (LOC: Dexia Credit Locale de France),
                              3.57%, due 2/7/07                                                       A-1+          2,000(u)
                                                                                                                    3,000

SOUTH CAROLINA (2.1%)
                        2,000 Berkeley Co. Exempt Fac. Ind. Rev. (BP Amoco
                              Chemical Co. Proj.), Ser. 1998, 3.79%, due 2/1/07         VMIG1         A-1+          2,000(u)(B)
                        1,825 Berkeley Co. Exempt Fac. Ind. Rev. (BP Amoco
                              Chemical Co. Proj.), Ser. 2003, 3.79%, due 2/1/07         VMIG1         A-1+          1,825(u)(B)
                        5,600 Florence Co. Solid Waste Disp. & Wastewater
                              Treatment Fac. Rev. (Roche Carolina, Inc. Proj.),
                              Ser. 1996, (LOC: Deutsche Bank), 3.79%, due 2/1/07                      A-1+          5,600(u)(B)
                        7,475 Florence Co. Solid Waste Disp. & Wastewater
                              Treatment Fac. Rev. (Roche Carolina, Inc. Proj.),
                              Ser. 1997, (LOC: UBS AG), 3.79%, due 2/1/07                             A-1+          7,475(u)(B)
                        1,130 Greenville Co. Sch. Dist. Installment Purchase Rev.,
                              Ser. 2006, (LOC: Landesbank Hessen-Thueringen
                              Girozentrale), 3.66%, due 2/1/07                                        A-1           1,130(u)
                                                                                                                   18,030

TENNESSEE (2.8%)
                        1,015 Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of
                              the South Proj.), Ser. 1990, 3.60%, due 2/1/07                          A-1           1,015(u)(B)
                        5,380 Metro. Nashville Arpt. Au. Spec. Fac. Rev. (Aero
                              Nashville LLC Proj.), Ser. 2006 A, (LOC: JP
                              Morgan Chase), 3.68%, due 2/1/07                                        A-1+          5,380(u)(B)
                        1,000 Sevier Co. Pub. Bldg. Au. Pub. Proj. Construction
                              Notes, Ser. 2005 A, 3.60%, due 10/1/07 Putable 4/2/07     VMIG1                       1,000
                        5,590 Sevier Co. Pub. Bldg. Au. Pub. Proj. Construction
                              Notes (Taud Loan Prog.), Ser. 2004 A, 3.60%, due
                              10/1/07 Putable 4/2/07                                    MIG1                        5,590
                        2,890 Shelby Co. Hlth. Ed. & Hsg. Fac. Board Rev. (Flag
                              Manor), Ser. 1995, (LOC: Federal Home Loan Bank),
                              3.70%, due 2/1/07                                         VMIG1                       2,890(u)
                        3,300 Tennessee Energy Acquisition Corp. Gas Rev., Ser.
                              2006, (LOC: Merrill Lynch Capital Markets), 3.67%,
                              due 2/1/07                                                                            3,300(u)
                        3,500 Tennessee Energy Acquisition Corp. Gas Rev.
                              (Merlots), Ser. 2006 C05, (LOC: Bank of New York),
                              3.54%, due 2/7/07                                         VMIG1                       3,500(u)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------

PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        1,450 Volunteer St. Std. Fdg. Corp. Std. Loan Rev., Ser.
                              1988 A-1, (LOC: State Street Bank & Trust Co.),
                              3.55%, due 2/7/07                                                       A-1+          1,450(u)
                                                                                                                   24,125

TEXAS (9.1%)
                        2,800 Austin Arpt. Sys. Prior Lien Rev., Ser. 1995 A,
                              (LOC: JP Morgan Chase), 3.58%, due 2/7/07                 P-1           A-1+          2,800(u)
                       10,125 Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev.,
                              Ser. 2007, (LOC: Citigroup Global Markets), 3.71%,
                              due 2/1/07                                                VMIG1                      10,125(u)
                        1,800 Brazoria Co. Hlth. Fac. Dev. Corp. Hosp. Rev.
                              (Brazosport Mem. Hosp.), Ser. 1999, (LOC: Chase
                              Bank of Texas), 3.68%, due 2/1/07                         VMIG1                       1,800(u)(B)
                       15,000 Brazos River Harbor Navigation Dist. of Brazoria
                              Co. Rev. (BASF Corp. Proj.), Ser. 1997, 3.79%,
                              due 2/1/07                                                P-1                        15,000(u)(B)
                        1,200 Calhoun Co. Navigation IDA Port Rev. (Formosa
                              Plastics Corp., Texas Proj.), Ser. 1994, (LOC:
                              Bank of America), 3.58%, due 2/7/07                       VMIG1                       1,200(u)(B)
                        9,120 Dallas Fort Worth Int'l. Arpt. Rev. (Putters),
                              Ser. 2006, (LOC: JP Morgan Chase), 3.68%, due
                              2/1/07                                                                  A-1+          9,120(u)
                        5,685 El Paso Hsg. Fin. Corp. Multi-Family Hsg. Rev.
                              (Viva Apts. Proj.), Ser. 1993, (LOC: Bank of
                              America), 3.62%, due 2/7/07                                             A-1+          5,685(u)(B)
                          100 Gulf Coast Waste Disp. Au. Env. Fac. Rev. (BP
                              Amoco Chemical Co. Proj.), Ser. 2003, 3.79%,
                              due 2/1/07                                                VMIG1         A-1+            100(u)(B)
                        1,000 Gulf Coast Waste Disp. Au. Rev., Ser. 2004 A,
                              (LOC: JP Morgan Chase), 3.66%, due 2/1/07                               A-1+          1,000(u)(B)
                        1,000 Houston Arpt. Sys. Rev. (Floaters), Ser. 2006,
                              (FGIC Insured), 3.68%, due 2/1/07                         VMIG1                       1,000(u)(t)
                        2,745 Houston Ind. Sch. Dist. G.O., Ser. 2005,
                              (LOC: Morgan Stanley), 3.65%, due 2/1/07                                A-1           2,745(u)
                        1,465 San Antonio Arpt. Sys. Ref. Rev., Ser. 2006,
                              (FSA Insured), 5.00%, due 7/1/07                                                      1,473
                          700 San Antonio Arpt. Sys. Rev. Spec. Fac. (Cessna
                              Aircraft), Ser. 1995, (LOC: Bank of America),
                              3.71%, due 2/1/07                                                       A-1+            700(u)(B)
                        1,100 Tarrant Co. Hsg. Fin. Corp. Multi-Family Ref. Rev.
                              (Sierra Springs Apts. Proj.), Ser. 1999, (LOC:
                              Fannie Mae), 3.53%, due 2/7/07                                          A-1+          1,100(u)(B)
                        1,500 Texas Muni. Gas Acquisition & Supply Corp. I Gas
                              Supply Rev. Sr. Lien, Ser. 2006 A, 5.00%, due
                              12/15/07                                                                              1,518
                       14,250 Texas St. Dept. Hsg. & Comm. Affairs Multi-Family
                              Hsg. Rev. (Lancaster Apts.), Ser. 2007, (LOC:
                              Fannie Mae), 3.68%, due 2/1/07                            VMIG1                      14,250(u)(B)
                        5,000 Texas St. Dept. Hsg. & Comm. Affairs Single Family
                              Ref. Rev., Ser. 2005 A, (FSA Insured), 3.68%,
                              due 2/1/07                                                VMIG1         A-1+          5,000(u)(j)
                        3,000 Texas St. TRANS, Ser. 2006, 4.50%, due 8/31/07            MIG1          SP-1+         3,016
                                                                                                                   77,632

UTAH (1.2%)
                        6,000 Central Utah Wtr. Conservancy Dist. Ref., Ser.
                              1998 E, (AMBAC Insured), 3.51%, due 2/7/07                VMIG1         A-1+          6,000(u)(q)
                        2,055 Utah St. HFA Rev. (Merlots), Ser. 2001 A14,
                              (LOC: Wachovia Bank & Trust Co.), 3.58%,
                              due 2/7/07                                                VMIG1                       2,055(u)
                        2,475 Utah St. HFA Rev. (Merlots), Ser. 2001 A62,
                              (LOC: Wachovia Bank & Trust Co.), 3.58%, due 2/7/07       VMIG1                       2,475(u)
                                                                                                                   10,530

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------

PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
VERMONT (0.4%)
                        3,300 Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev.
                              (Middlebury College Proj.), Ser. 2002 B, 3.58%,
                              due 11/1/32 Putable 11/1/07                                                           3,300

VIRGINIA (3.0%)
                        5,450 Newport News Redev. & Hsg. Au. Multi-Family Hsg.
                              Ref. Rev. (Springhouse Apts. Proj.), Ser. 2001,
                              (LOC: Freddie Mac), 3.63%, due 2/1/07                                   A-1+          5,450(u)(B)
                        7,985 Virginia St. Hsg. Dev. Au. (Merlots), Ser. 2006 C,
                              (LOC: Bank of New York), 3.58%, due 2/7/07                              A-1+          7,985(u)
                        6,285 Virginia St. Hsg. Dev. Au. Commonwealth Mtge.
                              (Merlots), Ser. 2006 B20, (LOC: Wachovia Bank &
                              Trust Co.), 3.58%, due 2/7/07                                           A-1+          6,285(u)
                        5,700 Virginia St. Hsg. Dev. Au. Commonwealth Mtge.
                              (Merlots), Ser. 2006-C07, (LOC: Bank of New York),
                              3.58%, due 2/7/07                                                       A-1+          5,700(u)
                                                                                                                   25,420

WASHINGTON (9.6%)
                        4,622 King Co. Swr. Rev., Ser. 2005, (FSA Insured), 3.65%,
                              due 2/1/07                                                                            4,623(u)(t)
                        5,000 Port Bellingham Ind. Dev. Corp. Env. Fac. Ind. Rev.
                              (Atlantic Richfield Co. Proj.), Ser. 2001, 3.79%,
                              due 2/1/07                                                              A-1+          5,000(u)(B)
                        4,200 Seattle Hsg. Au. Rev. (High Point Proj.), Ser. 2003,
                              (LOC: Bank of America), 3.69%, due 2/1/07                 VMIG1                       4,200(u)(B)
                        8,595 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (Ballard Landmark Inn), Ser. 2006 A,
                              (LOC: Fannie Mae), 3.68%, due 2/1/07                      VMIG1                       8,595(u)(B)
                        6,365 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (Eagles Landing Apt. Proj.), Ser. 2006 A,
                              (LOC: Fannie Mae), 3.68%, due 2/1/07                      VMIG1                       6,365(u)(B)
                        3,000 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (Highland Park Apts. Proj.), Ser. 2005 A,
                              (LOC: Bank of America), 3.80%, due 2/1/07                 VMIG1                       3,000(u)(B)
                        3,000 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (Lake City Sr. Apts. Proj.), Ser. 2006
                              A, (LOC: Freddie Mac), 3.69%, due 2/1/07                                A-1+          3,000(u)(B)
                       10,000 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (New Haven Apts. Proj.), Ser. 2005 A,
                              (LOC: U.S. Bank), 3.71%, due 2/1/07                       VMIG1                      10,000(u)(B)
                        6,125 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (Rolling Hills Apts. Proj.), Ser. 2004 A,
                              (LOC: Fannie Mae), 3.68%, due 2/1/07                      VMIG1                       6,125(u)(B)
                        5,734 Washington St. Hsg. Fin. Commission Multi-Family
                              Hsg. Rev. (Scenic Vista Apts. Proj.), Ser. 2005 A,
                              (LOC: Bank of America), 3.71%, due 2/1/07                 VMIG1                       5,734(u)(B)
                        6,275 Washington St. Hsg. Fin. Commission Multi-Family
                              Mtge. Rev. (Canyon Lakes II Proj.), Ser. 1994,
                              (LOC: Wells Fargo & Co.), 3.70%, due 2/1/07               VMIG1                       6,275(u)(B)
                        1,300 Washington St. Hsg. Fin. Commission Multi-Family
                              Mtge. Rev. (Wandering Creek Proj.), Ser. 1995,
                              (LOC: Freddie Mac), 3.59%, due 2/7/07                     VMIG1                       1,300(u)(B)
                        5,860 Washington St. Hsg. Fin. Commission Multi-Family
                              Rev. (Bridgewood Four Seasons), Ser. 2002 A,                            A-1+          5,860(u)(B)
                              (LOC: Fannie Mae), 3.69%, due 2/1/07
                        2,250 Washington St. Hsg. Fin. Commission Multi-Family
                              Rev. (Fairwinds Redmond Proj.), Ser. 2005 A,
                              (LOC: Bank of America), 3.71%, due 2/1/07                 VMIG1                       2,250(u)(B)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------

PRINCIPAL AMOUNT                                SECURITY(@)                                   RATING(@@)                VALUE(+)
($000's omitted)                                                                        Moody's       S&P         ($000's omitted)
                        6,285 Washington St. Hsg. Fin. Commission Multi-Family
                              Rev. (Monticello Park Proj.), Ser. 2001 A, (LOC:
                              Fannie Mae), 3.68%, due 2/1/07                                          A-1+          6,285(u)(B)
                          700 Washington St. Hsg. Fin. Commission Non-Profit Rev.
                              (Tacoma Art Museum Proj.), Ser. 2002, (LOC:
                              Northern Trust Co.), 3.78%, due 2/1/07                    VMIG1                         700(u)(B)
                        2,580 Washington St. Hsg. Fin. Commission Rev. (Merlots),
                              Ser. 2002 A29, (LOC: Government National Mortgage
                              Association), 3.58%, due 2/7/07                           VMIG1                       2,580(u)(v)
                                                                                                                   81,892

WISCONSIN (1.2%)
                        1,800 Nicolet High Sch. Dist. TRANS, Ser. 2006, 4.25%,
                              due 10/30/07                                                                          1,808
                        1,800 Wisconsin Sch. Dist. Cash Flow Management Prog.
                              CTFS Partner, Ser. 2006 A-2, 4.50%, due 9/19/07           MIG1                        1,810
                        2,925 Wisconsin Sch. Dist. Cash Flow Management Prog.
                              CTFS Partner, Ser. 2006 B, 4.25%, due 11/1/07             MIG1                        2,941
                        4,000 Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St.
                              Joseph's Comm. Hosp. Proj.), Ser. 2005, (LOC:
                              Marshall & Ilsley), 3.64%, due 2/1/07                                   A-1           4,000(u)(B)
                                                                                                                   10,559

                              TOTAL MUNICIPAL NOTES                                                               842,831

ASSET-BACKED SECURITIES (1.2%)
                        9,992 FHLMC Multi-Family VRD Certs., Ser. M010, Class A,
                              3.71%, due 2/28/07                                                                    9,992(u)

                              TOTAL INVESTMENTS (100.0%)                                                          852,823

                              Liabilities, less cash, receivables and other assets (0.0%)                            (294)

                              TOTAL NET ASSETS (100.0%)                                                          $852,823

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
---------------------------------------------------------------------

PRINCIPAL AMOUNT                          SECURITY(@)                        RATING(@@)                  VALUE (+)
($000's omitted)                                                          Moody's    S&P          ($000's omitted)
NEW YORK (97.8%)
            6,000  ABN Amro Munitops Cert. Trust, Ser. 2006, (FSA
                   Insured), 3.69%, due 2/1/07                            VMIG1                              6,000(n)(u)(a)
            8,330  ABN Amro Munitops Cert. Trust, Ser. 2006, (XLCA
                   Insured), 3.64%, due 2/1/07                            VMIG1                              8,330(n)(u)(a)
            4,800  Albany IDA Civic Fac. Rev. (Albany Med. Ctr. Proj.),
                   Ser. 2006 A, (LOC: Citizens Bank), 3.61%, due
                   2/1/07                                                 VMIG1                              4,800(u)(B)
            3,800  Albany IDA Civic Fac. Rev. (Research Foundation of
                   the St. Univ. of New York Proj.), Ser. 2002 A, 3.72%,
                   due 2/1/07                                             VMIG1                              3,800(u)(B)
            3,320  Albany IDA Civic Fac. Rev. (Univ. of Albany
                   Foundation Std. Hsg.), Ser. 2001 A, (AMBAC
                   Insured), 3.64%, due 2/1/07                                       A-1                     3,320(u)(B)(oo)
            2,050  Albany IDA Civic Fac. Rev. (Univ. of Albany
                   Foundation Std. Hsg.), Ser. 2001 D, (AMBAC
                   Insured), 3.64%, due 2/1/07                                       A-1                     2,050(u)(B)(oo)
            1,650  Allegany Co. IDA Env. Fac. Ref. Rev. (Atlantic
                   Richfield Proj.), Ser. 2002, 3.72%, due 2/1/07         VMIG1      A-1+                    1,650(u)(B)
            5,175  Amherst IDA Civic Fac. Rev. (Multi-Mode-Daemen
                   College Proj.), Ser. 2006 B, (Radian Insured),
                   3.65%, due 2/1/07                                                 A-1                     5,175(u)(B)(d)
              975  Auburn Ind. Dev. Au. IDR (Goulds Pumps Inc. Proj.),
                   Ser. 1989, (LOC: Deutsche Bank), 3.85%, due
                   2/7/07                                                                                      975(u)
            1,985  Battery Park City Au. Rev., Ser. 2003,  (LOC: Merrill
                   Lynch Capital Markets), 3.65%, due 2/1/07
                                                                                                             1,985(u)
            1,000  Clarence Central Sch. Dist. G.O. BANS, Ser. 2006,
                   4.50%, due 7/5/07                                                                         1,002
            3,000  Clinton IDA Civic Fac. Rev. (Champlain Valley Hosp.
                   Proj.), Ser. 2006 A, (LOC: Key Bank), 3.62%, due
                   2/1/07                                                 VMIG1                              3,000(u)(B)
            2,400  Colonie G.O. BANS, Ser. 2006, 4.50%, due 4/5/07                                           2,403
            3,000  Corning City Sch. Dist. G.O. BANS, Ser. 2006,
                   4.25%, due 6/29/07                                                                        3,005
            2,405  Gloversville City Sch. Dist. G.O. BANS, Ser. 2006,
                   3.74%, due 9/27/07                                                                        2,406
            6,000  Greater Southern Tier Board Coop. Ed. Svcs. Sole
                   Supervisory Dist. G.O. RANS, Ser. 2006, 3.75%,
                   due 6/29/07                                                                               6,002
            5,850  Hempstead Town IDA Multi-Family Rev., Ser. 2007,
                   (LOC: Bank of America), 3.66%, due 2/1/07              VMIG1                              5,850(u)
            1,115  Herkimer Co. IDA Civic Fac. Rev. (Templeton
                   Foundation Proj.), Ser. 2000, (LOC: Key Bank),
                   3.69%, due 2/1/07                                                                         1,115(u)(B)
            1,900  Hilton Central Sch. Dist. G.O. RANS, Ser. 2006,
                   4.13%, due 6/19/07                                                                        1,903
            1,100  Jamestown Sch. Dist. G.O. BANS, Ser. 2006,
                   4.50%, due 5/23/07                                                                        1,102
            2,305  Jamestown Comm. College Reg. Board Trustees
                   RANS, Ser. 2006, 3.75%, due 8/31/07                                                       2,306
            2,000  Liberty Dev. Corp. Rev., Ser. 2006, (LOC: Citibank,
                   N.A.), 3.65%, due 2/1/07                               VMIG1                              2,000(u)
            2,700  Liberty Dev. Corp. Rev. (Floaters), Ser. 2006, (LOC:
                   Morgan Stanley), 3.63%, due 2/1/07                     VMIG1                              2,700(u)
           10,000  Long Island Pwr. Au. Elec. Sys. Rev., Ser. 1998 B,
                   (LOC: WestLB AG), 3.65%, due 2/1/07                    VMIG1      A-1+                   10,000(u)


See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal
----------------------------------------------------------
Money Fund cont'd
-----------------

PRINCIPAL AMOUNT                          SECURITY(@)                        RATING(@@)                  VALUE (+)
($000's omitted)                                                          Moody's    S&P          ($000's omitted)
            7,000  Metro. Trans. Au. Dedicated Tax Fund, Ser. 2006 A,
                   (MBIA Insured), 3.66%, due 2/1/07                                 A-1+                    7,000(u)(g)
            2,700  Metro. Trans. Au. Rev., Ser. 2005 G, (LOC: BNP
                   Paribas), 3.69%, due 2/1/07                            VMIG1      A-1+                    2,700(u)
            2,000  Metro. Trans. Au. Rev. (Floaters), Ser. 2007, (LOC:
                   BNP Paribas), 3.64%, due 2/1/07                        VMIG1                              2,000(u)
            2,350  Nassau Co. IDA Civic Fac. Rev. (North Shore
                   Hebrew Academy Proj.), Ser. 2005, (LOC:
                   Sovereign Bank), 3.63%, due 2/1/07                     VMIG1                              2,350(u)(B)(i)
            4,000  New York City G.O., Ser. 2001 A-6, (FSA Insured),
                   3.70%, due 2/1/07                                      VMIG1      A-1+                    4,000(u)(l)
            1,000  New York City G.O., Ser. 2006 I-8, (LOC: Bank of
                   America), 3.70%, due 2/1/07                            VMIG1      A-1+                    1,000(u)
            5,835  New York City G.O. (Floaters), Ser. 2006, (LOC:
                   Morgan Stanley), 3.68%, due 2/1/07                                A-1                     5,835(u)
              421  New York City G.O. (Floaters), Ser. 2006, (LOC:
                   Morgan Stanley), 3.68%, due 2/1/07                                A-1                       421(u)
            1,000  New York City Hsg. Dev. Corp. Multi-Family Mtge.
                   Rev. (Target V. Apts.), Ser. 2006 A, (LOC: Citibank,
                   N.A.), 3.53%, due 2/7/07                                          A-1+                    1,000(u)(B)
            3,200  New York City Hsg. Dev. Corp. Multi-Family Rental
                   Hsg. Rev., Ser. 2002 A, (LOC: Fannie Mae), 3.51%,
                   due 2/7/07                                                        A-1+                    3,200(u)(B)
            7,775  New York City Hsg. Dev. Corp. Multi-Family Rental
                   Hsg. Rev. (Progress of Peoples Dev.), Ser. 2005 A,
                   (LOC: Fannie Mae), 3.50%, due 2/7/07                              A-1+                    7,775(u)
            3,500  New York City IDA Civic Fac. Rev. (Ethical Culture
                   Sch. Proj.), Ser. 2005 A, (XLCA Insured), 3.60%,
                   due 2/1/07                                                        A-1+                    3,500(u)(B)(l)
            7,220  New York City IDA Spec. Fac. Rev. (Korean Air
                   Lines Co.), Ser. 1997 A, (LOC: HSBC Bank N.A.),
                   3.54%, due 2/7/07                                      VMIG1      A-1+                    7,220(u)(B)
            2,000  New York City Muni. Wtr. Fin. Au. Rev., Ser. 2001,
                   (LOC: Merrill Lynch Capital Markets), 3.66%, due
                   2/1/07                                                            A-1+                    2,000(u)
            2,000  New York City Transitional Fin. Au. Rev., Ser. 2000,
                   (LOC: Morgan Stanley), 3.63%, due 2/1/07               VMIG1
                                                                                                             2,000(u)
            2,200  New York City Transitional Fin. Au. Rev., Ser. 2001
                   B, (LOC: Landesbank Baden), 3.70%, due 2/1/07          VMIG1      A-1+                    2,200(u)
            3,690  New York St. Dorm. Au. Rev., Ser. 2005, (CIFG
                   Insured), 3.65%, due 2/1/07                                       A-1+                    3,690(u)(s)
            1,800  New York St. Dorm. Au. Rev.  Secondary Issues,
                   Ser. 2005, (AMBAC Insured), 3.65%, due 2/1/07          VMIG1                              1,800(u)(g)
            2,775  New York St. Dorm. Au. Rev.  Secondary Issues,
                   Ser. 2005, (FGIC Insured), 3.65%, due 2/1/07           VMIG1                              2,775(u)(g)
           11,500  New York St. Dorm. Au. Rev.  Secondary Issues,
                   Ser. 2006, (FHA Insured), 3.65%, due 2/1/07                       A-1+                   11,500(u)(s)
            1,990  New York St. Dorm. Au. Rev.  Secondary Issues
                   (Putters), Ser. 2005, (FSA Insured), 3.65%, due
                   2/1/07                                                                                    1,990(u)(nn)
            1,990  New York St. Dorm. Au. Rev. (Merlots), Ser. 2003,
                   (FGIC Insured), 3.52%, due 2/7/07                      VMIG1                              1,990(u)(v)
            4,800  New York St. Dorm. Au. Rev. Secondary Issues,
                   Ser. 2005, (AMBAC Insured), 3.63%, due 2/1/07                                             4,800(u)(t)
            5,935  New York St. Dorm. Au. Rev. Secondary Issues,
                   Ser. 2006, (AMBAC Insured), 3.63%, due 2/1/07                                             5,935(u)(l)
            5,010  New York St. Dorm. Au. Rev. Secondary Issues
                   (Floaters), Ser. 2006, (LOC: Morgan Stanley),                                             5,010(u)
                   3.63%, due 2/1/07                                                 A-1

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal
----------------------------------------------------------
Money Fund cont'd
-----------------

PRINCIPAL AMOUNT                          SECURITY(@)                        RATING(@@)                   VALUE(+)
($000's omitted)                                                          Moody's    S&P          ($000's omitted)

            1,100  New York St. Energy Research & Dev. Au. Elec.
                   Fac. Rev. (Long Island Lighting Co.), Ser. 1997 A,
                   (LOC: Royal Bank of Scotland), 3.50%, due 2/7/07       VMIG1                              1,100(u)(B)
            3,600  New York St. Energy Research & Dev. Au. Fac.
                   Rev. (Cons. Edison Co.), Ser. 2004 C, (LOC:
                   Citibank, N.A.), 3.55%, due 2/7/07                     VMIG1      A-1+                    3,600(u)(B)
            7,000  New York St. HFA (Capitol Green Apts.), Ser. 2006
                   A, (LOC: Fannie Mae), 3.52%, due 2/7/07                VMIG1                              7,000(u)
            1,200  New York St. HFA Rev. (Biltmore Tower Hsg.), Ser.
                   2002 A, (LOC: Fannie Mae), 3.55%, due 2/7/07           VMIG1                              1,200(u)(B)
            2,000  New York St. HFA Rev. (Clinton Green South Hsg.),
                   Ser. 2006 A, (LOC: Bank of America), 3.55%, due
                   2/7/07                                                 VMIG1                              2,000(u)(B)
            3,090  New York St. HFA Rev. Multi-Family Hsg., Ser 1988
                   A, (AMBAC Insured), 3.52%, due 2/7/07                  VMIG1      A-1+                    3,090(u)(v)
            4,500  New York St. HFA Rev. (Tribeca), Ser. 1997 A,
                   (LOC: Fannie Mae), 3.50%, due 2/7/07                   VMIG1                              4,500(u)
            5,000  New York St. Mtge. Agcy. Rev. (AMT Homeowner
                   Mtge.), Ser. 2006, (LOC: Dexia Credit Locale de
                   France), 3.72%, due 2/1/07                             VMIG1                              5,000(u)
            1,000  New York St. Mtge. Agcy. Rev. (Homeowner Mtge.),
                   Ser. 2005, (LOC: Dexia Credit Locale de France),
                   3.53%, due 2/7/07                                      VMIG1                              1,000(u)
            2,905  New York St. Mtge. Agcy. Rev. (Putters), Ser. 2005,
                   (LOC: JP Morgan Chase), 3.68%, due 2/1/07              VMIG1                              2,905(u)
            4,010  New York St. Thruway Au. Gen. Rev. (Floaters),
                   Ser. 2006, (FSA Insured), 3.63%, due 2/1/07                       A-1                     4,010(u)(t)
            6,515  New York St. Thruway Au. Gen. Rev. (Putters), Ser.
                   2005, (FSA Insured), 3.65%, due 2/1/07                 VMIG1                              6,515(u)(nn)
            2,000  New York St. Thruway Au. Hwy. & Bridge Trust
                   Fund Rev., Ser. 2005, (AMBAC Insured), 3.63%,
                   due 2/1/07                                                                                2,000(u)(e)
            1,540  Oneida Co. IDA Civic Fac. Rev. (Mohawk Valley St.
                   Lukes), Ser. 2006 E, (LOC: Bank of America),
                   3.60%, due 2/1/07                                      VMIG1                              1,540(u)(B)
            3,825  Onondaga Co. IDA Civic Fac. Rev. (Comm. College
                   Hsg. Dev.), Ser. 2005 A, (LOC: Citizens Bank),
                   3.61%, due 2/1/07                                                 A-1+                    3,825(u)
            4,000  Port Au. New York & New Jersey (Merlots), Ser.
                   2007 C01, (FSA Insured), 3.57%, due 2/7/07
                                                                                     A-1+                    4,000(u)(c)
            1,005  Riverhead IDA Civic Fac. Rev. (Central Suffolk
                   Hosp. Proj.), Ser. 2006 A, (LOC: HSBC Bank N.A.),
                   3.59%, due 2/1/07                                      VMIG1                              1,005(u)(B)
            1,200  Riverhead IDA Civic Fac. Rev. (Central Suffolk
                   Hosp. Proj.), Ser. 2006 B, (LOC: HSBC Bank N.A.),
                   3.59%, due 2/1/07                                      VMIG1                              1,200(u)(B)
            2,295  Riverhead IDA Civic Fac. Rev. (Central Suffolk
                   Hosp. Proj.), Ser. 2006 C, (LOC: HSBC Bank N.A.),
                   3.59%, due 2/1/07                                      VMIG1                              2,295(u)(B)
            1,100  Saugerties Central Sch. Dist. G.O. BANS, Ser. 2006,
                   4.25%, due 8/15/07                                                                        1,103
            1,695  Suffolk Co. IDA IDR (Target Rock Corp.), Ser. 1987,
                   (LOC: Bank of America), 3.55%, due 2/6/07              P-1        A-1+                    1,695(u)(B)
            6,550  Tonawanda Town G.O. BANS, Ser. 2006, 3.70%,
                   due 9/10/07                                                                               6,553
            1,980  Triborough Bridge & Tunnel Au. Rev. (Putters), Ser.
                   2002, (MBIA Insured), 3.65%, due 2/1/07                           A-1                     1,980(u)(nn)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal
----------------------------------------------------------
Money Fund cont'd
-----------------

PRINCIPAL AMOUNT                          SECURITY(@)                        RATING(@@)                  VALUE (+)
($000's omitted)                                                          Moody's    S&P          ($000's omitted)
            4,100  Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser.
                   2005 A, (LOC: Citizens Bank), 3.60%, due 2/1/07        VMIG1                              4,100(u)(B)
           12,005  Warren & Washington Cos. IDA Civic Fac. Rev.
                   (Glen at Hiland Meadows Proj.), Ser. 2000, (LOC:
                   Sovereign Bank), 3.49%, due 2/7/07                                A-1                    12,005(u)(B)(uu)
            3,000  Wayne-Finger Lakes Board Coop Ed. Svcs. Sole
                   Supervisory RANS, Ser. 2006, 4.25%, due 6/28/07                                           3,005
            5,000  Westchester Co. IDA IDR (Levister Redev. Co.
                   LLC), Ser. 2001 B, (LOC: Bank of New York),
                   3.63%, due 2/1/07                                      VMIG1                              5,000(u)(B)
                                                                                                           269,796
PUERTO RICO (1.8%)
            5,000  Puerto Rico Commonwealth Aqueduct & Swr. Au.
                   Rev., Ser. 2006, (LOC: Citigroup Global Markets),
                   3.66%, due 2/1/07                                      VMIG1                              5,000(u)

                   TOTAL INVESTMENTS (99.6%)                                                               274,796

                   Cash, receivables and other assets, less liabilities (0.4%)                               1,214

                   TOTAL NET ASSETS (100.0%)                                                              $276,010





See Notes to Schedule of Investments

                                                    JANUARY 31, 2007 (UNAUDITED)

 NOTES TO SCHEDULE OF INVESTMENTS
 --------------------------------

(+) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(@) Municipal securities held by the funds are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 86% and 89% of the municipal securities held by Lehman Brothers Municipal Money Fund ("Municipal Money") and Lehman Brothers New York Municipal Money Fund ("New York Municipal Money"), respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.
      The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(@@) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $20,920,000 or 2.5% of net assets for Municipal Money and $14,330,000 or 5.2% of net assets for New York Municipal Money.

(B)   Security is guaranteed by the corporate or non-profit obligor.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.

(O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2007, these securities amounted to $5,864,000 for Municipal Money.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(a) Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

(b) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by M&T Bank, backing 100% of the total principal.

(e) Security is subject to a guarantee provided by Svenska Handelsbank, backing 100% of the total principal.

(f) Security is subject to a guarantee provided by State Street Bank & Trust Co., backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

                                                    JANUARY 31, 2007 (UNAUDITED)

(j) Security is subject to a guarantee provided by Depfa Bank, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

(nn) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by Key Bank, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Kredietbank, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Landesbank Hessen-Thueringen Girozentrale, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by PNC Bank, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.





For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

                                                                                                      JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund
---------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                   RATING(@@)                   VALUE(+)
($000's omitted)                                                                        Moody's    S&P          ($000's omitted)
ARIZONA (0.5%)
        1,000  Tucson Ind. Dev. Au. Joint Single Family Mtge. Rev., Ser. 2006 B,
               (LOC: Government National Mortgage Association), 4.90%, due 8/3/07         VMIG1                       1,004
COLORADO (3.5%)
        1,000  Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas),
               3.70%, due 12/1/07                                                                  A-1+               1,000(u)
        1,100  Colorado Hsg. & Fin. Au. (Multi-Family Proj.), Ser. 2000 B-3, Class I,
               (LOC: Federal Home Loan Bank), 3.59%, due 2/7/07                                    A-1+               1,100(u)
        2,500  Denver City & Co. Arpt. Rev., Sub. Ser. 2005 C-2, (CIFG Insured),
               3.60%, due 2/7/07                                                          VMIG1    A-1                2,500(u)(v)
        1,816  Rev. Bond Cert. Ser. Trust Var. St., (Sterling Park), Ser. 2006, (AIG
               Insured), 3.86%, due 2/1/07                                                                            1,816(u)
                                                                                                                      6,416
FLORIDA (3.2%)
        4,250  Lee Co. HFA Single Family Mtge. Rev., Ser. 2006 D, (LOC: TransAmerica
               Bank), 3.90%, due 9/5/07                                                   MIG1                        4,249
          960  Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank & Trust
               Co.), 3.60%, due 2/7/07                                                    VMIG1    A-1+                 960(u)
          695  Orange Co. HFA Multi-Family Rev., Ser. 2000 E, (LOC: Bank of America),
               3.59%, due 2/7/07                                                          VMIG1                         695(u)(B)
                                                                                                                      5,904
GEORGIA (8.1%)
        4,000  Atlanta Arpt. Rev. (Merlots), Ser. 2000 CCC, (FGIC Insured), 3.58%,
               due 2/7/07                                                                 VMIG1                       4,000(u)(z)
        1,000  Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured), 3.58%, due
               2/7/07                                                                     VMIG1                       1,000(u)(z)
        1,800  Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol
               Gateway Apts.), Ser. 2005, (LOC: Bank of America), 3.71%, due 2/1/07                A-1+               1,800(u)(B)
        2,450  Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc., Proj.), Ser. 2007,
               (LOC: Branch Banking & Trust Co.), 3.75%, due 2/1/07                       VMIG1                       2,450(u)(B)
        2,000  Cartersville Dev. Au. IDR (Bliss & Laughlin), Ser. 1988, (LOC: Bank of
               America), 3.77%, due 2/1/07                                                                            2,000(u)(B)
        1,015  Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldg.), Ser. 1997, (LOC: JP
               Morgan Chase), 3.95%, due 2/1/07                                           Aa2                         1,015(u)(B)
        2,520  Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc., Proj.), Ser. 2006,
               (LOC: Branch Banking & Trust Co.), 3.75%, due 2/1/07                                                   2,520(u)(B)
                                                                                                                     14,785
ILLINOIS (12.3%)
        4,500  Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC:
               Charter One Bank), 3.74%, due 2/1/07                                                                   4,500(u)
        1,165  Chicago Multi-Family Hsg. Rev. (Churchview Supportive Living Fac.),
               Ser. 2003, (LOC: Harris Trust & Savings), 3.76%, due 2/1/07                VMIG1                       1,165(u)(B)
        1,639  Dundee Township Park Dist., Ser. 2006, 4.35%, due 12/1/07                                              1,648
        1,600  Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC: LaSalle
               National Bank), 3.81%, due 2/1/07                                                   A-1                1,600(u)(B)
          700  Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC:
               Bank One), 3.95%, due 2/1/07                                                                             700(u)(B)

See Notes to Schedule of Investments

                                                                                                       JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's      S&P          ($000's omitted)
          980  Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC: Fifth
               Third Bank), 3.72%, due 2/1/07                                                                           980(u)(B)
          500  Illinois Dev. Fin. Au. Rev. (Providence St. Mel Sch. Proj.), Ser.
               2002, (LOC: Bank One), 3.55%, due 2/7/07                                   VMIG1                         500(u)(B)
          500  Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A, (LOC: JP Morgan
               Chase), 3.95%, due 2/1/07                                                                                500(u)(B)
        1,000  Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC: Fifth
               Third Bank), 3.72%, due 2/1/07                                                                         1,000(u)(B)
        1,000  Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC:
               Bank One), 3.73%, due 2/1/07                                               VMIG1                       1,000(u)(B)
          930  Illinois Std. Assist. Commission Std. Loan Rev., Ser. 1997 A, (LOC:
               Bank One), 3.56%, due 2/7/07                                               VMIG1                         930(u)
        4,200  Lake Co. Multi-Family Hsg. Rev. (Rosewood Apt. Proj.), Ser. 2004,
               (LOC: Freddie Mac), 3.70%, due 2/1/07                                               A-1+               4,200(u)(B)
        3,850  Peoria Spec. Tax (Weaverridge Spec. Svc. Area), Ser. 1996, 8.05%, due
               2/1/17 Pre-Refunded 2/1/07                                                                             3,935
                                                                                                                     22,658
INDIANA (10.2%)
        2,000  Bartholomew Cons. Sch. Corp. Ind. Tax Anticipatory Warrants, Ser.
               2007, 4.00%, due 12/31/07                                                                              2,006
        2,680  Concord Comm. Sch. Tax Anticipated Warrants, Ser. 2007, 3.90%, due
               12/31/07                                                                                               2,685
        2,000  Crawfordsville Econ. Dev. Ref. Rev., Ser. 1993, (LOC: Federal Home
               Loan Bank), 3.72%, due 2/1/07                                              VMIG1                       2,000(u)
        3,600  Elkhart Co. Ind. Econ. Dev. Rev. (Carriage Inc., Proj.), Ser. 2006,
               (LOC: National City Bank), 3.74%, due 2/1/07                                                           3,600(u)
        1,400  Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due 12/31/07                                    1,401
          500  Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994, (LOC:
               Bank of America), 3.95%, due 2/1/07                                                                      500(u)(B)
        2,000  Indiana St. Fin. Au. Wtr. Fac. Rev., Ser. 2006-111, (AMBAC Insured),
               3.69%, due 2/1/07                                                          VMIG1    A-1+               2,000(u)(j)
        1,840  Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995,
               (LOC: Federal Home Loan Bank), 3.72%, due 2/1/07                           VMIG1                       1,840(u)(B)
        1,089  La Porte Co. Econ. Dev. Rev. (Pedcor Investments-Woodland), Ser. 1994,
               (LOC: Federal Home Loan Bank), 3.73%, due 2/1/07                           VMIG1                       1,089(u)
        1,105  North Vernon Econ. Dev. Rev. (Oak Meadows Apt. Proj.), Ser. 1995,
               (LOC: Federal Home Loan Bank), 3.62%, due 2/7/07                                    A-1+               1,105(u)
          500  Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind), Ser.
               2004, (LOC: PNC Bank), 3.74%, due 2/1/07                                                                 500(u)(B)
                                                                                                                     18,726
IOWA (1.8%)
        1,800  Iowa Std. Loan Liquidity Corp. Std. Loan Rev., Ser. 1998 B, (AMBAC
               Insured), 3.57%, due 2/7/07                                                         A-1+               1,800(u)(i)
        1,535  Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996, (LOC:
               U.S. Bank), 3.73%, due 2/1/07                                                                          1,535(u)(B)
                                                                                                                      3,335
KANSAS (0.8%)
        1,400  Wyandotte Co. & Kansas City Unified Gov't. G.O., Ser. 2006 I, 3.73%,
               due 4/1/07                                                                 MIG1                        1,400


See Notes to Schedule of Investments

                                                                                                       JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                    RATING(@@)                  VALUE(+)
($000's omitted)                                                                          Moody's  S&P          ($000's omitted)
KENTUCKY (3.7%)
        3,150  Boone Co.  Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005, (LOC:
               Fifth Third Bank), 3.72%, due 2/2/07                                                                   3,150(u)(B)
        3,000  Fulton Co. Ind. Bldg. Rev. (Burke Parsons Bowlby Corp.), Ser. 2006,
               (LOC: Branch Banking & Trust Co.), 3.75%, due 2/1/07                                                   3,000(u)(B)
          630  Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser. 2000,
               (LOC: Citizens Bank), 3.78%, due 2/1/07                                                                  630(u)(B)
                                                                                                                      6,780
LOUISIANA (1.6%)
        2,980  Louisiana HFA Single Family Mtge. Rev. (Floaters), Ser. 2006 1566,
               (LOC: Depfa Bank), 3.68%, due 2/1/07                                                A-1                2,980(u)(v)

MAINE (0.3%)
          500  Westbrook Rev. (Corriveau-Routhier, Inc., Proj.), Ser. 1986, (LOC:
               Fleet National Bank), 3.90%, due 12/15/07                                                                500(u)(B)

MASSACHUSETTS (1.4%)
        2,000  Chatham BANS, Ser. 2006, 4.00%, due 2/1/07                                                             2,000
          500  Montachusett Reg. Trans. Au. RANS, Ser. 2006, 4.50%, due 6/15/07                                         501
                                                                                                                      2,501

MICHIGAN (0.8%)
          365  Michigan Muni. Bond Au. Rev., Ser. 2005, (LOC: Merrill Lynch Capital
               Markets), 3.65%, due 2/1/07                                                                              365(u)
        1,090  Wayne Co. Arpt. Au. Rev. (Floaters), Ser. 2006, (MBIA Insured), 3.68%,
               due 2/1/07                                                                 VMIG1                       1,090(u)(v)
                                                                                                                      1,455
MINNESOTA (4.5%)
        5,000  Dakota Co. Comm. Dev. Agcy. Multi-Family Hsg. Rev. (Brentwood Hills
               Apts. Proj.), Ser. 2003 A, (LOC: Lasalle National Bank), 3.83%, due
               2/1/07                                                                     VMIG1                       5,000(u)(B)
          100  Mankato Rev. (Bethany Lutheran College), Ser. 2000 B, (LOC: Wells
               Fargo & Co.), 3.78%, due 2/1/07                                                     A-1+                 100(u)(B)
        2,415  Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser.
               2004, (LOC: Freddie Mac), 3.70%, due 2/1/07                                VMIG1                       2,415(u)(B)
          280  Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser.
               2002, (LOC: Marshall & Ilsley), 3.78%, due 2/1/07                          VMIG1                         280(u)(B)
          500  Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S. Bank),
               3.85%, due 2/1/07                                                                                        500(u)(B)
                                                                                                                      8,295
MISSOURI (2.8%)
        1,000  Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser. 1989,
               (LOC: Commerce Bank N.A.), 3.77%, due 2/7/07                                        A-1                1,000(u)
          100  Jefferson Co. Ind. Dev. Au. (GHF Holdings LLC Proj.), Ser. 1994, (LOC:
               LaSalle National Bank), 3.95%, due 2/1/07                                                                100(u)(B)



See Notes to Schedule of Investments

                                                                                                       JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                    RATING(@@)                 VALUE(+)
($000's omitted)                                                                          Moody's  S&P         ($000's omitted)
        3,000  Missouri St. Env. Imp. & Energy Res. Au. (Utilicorp United Inc.
               Proj.), Ser. 1993, (LOC: Citibank, N.A.), 3.85%, due 2/7/07                P-1      A-1+               3,000(u)(B)
        1,015  Missouri St. Pub. Utils. Commission Rev. (Interim Construction Notes),
               Ser. 2006, 4.50%, due 9/15/07                                              MIG1                        1,020
                                                                                                                      5,120
MONTANA (1.1%)
        2,000  Montana St. Board Investment (Muni. Fin. Cons. Act-Intercap), Ser.
               1994, 3.65%, due 3/1/09 Putable 3/1/08                                     VMIG1                       2,000(u)

NEBRASKA (0.9%)
        1,500  Nebhelp Inc. Rev. (Std. Loan Prog.), Ser. 1986 C, (MBIA Insured),
               3.54%, due 2/7/07                                                          VMIG1    A-1+               1,500(n)(u)(t)
          100  Norfolk IDR (SUPERVALU, Inc., Proj.), Ser. 1994, (LOC: Wachovia Bank &
               Trust Co.), 3.62%, due 2/7/07                                                                            100(u)(B)
                                                                                                                      1,600
NEW HAMPSHIRE (0.9%)
        1,660  New Hampshire St. Hsg. Fin. Au. Multi-Family Rev., Ser. 2006, (LOC:
               Merrill Lynch Capital Markets), 3.69%, due 2/1/07                          VMIG1                       1,660(u)

NEW YORK (0.7%)
        1,200  Greater Southern Tier Board Coop. Ed. Svcs. Sole Supervisory Dist.
               G.O. RANS, Ser. 2006, 3.75%, due 6/29/07                                                               1,200

NORTH CAROLINA (1.9%)
        1,550  Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley
               Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.),
               3.75%, due 2/1/07                                                                                      1,550(u)(B)
        1,875  North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 3.68%, due
               2/1/07                                                                     VMIG1                       1,875(u)

NORTH DAKOTA (0.5%)                                                                                                   3,425
        1,000  North Dakota St. HFA Rev. (Fin. Prog. Home Mtge.), Ser. 2004 B, (LOC:
               KBC Bank N.V.), 3.58%, due 2/7/07                                          VMIG1                       1,000(u)

OHIO (5.2%)
        1,000  American Muni. Pwr. BANS (Bryan Elec. Sys.), Ser. 2006, 3.90%, due
               8/17/07                                                                                                1,000
        2,060  American Muni. Pwr. BANS (Shelby Proj.), Ser. 2006, 3.70%, due
               11/15/07                                                                                               2,060
        1,000  Fairfield & Union Local Sch. Dist. G.O. BANS, Ser. 2006, 4.50%, due
               3/1/07                                                                              SP-1+              1,001
        1,910  Marysville Wtr. & Swr. G.O. BANS, Ser. 2007, 4.50%, due 1/24/08                                        1,925
        1,500  Richland Co. BANS (Correctional Facs.), Ser. 2006, 4.25%, due 2/27/07                                  1,501
        1,155  Warren Co. IDR (Pac Mfg. Proj.), Ser. 2000, (LOC: Bank of America),
               3.83%, due 2/1/07                                                                   A-1+               1,155(u)(B)
          988  Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC: National
               City Bank), 3.74%, due 2/1/07                                                                            988(u)(B)
                                                                                                                      9,630
PENNSYLVANIA (6.1%)
        4,000  Crawford Co. Ind. Dev. Au. Rev. (Acutec Precision), Ser. 2007, (LOC:
               National City Bank), 3.74%, due 2/1/07                                                                 4,000(u)(B)

See Notes to Schedule of Investments

                                                                                                       JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                    RATING(@@)                 VALUE(+)
($000's omitted)                                                                          Moody's  S&P         ($000's omitted)
        3,200  Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser. 2006,
               (LOC: Branch Banking & Trust Co.), 3.75%, due 2/1/07                                                   3,200(u)(B)
        2,805  Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.), Ser.
               2006, (LOC: Wachovia Bank & Trust Co.), 3.78%, due 2/1/07                                              2,805(u)(B)
        1,150  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 2006 A2, (LOC:
               PNC Bank), 3.70%, due 2/1/07                                                        A-1                1,150(u)(B)
                                                                                                                     11,155
RHODE ISLAND (3.5%)
        5,000  Rhode Island Hsg. & Mtge. Fin. Corp., Ser. 2006 P, (LOC: Merrill Lynch
               Capital Markets), 3.69%, due 2/1/07                                                 A-1+               5,000(u)
        1,380  Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components
               Proj.), Ser. 2000, (LOC: Bank of America), 3.60%, due 2/7/07                        A-1+               1,380(u)(B)
                                                                                                                      6,380
SOUTH CAROLINA (2.3%)
          500  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind., Inc.,
               Proj.), Ser. 1999, (LOC: PNC Bank), 3.74%, due 2/1/07                                                    500(u)(B)
          400  South Carolina Jobs Econ. Dev. Au. IDR (Florence RHF Hsg. Proj.), Ser.
               1987 A, (LOC: Wachovia Bank & Trust Co.), 3.75%, due 2/7/07                                              400(u)(B)
        3,420  Three Rivers Solid Waste Au. Solid Waste Disposal Fac. Ref. Rev. BANS,
               Ser. 2007, 3.72%, due 1/15/08                                                       SP-1+              3,420
                                                                                                                      4,320
TENNESSEE (3.0%)
          270  Memphis G.O., Ser. 1995 A, (LOC: Westdeutsche Landesbank
               Girozentrale), 3.80%, due 2/7/07                                           VMIG1    A-1+                 270(u)
          600  Memphis G.O., Ser. 1995 B, (LOC: Westdeutsche Landesbank
               Girozentrale), 3.85%, due 2/7/07                                           VMIG1    A-1+                 600(u)
        3,200  Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev.
               (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 3.75%, due 2/1/07             VMIG1                       3,200(u)
          440  Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 A, (LOC:
               Citizens Bank), 3.78%, due 2/1/07                                                                        440(u)(B)
        1,065  Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 C, (LOC:
               Citizens Bank), 3.78%, due 2/1/07                                                                      1,065(u)(B)
                                                                                                                      5,575
TEXAS (7.2%)
          200  ABN Amro Munitops Cert. Trust (Texas Non-AMT Trust Cert.), Ser. 2005-
               21, (PSF Insured), 3.66%, due 2/1/07                                       VMIG1                         200(u)(a)
          650  Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care, Inc.),
               Ser. 1998, (LOC: Broadway National Bank), 3.90%, due 2/1/07                VMIG1                         650(u)(B)(m)
        1,300  Dallas Fort Worth Int'l. Arpt. Rev. (Putters), Ser. 2004, (FGIC
               Insured), 3.68%, due 2/1/07                                                VMIG1    A-1+               1,300(u)(p)
        5,000  El Paso Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Viva Apts. Proj.),
               Ser. 1993, (LOC: Bank of America), 3.62%, due 2/7/07                                A-1+               5,000(u)(B)


See Notes to Schedule of Investments

                                                                                                       JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's      S&P          ($000's omitted)
          420  Harris Co. Ind. Dev. Corp. IDR (North American Galvanizing), Ser.
               2000, (LOC: JP Morgan Chase), 3.60%, due 2/7/07                                                          420(u)(B)
        1,340  Harris Co. Ind. Dev. Corp. IDR (Precision Gen., Inc., Proj.), Ser.
               1991, (LOC: Morgan Guaranty Trust), 3.73%, due 2/1/07                               A-1+               1,340(u)(B)
        4,200  McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 5.63%, due
               2/1/07                                                                                                 4,235(u)
                                                                                                                     13,145
VIRGINIA (2.4%)
        2,210  Southampton Co. IDA Rev. (Feridies Proj.), Ser. 2006, (LOC: Branch
               Banking & Trust Co.), 3.75%, due 2/1/07                                                                2,210(u)(B)
        1,865  Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006-
               C07, (LOC: Bank of New York), 3.58%, due 2/7/07                                     A-1+               1,865(u)
          250  Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast of America), Ser.
               1989, (LOC: Deutsche Bank), 3.77%, due 2/1/07                                                            250(u)(B)
                                                                                                                      4,325
WASHINGTON (9.4%)
          100  Seattle Hsg. Au. Rev. (High Point Proj.), Ser. 2003, (LOC: Bank of
               America), 3.69%, due 2/1/07                                                VMIG1                         100(u)(B)
        6,600  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (Ballard
               Landmark Inn), Ser. 2006 A, (LOC: Fannie Mae), 3.68%, due 2/1/07           VMIG1                       6,600(u)(B)
        4,630  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (New Haven
               Apts. Proj.), Ser. 2005 A, (LOC: U.S. Bank), 3.71%, due 2/1/07             VMIG1                       4,630(u)(B)
        6,020  Washington St. Hsg. Fin. Commission Multi-Family Rev. (Auburn Meadows
               Proj.), Ser. 2003 A, (LOC: Wells Fargo & Co.), 3.85%, due 2/1/07                    A-1+               6,020(u)
                                                                                                                     17,350
WISCONSIN (3.4%)
        2,000  Freedom NANS, Ser. 2006, 4.13%, due 10/1/07                                                            2,004
        4,000  Whitehall IDR (Whitehall Specialties), Ser. 2007, (LOC: JP Morgan
               Chase), 3.73%, due 2/1/07                                                                              4,000(u)(B)
          200  Wisconsin St. Hlth. & Ed. Fac. Au. Rev., Ser. 2002, (LOC: Marshall &
               Ilsley), 3.78%, due 2/1/07                                                          A-1                  200(u)(B)
                                                                                                                      6,204

               TOTAL INVESTMENTS (104.0%)                                                                           190,828

               Liabilities, less cash, receivables and other assets [(4.0%)]                                         (7,268)

               TOTAL NET ASSETS (100.0%)                                                                           $183,560


See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund
-----------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
MUNICIPAL NOTES (100.2%)

ALABAMA (0.2%)
        1,750  Lauderdale Co. Pub. Park Rec. Board Rev. (Metro YMCA), Ser. 2000,
               (LOC: SunTrust Bank), 3.62%, due 2/7/07                                  VMIG1                     1,750(u)(B)
        1,000  Mobile Spring Hill College Ed. Bldg. Au. Rev. (Spring Hill College
               Proj.), Ser. 2004 B, (LOC: Regions Bank), 3.52%, due 2/7/07              VMIG1                     1,000(u)
                                                                                                                  2,750
ALASKA (0.7%)
        1,000  Alaska Ind. Dev. & Export Au. Rev., Ser. 2004, (FSA Insured),
               3.65%, due 2/1/07                                                        VMIG1                     1,000(u)(h)
        7,920  Anchorage Alaska G.O., Ser. 2004, (MBIA Insured), 3.65%, due 2/1/07      VMIG1                     7,920(u)(h)
                                                                                                                  8,920

ARIZONA (1.3%)
        5,800  ABN Amro Munitops Cert. Trust, Ser. 2005, (MBIA Insured), 3.65%,
               due 2/1/07                                                               VMIG1                     5,800(n)(u)(a)
       10,000  Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006, (LOC: Citigroup
               Global Markets), 3.65%, due 2/1/07                                       VMIG1                    10,000(u)
                                                                                                                 15,800
ARKANSAS (1.2%)
        8,000  ABN Amro Munitops Cert. Trust, Ser. 2006, (FGIC Insured), 3.66%,
               due 2/1/07                                                                                         8,000(n)(u)(a)
        6,375  North Little Rock Residential Hsg. Fac. Board Multi-Family Rev.,
               Ser. 2004, (LOC: Government National Mortgage Association), 3.66%,
               due 2/1/07                                                               VMIG1                     6,375(u)(uu)
                                                                                                                 14,375

CALIFORNIA (2.0%)
        25,000 California St. G.O., Ser. 2001, (FGIC Insured), 3.73%, due 2/1/07                  A-1+           25,000(u)(x)

COLORADO (4.0%)
        4,765  Broomfield CTFS Partners, Ser. 2002, (AMBAC Insured), 3.66%, due
               2/1/07                                                                                             4,765(u)(uu)
        1,500  Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas),
               3.70%, due 12/1/07                                                                 A-1+            1,500(u)
        3,625  Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch. Religion
               Proj.), Ser. 2006, (LOC: AmSouth Bank), 3.65%, due 2/1/07                VMIG1                     3,625(u)(B)
        6,250  Colorado Ed. & Cultural Fac. Au. Rev. (Linfield Christian Sch.
               Proj.), Ser. 2005, (LOC: Evangelical Christian), 3.64%, due 2/1/07                 A-1+            6,250(u)(B)(w)
       10,000  Colorado Ed. & Cultural Fac. Au. Rev. (Pueblo Serra Worship
               Hldgs.), Ser. 2006, (LOC: Wells Fargo & Co.), 3.63%, due 2/1/07                                   10,000(u)
        5,350  Commerce City Northern Infrastructure Gen. Imp. Dist., Ser. 2006,
               (LOC: U.S. Bank), 3.66%, due 2/1/07                                                A-1+            5,350(u)
        7,675  Cornerstone Metro. Dist. Number 1 Rev., Ser. 2006, (LOC: Bank of
               America), 3.64%, due 2/1/07                                                        A-1+            7,675(u)
        5,040  Denver City & Co. Arpt. Rev. (Floaters), Ser. 2006-63 TP, (FGIC
               Insured), 3.65%, due 2/1/07                                                                        5,040(u)(nn)
        4,755  El Paso Co. Multi-Family Hsg. Ref. Rev. (Briarglen Apts. Proj.),
               Ser. 1995, (LOC: Freddie Mac), 3.53%, due 2/7/07                                   A-1+            4,755(u)(B)
                                                                                                                 48,960

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
CONNECTICUT (0.6%)
        6,935  Connecticut Dev. Au. Arpt. Hotel Rev. (Bradley Arpt. Hotel Proj.),
               Ser. 2006, (LOC: TD Banknorth N.A.), 3.64%, due 2/1/07                   VMIG1                     6,935(u)(B)

DISTRICT OF COLUMBIA (0.3%)
        2,155  District of Columbia Rev. (St. Patrick's Episcopal Church), Ser.
               2000, (LOC: SunTrust Bank), 3.62%, due 2/7/07                            VMIG1                     2,155(u)(B)
        1,435  District of Columbia Wtr. & Swr. Au. Pub. Util. Rev., Ser. 2006,
               (FSA Insured), 3.65%, due 2/1/07                                                                   1,435(u)(l)
                                                                                                                  3,590
FLORIDA (5.1%)
          635  Alachua Co. Ind. Dev. Rev. (Oak Hall Sch. Inc. Proj.), Ser. 1999,
               (LOC: SunTrust Bank), 3.67%, due 2/7/07                                                              635(u)(B)
        7,190  Eclipse Funding Trust (Solar Eclipse Volusia Co.), Ser. 2006, (FSA
               Insured), 3.64%, due 2/1/07                                                                        7,190(n)(u)(y)
        1,000  Florida Hsg. Fin. Corp. Multi-Family Mtge. Ref. Rev. (Monterey
               Lake), Ser. 2005 C, (LOC: Freddie Mac), 3.53%, due 2/7/07                          A-1+            1,000(u)(B)
        2,290  Florida St. Board of Ed., Ser. 2003 SGA, (MBIA Insured), 3.53%, due
               2/7/07                                                                             A-1+            2,290(u)(x)
        4,550  Gainesville Util. Sys. Rev., Ser. 2005 C, (LOC: SunTrust Bank),
               3.73%, due 2/1/07                                                        VMIG1     A-1+            4,550(u)
        4,725  Highlands Co. Hlth. Fac. Au. Rev., Ser. 2006, (LOC: Citibank,
               N.A.), 3.65%, due 2/1/07                                                 VMIG1                     4,725(u)
        1,530  Jacksonville Florida Ed. Fac. Rev. (Edwards Wtr. College Proj.),
               Ser. 2001, (LOC: Wachovia Bank & Trust Co.), 3.70%, due 10/1/21
               Putable 10/1/07                                                                                    1,530(B)
        6,090  Miami-Dade Co. Pub. Fac. Rev., Ser. 2006, (MBIA Insured), 3.65%,
               due 2/1/07                                                                                         6,090(u)(uu)
        1,000  Miami-Dade Co. Sch. Board Cert. Participation, (Partner Eagle),
               Ser. 2006 A, (AMBAC Insured), 3.66%, due 2/1/07                                    A-1+            1,000(u)(g)
        3,750  Muni. Sec. Trust Cert., Ser. 2006 A, (LOC: Bear Stearns), 3.65%,
               due 2/1/07                                                               VMIG1                     3,750(n)(u)
        9,120  Orlando Util. Commission Wtr. & Elec. Rev., Ser. 2006, (LOC: Dexia
               Credit Locale de France), 3.65%, due 2/1/07                                                        9,120(u)
       20,300  Sunshine St. Governmental Fin. Commission Rev., Ser. 1986, (AMBAC
               Insured), 3.72%, due 2/1/07                                              VMIG1                    20,300(u)(l)
                                                                                                                 62,180
GEORGIA (2.2%)
        5,000  Atlanta Arpt. Passenger Fac. Charge Rev. (Floaters), Ser. 2006-
               1301, (FSA Insured), 3.65%, due 2/1/07                                   VMIG1                     5,000(u)(v)
        5,800  De Kalb Co. Hsg. Au. Multi-Family Hsg. Rev. (Wood Hills Apt.
               Proj.), Ser. 1988, (LOC: Fleet National Bank), 3.56%, due 2/7/07                   A-1+            5,800(u)(B)
        3,135  De Kalb Co. Wtr. & Swr. Rev., Ser. 2006, (LOC: Citibank, N.A.),
               3.65%, due 2/1/07                                                        VMIG1                     3,135(u)
        1,385  De Kalb Co. Wtr. & Swr. Rev. (Floaters), Ser. 2006, (FSA Insured),
               3.65%, due 2/1/07                                                                                  1,385(u)(nn)
          500  Gwinnett Co. Dev. Au. Rev. (Greater Atlanta Christian), Ser. 1998,
               (LOC: SunTrust Bank), 3.62%, due 2/7/07                                  Aa2                         500(u)(B)
        2,500  Gwinnett Co. Hsg. Au. Multi-Family Hsg. Rev. (Greens Apts. Proj.),
               Ser. 1995, (LOC: Fannie Mae), 3.53%, due 2/7/07                                    A-1+            2,500(u)(B)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        2,500  Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk Apts.), Ser.
               1990, (LOC: Freddie Mac), 3.63%, due 2/1/07                              VMIG1                     2,500(u)(B)
        3,625  Muni. Sec. Trust Cert., Ser. 2007, (LOC: Branch Banking & Trust
               Co.), 3.53%, due 2/7/07                                                  VMIG1                     3,625(n)(u)
        2,700  Roswell Hsg. Au. Multi-Family Rev. (Azalea Park Apts.), Ser. 1996,
               (LOC: Fannie Mae), 3.53%, due 2/7/07                                               A-1+            2,700(u)(B)
                                                                                                                 27,145
HAWAII (1.4%)
        8,200  Eclipse Funding Trust (Solar Eclipse Honolulu), Ser. 2006, (MBIA
               Insured), 3.64%, due 2/1/07                                                        A-1+            8,200(n)(u)(y)
        8,765  Hawaii St. G.O., Ser. 2005, (AMBAC Insured), 3.66%, due 2/1/07                                     8,765(u)(uu)
                                                                                                                 16,965

ILLINOIS (3.6%)
        7,150  Chicago O'Hare Int'l. Arpt. Rev., Ser. 2005, (FGIC Insured), 3.65%,
               due 2/1/07                                                                                         7,150(u)(k)
        8,000  Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006 D, (LOC: Sovereign
               Bank), 3.64%, due 2/1/07                                                                           8,000(u)(B)(bb)
        1,850  Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.), Ser. 2006,
               (LOC: Fifth Third Bank), 3.63%, due 2/2/07                               VMIG1                     1,850(u)(B)
        3,100  Illinois Hlth. Fac. Au. Rev. (Servantcor Falcon II), Ser. 1996 A,
               (LOC: JP Morgan Chase), 3.55%, due 2/7/07                                          A-1+            3,100(u)(B)
        1,620  Illinois St. G.O., Ser. 2004, (MBIA Insured), 3.66%, due 2/1/07          VMIG1                     1,620(u)(h)
        5,000  Lake Co. Sch. Dist. Number Deerfield Rev., Ser. 2006, (LOC: JP
               Morgan Chase), 3.53%, due 2/7/07                                         VMIG1                     5,000(u)
        4,015  Metro. Pier & Exposition Au. Hospitality Fac. Rev., Ser. 2006,
               (LOC: Dexia Credit Locale de France), 3.65%, due 2/1/07                                            4,015(u)
        2,480  Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA Proj.), Ser.
               2002, (LOC: U.S. Bank), 3.78%, due 2/1/07                                          A-1+            2,480(u)(B)
        5,920  Reg. Trans. Au., Ser. 2006, (MBIA Insured), 3.66%, due 2/1/07                                      5,920(u)(l)
        5,665  Reg. Trans. Au. G.O. (Merlots), Ser. 2002 A24, (MBIA Insured),
               3.53%, due 2/7/07                                                        VMIG1                     5,665(u)(c)
                                                                                                                 44,800
INDIANA (7.7%)
        8,055  ABN Amro Munitops Cert. Trust, Ser. 2006, (AMBAC Insured), 3.66%,
               due 2/1/07                                                                                         8,055(n)(u)(a)
        7,490  Bartholomew Cons. Sch. Corp. Ind. Tax Anticipatory Warrants, Ser.
               2007, 4.00%, due 12/31/07                                                                          7,512
        9,000  Carmel  Waterworks Rev. BANS, Ser. 2006 A, 4.50%, due 9/21/07                                      9,047
        3,800  Carmel Clay Parks Bldg. Corp., Ser. 2004, (MBIA Insured), 3.66%,
               due 2/1/07                                                                         A-1+            3,800(u)(p)
        6,880  Columbus Renovation Sch. Bldg. Corp., Ser. 2005, (MBIA Insured),
               3.67%, due 2/1/07                                                                  A-1+            6,880(u)(uu)
        6,405  Daviess Co. Econ. Dev. Ref. Rev. & Impt., Ser. 2006, (Radian
               Insured), 3.64%, due 2/1/07                                              VMIG1                     6,405(u)(B)(q)
        3,300  Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due 12/31/07                                3,303

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        2,500  Indiana Bond Bank Rev. (Adv. Fdg. Proj. Notes), Ser. 2007 A, (LOC:
               Bank of New York), 4.25%, due 1/31/08                                              SP-1+           2,514(O)
        1,400  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Floyd Memorial Hosp.
               & Hlth. Proj.), Ser. 2006, (LOC: National City Bank), 3.78%, due
               2/1/07                                                                             A-1             1,400(u)(B)
        8,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Howard Reg. Hlth.
               Sys. Proj.), Ser. 2005 B, (LOC: National City Bank), 3.78%, due
               2/1/07                                                                             A-1             8,000(u)(B)
       15,700  Indiana Hlth. & Ed. Fac. Fin. Au. Rev. (South Greenwood Village
               Proj.), Ser. 2006 A, (LOC: Sovereign Bank), 3.64%, due 2/1/07                                     15,700(u)(B)(bb)
        2,200  Indiana St. Fin. Au. Rev. (Univ. High Sch. Proj.), Ser. 2006, (LOC:
               Key Bank), 3.64%, due 2/1/07                                             VMIG1                     2,200(u)(B)
        2,000  Logansport Comm. Sch. Corp. TANS, Ser. 2007, 4.00%, due 12/31/07                                   2,006
       12,500  Marshall Co. Econ. Dev. Rev. (Culver Ed. Foundation Proj.), Ser.
               2000, (LOC: Bank of New York), 3.57%, due 2/7/07                                   A-1+           12,500(u)(B)
        5,740  Univ. Southern Indiana Rev., Ser. 2004, (AMBAC Insured), 3.65%, due
               2/1/07                                                                   VMIG1                     5,740(u)(h)
                                                                                                                 95,062
IOWA (1.2%)
        2,350  Coralville G.O. BANS, Ser. 2006, 4.50%, due 6/1/07                       MIG1                      2,356
        3,500  Iowa Fin. Au. Private College Rev. (Morningside College Proj.),
               Ser. 2006, (LOC: U.S. Bank), 3.78%, due 2/1/07                                     A-1+            3,500(u)(B)
          430  Iowa Fin. Au. Private Sch. Fac. Rev. (Kuemper Proj.), Ser. 1998,
               (LOC: Allied Irish Bank), 3.78%, due 2/1/07                                                          430(u)(B)
          190  Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines), Ser.
               2003, (LOC: Allied Irish Bank), 3.78%, due 2/1/07                        VMIG1                       190(u)(B)
        1,390  Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines), Ser.
               2004, (LOC: Allied Irish Bank), 3.78%, due 2/1/07                        VMIG1     A-1+            1,390(u)(B)
          700  Iowa Higher Ed. Loan Au. Rev. (Private College Fac., Wartburg
               Proj.), Ser. 2000, (LOC: American Trust & Savings), 3.78%, due
               2/1/07                                                                   VMIG1                       700(u)(B)
        4,125  Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia
               Bank & Trust Co.), 3.62%, due 2/7/07                                                               4,125(u)(B)
        2,400  Mississippi Bend Area Ed. Agcy. Anticipation Warrants, Ser. 2006,
               4.50%, due 6/21/07                                                                                 2,406
                                                                                                                 15,097
KANSAS (1.1%)
        9,800  Mission Multi-Family Hsg. Ref. Rev. (Silverwood Apt. Proj.), Ser.
               1996, (LOC: Fannie Mae), 3.55%, due 2/7/07                                         A-1+            9,800(u)
        4,000  Wyandotte Co. & Kansas City Unified Gov't. G.O., Ser. 2006 I,
               3.73%, due 4/1/07                                                        MIG1                      4,000
                                                                                                                 13,800
KENTUCKY (1.0%)
        2,005  Berea Ed. Fac. Rev. (Berea College Proj.), Ser. 2002 A, 3.78%, due
               2/1/07                                                                   VMIG1                     2,005(u)(B)(OO)
        1,500  Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev.  (Construction
               Notes), Ser. 2006 A-1, 3.63%, due 4/1/09 Putable 4/2/07                  MIG1                      1,500
        5,382  Kentucky St. Turnpike Au. Econ. Dev. Road Rev., Ser. 2005, (AMBAC
               Insured), 3.65%, due 2/1/07                                              VMIG1                     5,383(u)(v)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        3,530  Simpson Co. Hosp. Rev. (Franklin Med. Ctr., Inc.), Ser. 2006, (LOC:
               Branch Banking & Trust Co.), 3.65%, due 2/1/07                                                     3,530(u)(B)
                                                                                                                 12,418
LOUISIANA (0.4%)
        5,365  Jefferson Sales Tax Dist. Spec. Sales Tax Rev., Ser. 2005, (AMBAC
               Insured), 3.65%, due 2/1/07                                                                        5,365(u)(k)

MARYLAND (3.3%)
        7,000  Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev.
               (Residential), Ser. 2006 Q, 3.59%, due 12/14/07                          MIG1                      7,000
        6,500  Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. Rev.
               (Residential), Ser. 2006 C, 3.38%, due 3/7/07                            MIG1                      6,500
       10,550  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Adventist Hlth.
               Care), Ser. 2004 A, (LOC: Manufacturers & Traders Trust Co.),
               3.63%, due 2/1/07                                                        VMIG1                    10,550(u)(B)
       16,200  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Pickersgill, Inc.),
               Ser. 2005 A, (Radian Insured), 3.63%, due 2/1/07                                   A-1+           16,200(u)(B)(f)
                                                                                                                 40,250
MASSACHUSETTS (2.2%)
        2,750  Greater Attleboro Taunton Reg. Transit Au. RANS, Ser. 2006, 3.95%,
               due 8/23/07                                                                                        2,752
        8,100  Massachusetts St. Dev. Fin. Agcy. Rev. (Boston College High Sch.),
               Ser. 2006, (LOC: Citizens Bank), 3.53%, due 2/7/07                       VMIG1                     8,100(u)(B)
          990  Massachusetts St. Dev. Fin. Agcy. Rev. (Suffolk Univ.), Ser. 2005
               A, (LOC: Citizens Bank), 3.55%, due 2/7/07                               VMIG1                       990(u)(B)
          200  Massachusetts St. Wtr. Res. Au. Ref. Rev., Sub. Ser. 2000 B, (FGIC
               Insured), 3.48%, due 2/7/07                                              VMIG1     A-1+              200(u)(d)
        2,400  Montachusett Reg. Trans. Au. RANS, Ser. 2006, 4.50%, due 6/15/07                                   2,405
        5,300  New Bedford G.O. BANS, Ser. 2006, 4.00%, due 2/16/07                     MIG1                      5,301
        2,500  New Bedford G.O. RANS, Ser. 2006, 3.70%, due 4/13/07                                               2,500
        1,500  Southeastern Reg. Trans. Au. RANS, Ser. 2006, 3.85%, due 9/7/07                                    1,501
        3,530  Worcester Reg. Trans. Au. G.O. RANS, Ser. 2006, 4.25%, due 6/29/07                                 3,534
                                                                                                                 27,283

MICHIGAN (2.3%)
       10,165  ABN Amro Munitops Cert. Trust, Ser. 2007, (MBIA Insured), 3.65%,
               due 2/1/07                                                                                        10,165(n)(u)(a)
        2,800  Bridgeport Spaulding Comm. Sch. Dist. G.O., Ser. 2006, 4.10%, due
               6/27/07                                                                                            2,804
        5,320  Detroit Wtr. Supply Sys. (Floaters), Ser. 2006, (FSA Insured),
               3.65%, due 2/1/07                                                                                  5,320(u)(nn)
        3,845  Grand Rapids Hsg. Corp. Rev., Ser. 2005, (LOC: Merrill Lynch
               Capital Markets), 3.66%, due 2/7/07                                                A-1+            3,845(u)
        2,940  Hartland Cons. Sch. Dist. (Floaters), Ser. 2005, (LOC: Morgan
               Stanley), 3.65%, due 2/1/07                                              VMIG1                     2,940(u)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        3,000  Waterford Sch. Dist. G.O. Std. Aid Anticipation Notes, Ser. 2006,
               3.85%, due 11/30/07                                                                SP-1            3,005
                                                                                                                 28,079
MINNESOTA (2.2%)
        1,000  Mankato Multi-Family Rev. Hsg. (Highland), Ser. 1997, (LOC: LaSalle
               National Bank), 3.78%, due 2/1/07                                                  A-1+            1,000(u)(B)
        7,490  Minneapolis & St. Paul Metro. Arpts. Comm. Arpt. Rev. (Merlots),
               Ser. 2000 ZZ, (FGIC Insured), 3.53%, due 2/7/07                          VMIG1                     7,490(u)(z)
       17,970  Muni. Sec. Trust Cert., Ser. 2007, (AMBAC Insured), 3.55%, due
               2/7/07                                                                                            17,970(n)(u)(b)
          935  Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser.
               2002, (LOC: Marshall & Ilsley), 3.78%, due 2/1/07                        VMIG1                       935(u)(B)
                                                                                                                 27,395
MISSOURI (4.2%)
        7,000  Eclipse Funding Trust (Solar Eclipse Spec. Oblig. Elec.), Ser.
               2006, (AMBAC Insured), 3.90%, due 6/7/07                                           A-1+            7,000(n)(u)(y)
       11,450  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian
               Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 3.78%, due
               2/1/07                                                                             A-1            11,450(u)(B)
        5,105  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College),
               Ser. 1999, (LOC: Bank of America), 3.78%, due 2/1/07                     VMIG1                     5,105(u)(B)
          100  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury Univ.), Ser.
               2003, (LOC: Bank of America), 3.78%, due 2/1/07                          VMIG1                       100(u)(B)
        5,500  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art
               Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 3.78%, due 2/1/07                A-1             5,500(u)(B)
        5,120  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.),
               Ser. 1999 B, (LOC: Bank of America), 3.76%, due 2/1/07                   VMIG1     A-1+            5,120(u)(B)
        1,200  Missouri St. Pub. Utils. Commission Rev. (Interim Construction
               Notes), Ser. 2006, 4.50%, due 9/15/07                                    MIG1                      1,206
        2,360  Springfield Spec. Oblig. BANS, Ser. 2006, 4.00%, due 12/1/07                                       2,364
        3,950  St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets, Inc.), Ser.
               1985, (LOC: U.S. Bank), 3.67%, due 2/1/07                                P-1                       3,950(u)
        9,435  Wentzville Sch. Dist. Number R 04 G.O. (ABN Amro Munitops Cert.
               Trust), Ser. 2004, (FGIC Insured), 3.65%, due 2/1/07                     VMIG1                     9,435(n)(u)(a)
                                                                                                                 51,230
MONTANA (0.5%)
        3,745  Montana St. Board Investment (Muni. Fin. Cons. Act-Intercap), Ser.
               1994, 3.65%, due 3/1/09 Putable 3/1/08                                   VMIG1                     3,745(OO)
        2,000  Montana St. Board Investment (Muni. Fin. Cons. Act-Intercap), Ser.
               2000, 3.85%, due 3/1/25 Putable 3/1/07                                   VMIG1                     2,000
                                                                                                                  5,745
NEBRASKA (1.5%)
       10,745  ABN Amro Munitops Cert. Trust, Ser. 2006, (AMBAC Insured), 3.66%,
               due 2/1/07                                                                                        10,745(n)(u)(a)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        7,300  Nebraska Ed. Fin. Au. Rev. (Creighton Univ. Proj.), Ser. 2005 B,
               (LOC: JP Morgan Chase), 3.78%, due 2/1/07                                VMIG1                     7,300(u)
                                                                                                                 18,045
NEVADA (2.5%)
        5,230  Clark Co. G.O., Ser. 2006, (FSA Insured), 3.66%, due 2/1/07                        A-1+            5,230(u)(e)
        8,595  Las Vegas Valley Wtr. Dist. G.O. (ABN Amro Munitops Cert. Trust),
               Ser. 2005, (FGIC Insured), 3.66%, due 2/1/07                                                       8,595(n)(u)(a)
        3,300  Nevada St. G.O. (Floaters), Ser. 2000, (FGIC Insured), 3.65%, due
               2/1/07                                                                   VMIG1                     3,300(u)(v)
        6,665  Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005 1240,
               (AMBAC Insured), 3.65%, due 2/1/07                                                 A-1             6,665(u)(v)
        7,440  Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2005 R, (MBIA Insured),
               3.65%, due 2/1/07                                                        VMIG1                     7,440(u)(g)
                                                                                                                 31,230
NEW HAMPSHIRE (1.5%)
        5,000  New Hampshire Hlth. & Ed. Fac. Au. Rev. (Frisbie Mem. Hosp.), Ser.
               2006, (LOC: Bank of America), 3.63%, due 2/1/07                          VMIG1                     5,000(u)(B)
          800  New Hampshire Hlth. & Ed. Fac. Au. Rev. (Seacoast Hospice), Ser.
               2006, (LOC: Citizens Bank), 3.68%, due 2/1/07                                                        800(u)
        4,000  New Hampshire St. Bus. Fin. Au. Rev. (The Taylor Home), Ser. 2005
               A, (LOC: TD Banknorth N.A.), 3.65%, due 2/1/07                           VMIG1                     4,000(u)(B)(OO)
        3,400  New Hampshire St. Bus. Fin. Au. Rev. (Valley Reg. Hosp.), Ser.
               2003, (LOC: Sovereign Bank), 3.64%, due 2/1/07                                     A-1+            3,400(u)(B)(c)
        5,400  Strafford Co. G.O. TANS, Ser. 2007, 3.75%, due 12/31/07                                            5,401(O)
                                                                                                                 18,601

NEW JERSEY (1.4%)
        2,100  Absecon G.O. BANS, Ser. 2006, 4.50%, due 5/10/07                                                   2,104
        3,289  Highlands G.O. BANS, Ser. 2007, 4.00%, due 1/30/08                                                 3,298
        8,280  Muni. Sec. Trust Cert., Ser. 2006 A, (FSA Insured), 3.55%, due
               2/7/07                                                                   VMIG1                     8,280(n)(u)(b)
        3,800  Perth Amboy G.O. BANS, Ser. 2006, 4.35%, due 10/19/07                                              3,818
                                                                                                                 17,500

NEW YORK (2.9%)
        2,500  Board Coop. Ed. Svc. Sole Supervisory Dist. RANS, Ser. 2006, 3.75%,
               due 6/26/07                                                                                        2,501
        2,000  Colonie G.O. BANS, Ser. 2006, 4.50%, due 4/5/07                                                    2,002
        5,000  Gloversville Sch. Dist. G.O. BANS, Ser. 2006, 3.74%, due 9/27/07                                   5,001
        5,300  Greater Southern Tier Board Coop. Ed. Svcs. Sole Supervisory Dist.
               G.O. RANS, Ser. 2006, 3.75%, due 6/29/07                                                           5,302
        2,000  Hilton Central Sch. Dist. G.O. RANS, Ser. 2006, 4.13%, due 6/19/07                                 2,003
        1,800  Liberty Dev. Corp. Rev. (Floaters), Ser. 2006, (LOC: Morgan
               Stanley), 3.63%, due 2/1/07                                              VMIG1                     1,800(u)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        2,000  Metro. Trans. Au. Dedicated Tax Fund, Ser. 2006 A, (MBIA Insured),
               3.66%, due 2/1/07                                                                  A-1+            2,000(u)(g)
       11,665  Muni. Sec. Trust Cert., Ser. 2006, (LOC: Branch Banking & Trust
               Co.), 3.56%, due 2/7/07                                                  VMIG1                    11,665(n)(u)
        1,565  New York St. Dorm. Au. Rev., Ser. 2005, (CIFG Insured), 3.65%, due
               2/1/07                                                                             A-1+            1,565(u)(uu)
        1,200  New York St. Thruway Au. Gen. Rev., Ser. 2005, (FSA Insured),
               3.65%, due 2/1/07                                                        VMIG1                     1,200(u)(h)
                                                                                                                 35,039
NORTH DAKOTA (0.2%)
        2,000  North Dakota Rural Wtr. Fin. Corp. (Pub. Proj. Construction Notes),
               Ser. 2004 A-1, 3.60%, due 10/1/07 Putable 4/2/07                         MIG1                      2,000
OHIO (4.9%)
        3,525  Cleveland-Cuyahoga Co. Port Au. Ed. Fac. Rev. (Laurel Sch. Proj.),
               Ser. 2004, (LOC: Key Bank), 3.69%, due 2/1/07                                                      3,525(u)(B)
        3,850  Deerfield Township G.O. BANS, Ser. 2006, 3.61%, due 11/29/07             MIG1                      3,850
       12,065  Eclipse Funding Trust (Solar Eclipse Hamilton Co.), Ser. 2006,
               (MBIA Insured), 3.60%, due 6/6/07                                                  A-1+           12,065(n)(u)(y)
        2,700  Fairfield & Union Local Sch. Dist. G.O. BANS, Ser. 2006, 4.50%, due
               3/1/07                                                                             SP-1+           2,701
        4,000  Franklin Co. Hlth. Care Fac. Rev. (Chelsea First Comm.), Ser. 2005,
               (LOC: Sovereign Bank), 3.64%, due 2/1/07                                           A-1+            4,000(u)(B)(r)
        4,000  Franklin Co. Hlth. Care Fac. Rev. (Ohio Presbyterian Retirement
               Svcs. Foundation), Ser. 2006 A, (Radian Insured), 3.64%, due 2/1/07                A-1             4,000(u)(B)(cc)
        2,275  New Albany Comm. Au. Infrastructure Imp. Ref., Ser. 2004 C, (LOC:
               Key Bank), 3.64%, due 2/1/07                                             VMIG1                     2,275(u)
        6,500  Ohio St. Higher Ed. Fac. Comm. Rev. (Kenyon College), Ser. 1998,
               (LOC: Bank One Illinois N.A.), 3.53%, due 2/7/07                         VMIG1     A-1             6,500(u)(B)
        3,200  Ohio Univ. Gen. Receipts Athens BANS, Ser. 2007, 4.25%, due 1/16/08      MIG1                      3,219
        1,220  Olmsted Falls BANS, Ser. 2006, 3.90%, due 10/18/07                                                 1,222
        3,000  Richland Co. BANS (Correctional Facs.), Ser. 2006, 4.25%, due
               2/27/07                                                                                            3,002
        1,200  Sidney City Sch. Dist. G.O. BANS, Ser. 2006, 4.07%, due 11/29/07                                   1,204
          660  Sidney City Sch. Dist. G.O. BANS, Ser. 2006, 4.28%, due 11/29/07                                     663
        7,860  Sugarcreek Local Sch. Dist. (Floaters), Ser. 2006, (FSA Insured),
               3.65%, due 2/1/07                                                        VMIG1                     7,860(u)(v)
        3,000  Univ. of Cincinnati BANS, Ser. 2007 C, 4.50%, due 1/24/08                MIG1      SP-1+           3,025
        1,400  Wauseon Exempted Village Sch. Dist. G.O. BANS, Ser. 2007, 4.34%,
               due 5/10/07                                                                                        1,403
                                                                                                                 60,514

OKLAHOMA (1.4%)
        6,995  Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser. 2007, (LOC: Bank of
               America), 3.66%, due 2/1/07                                              VMIG1                     6,995(u)
       10,000  Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of
               America), 3.60%, due 5/15/17 Putable 5/15/07                                       A-1+           10,000(u)
                                                                                                                 16,995

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's   S&P             ($000's omitted)
OREGON (1.3%)
        1,560  Clackamas Co. Hosp. Fac. Au. Rev. Sr. Living Fac. (Mary's Woods),
               Ser. 2005, (LOC: Sovereign Bank), 3.63%, due 2/1/07                                A-1+            1,560(u)(B)(r)
        9,295  Oregon St. Homeowner Rev., Ser. 2006, (LOC: Lloyd's Bank), 3.67%,
               due 2/1/07                                                               VMIG1                     9,295(u)
        4,800  Portland Econ. Dev. Rev. (Broadway Hsg. LLC Proj.), Ser. 2003 A,
               (AMBAC Insured), 3.64%, due 2/1/07                                       VMIG1     A-1             4,800(u)(B)(q)
                                                                                                                 15,655
PENNSYLVANIA (3.3%)
        1,150  Chester Co. Ind. Dev. Au. IDR Rev. (The Woods Proj.), Ser. 1987,
               (LOC: PNC Bank), 3.64%, due 2/1/07                                                 A-1             1,150(u)(B)
        7,500  Manheim Township Sch. Dist. G.O., Ser. 2004, (FSA Insured), 3.63%,
               due 2/1/07                                                               VMIG1                     7,500(u)(aa)
        4,330  Moon Ind. Dev. Au. Comm. Fac. Rev. (YMCA of Greater Pittsburgh
               Proj.), Ser. 2005, (LOC: PNC Bank), 3.64%, due 2/1/07                    VMIG1                     4,330(u)(B)
        3,955  Neshaminy Sch. Dist. G.O. TRANS, Ser. 2006, 4.75%, due 6/29/07                                     3,968
        1,500  North Wales Wtr. Au. Rural Wtr. Proj. Rev., Ser. 2006 A, 3.63%, due
               10/1/09 Putable 4/2/07                                                   MIG1                      1,500
        6,500  Pennsylvania Econ. Dev. Fin. Au. Rev. (Philadelphia Area
               Independent Sch. Bus. Officers Assoc. Fin. Prog.), Ser. 2000 J-4,
               (LOC: PNC Bank), 3.64%, due 2/1/07                                                 A-1             6,500(u)(B)
        7,230  Pennsylvania St., G.O., Ser. 2002, (FSA Insured), 3.65%, due 2/1/07                A-1             7,230(u)(v)
        5,000  St. Pub. Sch. Bldg. Au. Sch. Rev., Ser. 2006, (FSA Insured), 3.65%,
               due 2/1/07                                                               VMIG1                     5,000(u)(g)(OO)
        3,220  Washington Co. Hosp. Au. Rev. (Washington Hosp. Proj.), Ser. 2001,
               (LOC: PNC Bank), 3.90%, due 7/1/31 Putable 7/1/07                        VMIG1                     3,222(B)
                                                                                                                 40,400
SOUTH CAROLINA (3.4%)
        3,700  Charleston Ed. Excellence Fin. Corp. Rev., Ser. 2006, (LOC:
               Citibank, N.A.), 3.65%, due 2/1/07                                                                 3,700(u)
        4,500  Columbia Parking Fac. Rev. (Floaters), Ser. 2006 1299, (CIFG
               Insured), 3.65%, due 2/1/07                                              VMIG1                     4,500(u)(v)
       20,785  Greenville Co. Sch. Dist. Installment Purchase Ref. Rev.
               (Floaters), Ser. 2004-982, (LOC: Morgan Stanley), 3.65%, due 2/1/07                A-1            20,785(u)
        6,080  Greenville Co. Sch. Dist. Installment Purchase Rev., Ser. 2006,
               (LOC: Landesbank Hessen-Thueringen Girozentrale), 3.66%, due 2/1/07                A-1             6,080(u)
        7,270  Muni. Sec. Trust Cert., Ser. 2007, (FSA Insured), 3.53%, due 2/7/07      VMIG1                     7,270(n)(u)(b)
                                                                                                                 42,335
SOUTH DAKOTA (0.6%)
        3,500  South Dakota St. Hlth. & Ed. Fac. Au. Rev. (Rapid City Regional
               Hosp.), Ser. 2003, (MBIA Insured), 3.73%, due 2/1/07                     VMIG1                     3,500(u)(B)(y)
        3,600  Watertown Ind. Dev. Ref. Rev. (SUPERVALU, Inc. Proj.), Ser. 1994,
               (LOC: Wachovia Bank & Trust Co.), 3.62%, due 2/7/07                                                3,600(u)(B)
                                                                                                                  7,100

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's   S&P             ($000's omitted)
TENNESSEE (4.5%)
        6,050  Metro. Gov't. Nashville & Davidson Co. IDB Multi-Family Hsg. Rev.
               (Spinnaker), Ser. 2002, (LOC: Fannie Mae), 3.54%, due 2/7/07                       A-1+            6,050(u)(B)
       12,875  Muni. Energy Acquisition Corp. Gas Rev. (Putters), Ser. 2006, (LOC:
               JP Morgan Chase), 3.67%, due 2/1/07                                      VMIG1                    12,875(u)
        2,700  Sevier Co. Pub. Bldg. Au. Rev. (Pub. Construction Notes Proj.),
               Ser. 2006 A, 3.60%, due 10/1/08 Putable 4/2/07                           MIG1                      2,700
        1,150  Shelby Co. G.O., Ser. 1999 A, (LOC: Morgan Stanley), 3.53%, due
               2/7/07                                                                   VMIG1     A-1+            1,150(u)
       14,695  Tennessee Energy Acquisition Corp. Gas Rev., Ser. 2006, (LOC:
               Merrill Lynch Capital Markets), 3.67%, due 2/1/07                                                 14,695(u)
        3,415  Tennessee Energy Acquisition Corp. Gas Rev., Ser. 2006, (LOC:
               Merrill Lynch Capital Markets), 3.67%, due 2/1/07                                                  3,415(u)
       14,000  Tennessee Energy Acquisition Corp. Gas Rev. (Merlots), Ser. 2006
               C05, (LOC: Bank of New York), 3.54%, due 2/7/07                          VMIG1                    14,000(u)

TEXAS (9.8%)                                                                                                     54,885
        8,300  ABN Amro Munitops Cert. Trust (Texas Non-AMT Trust Cert.), Ser.
               2005-21, (PSF Insured), 3.66%, due 2/1/07                                                          8,300(n)(u)(a)
        6,130  Aledo Texas Independent Sch. Dist., Ser. 2005, (PSF Insured),
               3.66%, due 2/1/07                                                                                  6,130(u)(uu)
        4,595  Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser. 2006 D, (FSA
               Insured), 3.53%, due 2/7/07                                                        A-1+            4,595(u)(z)
        6,435  Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Vista Meadows
               Proj.), Ser. 2006, (LOC: Freddie Mac), 3.63%, due 2/1/07                 VMIG1                     6,435(u)(B)
        6,955  Dickinson Independent Sch. Dist. (Putters), Ser. 2006, (PSF
               Insured), 3.66%, due 2/1/07                                              VMIG1                     6,955(u)(p)
        5,905  Eclipse Funding Trust (Solar Eclipse), Ser. 2006, (FSA Insured),
               3.64%, due 2/1/07                                                        VMIG1                     5,905(n)(u)(y)
        3,265  Frenship Independent Sch. Dist., Ser. 2005, (PSF Insured), 3.67%,
               due 2/1/07                                                                                         3,265(u)(k)
          490  Gulf Coast Waste Disp. Au. Rev. (Armco, Inc. Proj.), Ser. 1998,
               (LOC: PNC Bank), 3.64%, due 2/1/07                                                                   490(u)(B)
        6,480  Harris Co. Hlth. Fac. Dev. Corp. Rev., Ser. 2005, (LOC: JP Morgan
               Chase), 3.66%, due 2/1/07                                                VMIG1     A-1+            6,480(u)
        5,000  Harris Co. Rev., Ser. 2005 R, (FSA Insured), 3.65%, due 2/1/07           VMIG1                     5,000(u)(g)
        8,730  Hidalgo Co. (Merlots), Ser. 2007, (FSA Insured), 3.53%, due 2/7/07                 A-1+            8,730(u)(c)
        7,780  Keller Ind. Sch. Dist. G.O. (ABN Amro Munitops Cert. Trust), Ser.
               2006-30, (PSF Insured), 3.66%, due 2/1/07                                VMIG1                     7,780(n)(u)(a)
        5,000  Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev., Ser. 2006,
               (LOC: Merrill Lynch Capital Markets), 3.68%, due 2/1/07                            A-1+            5,000(u)
        8,000  Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev., Ser. 2006,
               (LOC: Merrill Lynch Capital Markets), 3.68%, due 2/7/07                            A-1+            8,000(u)
        3,620  Muni. Sec. Trust Cert., Ser. 2006 A, (PSF Insured), 3.55%, due
               2/7/07                                                                   VMIG1                     3,620(n)(u)(b)
        5,110  San Antonio Wtr. Rev., Ser. 2006, (MBIA Insured), 3.65%, due 2/1/07      VMIG1                     5,110(u)(h)

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's   S&P             ($000's omitted)
        6,145  Texas A & M Univ. Sys. Board Reg. Perm. Univ. Fund, Ser. 2006,
               (LOC: Goldman Sachs), 3.65%, due 2/1/07                                                            6,145(u)
        2,000  Texas St. TRANS, Ser. 2006, 4.50%, due 8/31/07                           MIG1      SP-1+           2,011
       16,800  Univ. of Texas Perm. Univ. Fund, Ser. 2007, (LOC: Rabobank
               Nederland), 3.65%, due 2/1/07                                                                     16,800(u)
        3,530  Univ. of Texas Univ. Rev., Ser. 2007, (LOC: Citigroup Global
               Markets), 3.65%, due 2/1/07                                              VMIG1                     3,530(u)
                                                                                                                120,281
UTAH (1.0%)
        3,000  Lehi Elec. Util. Rev., Ser. 2005, (FSA Insured), 3.58%, due 2/7/07                                 3,000(u)(l)
        4,900  Murray City Hosp. Rev. (IHC Hlth. Svc. Inc.), Ser. 2003 D, 3.73%,
               due 2/1/07                                                                         A-1+            4,900(u)
        4,000  West Valley City IDR (Johnson Matthey, Inc. Proj.), Ser. 1987,
               (LOC: HSBC Bank N.A.), 3.74%, due 2/1/07                                                           4,000(u)(B)
                                                                                                                 11,900

VERMONT (1.2%)
        3,975  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Landmark College), Ser.
               2004 B, (Radian Insured), 3.66%, due 2/1/07                                        A-1             3,975(u)(B)(s)
        3,400  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Middlebury College
               Proj.), Ser. 2002 B, 3.58%, due 11/1/32 Putable 11/1/07                                            3,400
        3,865  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Mount Ascutney Hosp.),
               Ser. 2004 A, (LOC: TD Banknorth N.A.), 3.73%, due 2/1/07                 VMIG1                     3,865(u)(B)
        4,000  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Porter Hosp.), Ser. 2005
               Wisconsin Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 3.72%,
               due 2/1/07                                                               VMIG1                     4,000(u)(B)
                                                                                                                 15,240
WASHINGTON (5.3%)
        1,000  King Co. Sch. Dist. Number 411 (Issaquah) G.O., Ser. 2006, (FSA
               Insured), 3.65%, due 2/1/07                                              VMIG1                     1,000(u)(e)
        5,290  Pierce Co. Sch. Dist. Number 010 Tacoma G.O., Ser. 2005, (FSA
               Insured), 3.66%, due 2/1/07                                              VMIG1                     5,290(u)(uu)
        7,240  Port of Seattle Rev., Ser. 2006, (LOC: Merrill Lynch Capital
               Markets), 3.66%, due 2/1/07                                                                        7,240(u)
        3,120  Reset Optional Cert. Trust, Ser. 2006, (Radian Insured), 3.66%, due
               2/1/07                                                                                             3,120(u)(g)
        6,490  Seattle Hsg. Au. Low-Income Hsg. Assist. Rev. (Foss Home Proj.),
               Ser. 1994, (LOC: Wells Fargo & Co.), 3.65%, due 2/1/07                             A-1+            6,490(u)(B)
        3,770  Seattle Museum Dev. Au. Spec. Oblig. Rev. (Merlots), Ser. 2005 D,
               (LOC: Wachovia Bank & Trust Co.), 3.53%, due 2/7/07                                A-1+            3,770(u)
        9,765  Washington St. Hlth. Care Fac. Au. Rev. (Floaters), Ser. 2007,
               (LOC: Morgan Stanley), 3.65%, due 2/1/07                                           A-1             9,765(u)
       17,000  Washington St. Hlth. Care Fac. Au. Rev. (Swedish Hlth. Svcs.), Ser.
               2006, (LOC: Citibank, N.A.), 3.60%, due 2/7/07                           VMIG1     A-1+           17,000(u)(B)
        9,000  Washington St. Hsg. Fin. Commission Non-Profit Rev. (Bush Sch.
               Proj.), Ser. 2006, (LOC: Bank of America), 3.65%, due 2/1/07             VMIG1                     9,000(u)(B)


See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------


PRINCIPAL AMOUNT                             SECURITY(@)                                  RATING(@@)                    VALUE(+)
($000's omitted)                                                                      Moody's   S&P             ($000's omitted)
        1,900  Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art
               Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 3.78%, due
               2/1/07                                                                   VMIG1                     1,900(u)(B)(OO)
                                                                                                                 64,575
WISCONSIN (4.8%)
        3,000  Antigo Unified Sch. Dist. TRANS, Ser. 2006, 3.85%, due 11/1/07                                     3,004
        1,560  Appleton Waterworks Rev., Ser. 2007 A, (MBIA Insured), 4.00%, due
               1/1/08                                                                                             1,565(O)
       10,280  Eclipse Funding Trust (Solar Eclipse), Ser. 2006, (AMBAC Insured),
               3.64%, due 2/1/07                                                                  A-1+           10,280(n)(u)(y)
        4,540  Edgerton Sch. Dist. G.O. TRANS, Ser. 2006, 3.71%, due 10/24/07                                     4,541
        2,000  Nicolet High Sch. Dist. TRANS, Ser. 2006, 4.25%, due 10/30/07                                      2,008
        1,700  Wisconsin Sch. Dist. Cash Flow Management Prog. CTFS Partner, Ser.
               2006 A-2, 4.50%, due 9/19/07                                             MIG1                      1,710
        3,000  Wisconsin Sch. Dist. Cash Flow Management Prog. CTFS Partner, Ser.
               2006 B, 4.25%, due 11/1/07                                               MIG1                      3,016
        8,275  Wisconsin St. Hlth. & Ed. Fac. Au. Rev., Ser. 2003, (MBIA Insured),
               3.66%, due 2/1/07                                                                                  8,275(u)(oo)
          400  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser.
               2006 C, (LOC: Marshall & Ilsley), 3.73%, due 2/1/07                                A-1               400(u)(B)
        3,315  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.), Ser. 1994 A,
               (LOC: Marshall & Ilsley), 3.53%, due 2/7/07                                        A-1             3,315(u)(B)
        3,250  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia Univ. of
               Wisconsin Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 3.72%,
               due 2/1/07                                                                                         3,250(u)(B)
        3,300  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood College), Ser.
               2006, (LOC: U.S. Bank), 3.78%, due 2/1/07                                          A-1+            3,300(u)(B)
        1,400  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran College Proj.),
               Ser. 2003, (LOC: U.S. Bank), 3.78%, due 2/1/07                                     A-1+            1,400(u)(B)
        8,500  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marshfield), Ser. 2006 B,
               (LOC: Marshall & Ilsley), 3.64%, due 2/1/07                                        A-1             8,500(u)(B)
        4,000  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Oakwood Village), Ser.
               2005, (LOC: Marshall & Ilsley), 3.63%, due 2/1/07                        VMIG1                     4,000(u)(B)
          970  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview Hosp. Assoc.),
               Ser. 2001, (LOC: U.S. Bank), 3.78%, due 2/1/07                                     A-1+              970(u)(B)
                                                                                                                 59,534
                                                                                                              1,230,973

               TOTAL MUNICIPAL NOTES

MUNICIPAL INTEREST BEARING COMMERCIAL PAPER
(0.8%)

TEXAS (0.8%)
        9,600  Univ. of Texas Sys. Board of Regents Rev. Fin., Ser. 2006 A, 3.60%,
               due 4/2/07                                                                                         9,600

               TOTAL INVESTMENTS (101.0%)                                                                     1,240,573

               Liabilities, less cash, receivables and other assets [(1.0%)]                                    (12,308)

               TOTAL NET ASSETS (100.0%)                                                                     $1,228.265

See Notes to Schedule of Investments

                                                    JANUARY 31, 2007 (UNAUDITED)

 NOTES TO SCHEDULE OF INVESTMENTS
 --------------------------------

 (+) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

 (@) Municipal securities held by the funds are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 81% and 86% of the municipal securities held by National Municipal Money Fund ("National Municipal Money") and Tax-Free Money Fund ("Tax-Free Money"), respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

 (@@) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

 (B)  Security is guaranteed by the corporate or non-profit obligor.

 (n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $1,500,000 or 0.8% of net assets for National Municipal Money and $183,695,000 or 15.0% of net assets for Tax-Free Money.

 (u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.

 (O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2007, these securities amounted to $9,480,000 for Tax-Free Money.

 (OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

 (a) Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

 (b) Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

 (c) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

 (d) Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

 (e) Security is subject to a guarantee provided by BNP Paribas, backing 100% of the total principal.

 (f) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

 (g) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

 (h) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

 (i) Security is subject to a guarantee provided by Norwest Bank, backing 100% of the total principal.

 (j) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

                                                    JANUARY 31, 2007 (UNAUDITED)

 (k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

 (l) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

 (m) Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

 (nn) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

 (oo) Security is subject to a guarantee provided by Helaba Bank, backing 100% of the total principal.

 (p) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

 (q) Security is subject to a guarantee provided by Key Bank, backing 100% of the total principal.

 (r) Security is subject to a guarantee provided by KBC Bank, backing 100% of the total principal.

 (s) Security is subject to a guarantee provided by TD Banknorth N.A., backing 100% of the total principal.

 (t) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

 (uu) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

 (v) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

 (w) Security is subject to a guarantee provided by WesCorp Credit Union, backing 100% of the total principal.

 (x) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

 (y) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

 (z) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

 (aa) Security is subject to a guarantee provided by RBC Centura Bank, backing 100% of the total principal.

 (bb) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

 (cc) Security is subject to a guarantee provided by National City Bank, backing 100% of the total principal.







For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.


                                                                                               JANUARY 31, 2007 (UNAUDITED)



SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund
-------------------------------------------------------------



NUMBER OF SHARES                         MARKET VALUE(+)     NUMBER OF SHARES                             MARKET VALUE(+)
                                             ($000'S OMITTED)                                            ($000'S OMITTED)
COMMON STOCKS (24.8%)                                        HOUSEHOLD & PERSONAL PRODUCTS (0.3%)
                                                                700    Kimberly-Clark                           49(++++)
APARTMENTS (2.3%)
 1,800    Archstone-Smith Trust                   114        INDUSTRIAL (1.1%)
   700    Avalonbay Communities                   104           300    First Industrial Realty Trust            14
   600    Camden Property Trust                    47         1,500    General Electric                         54(++++)
 1,700    Equity Residential                       95         2,200    ProLogis                                143
 1,400    Home Properties                          90                                                  -----------
                                         ------------                                                          211
                                                  450        INSURANCE (0.5%)
COAL (0.2%)                                                     700    American International Group             48(++++)
 1,800    Fording Canadian Coal Trust              41         2,000    Arthur J. Gallagher                      57
                                                                                                       -----------
COMMERCIAL SERVICES (0.4%)                                                                                     105
 3,900    NorthStar Realty Finance                 69
                                                             LODGING (1.2%)
COMMUNITY CENTERS (1.1%)                                      5,913    Host Hotels & Resorts                   157
 2,100    Developers Diversified Realty           141         1,200    LaSalle Hotel Properties                 57
   100    Equity One                                3           600    Sunstone Hotel Investors                 17
   800    Regency Centers                          70                                                  -----------
                                         ------------                                                          231
                                                  214        OFFICE (4.2%)
DIVERSIFIED (0.9%)                                               900    Alexandria Real Estate Equities         97
   900    Colonial Properties Trust                44          6,900    American Financial Realty Trust         77
 1,300    iStar Financial                          65          2,200    Brookfield Asset Management
   600    Vornado Realty Trust                     74                    Class A                               108
                                         ------------          3,000    Brookfield Properties                  140
                                                  183          2,100    Equity Office Properties Trust         117
ENERGY (1.2%)                                                  1,000    Highwoods Properties                    44
 5,000    Cathedral Energy Services                            1,500    Maguire Properties                      65
           Income Trust                            39          1,300    SL Green Realty                        190
 2,000    CCS Income Trust                         63                                                 ------------
 1,101    Enbridge Energy Management               57(*)                                                       838
   800    ENI ADR                                  52        OFFICE - INDUSTRIAL (0.4%)
 1,250    Spectra Energy                           33(*)       1,300    Digital Realty Trust                    47
                                         ------------            800    Duke Realty                             35
                                                  244                                                 ------------
                                                                                                                82
FINANCE (1.1%)
 2,500    Apollo Investment                        55        OIL & GAS (0.8%)
 1,700    Crystal River Capital                    47            700    Exxon Mobil                             52(++++)
 2,300    Tortoise Energy Capital                  63          2,000    Hugoton Royalty Trust                   50
 1,600    Tortoise Energy Infrastructure           57          1,700    Sasol Limited ADR                       58
                                         ------------                                                 ------------
                                                  222                                                          160
FINANCIAL SERVICES (0.6%)                                    OIL SERVICES (0.3%)
 3,500    Aeroplan Income Fund                     57         2,500    Canadian Oil Sands Trust                 64
 1,000    American Express                         58(++++)
                                         ------------        PHARMACEUTICAL (0.5%)
                                                  115          1,000    Johnson & Johnson                       67
                                                                 800    Wyeth                                   39(++++)
                                                                                                      ------------
FOOD & BEVERAGE (0.3%)                                                                                         106
 1,000    Anheuser-Busch                           51(++++)
                                                             PUBLISHING & BROADCASTING (0.2%)
HEALTH CARE (1.3%)                                             1,400    Idearc Inc.                             45(*)
 1,600    Health Care Property Investors           66
 1,900    Nationwide Health Properties             63        REAL ESTATE (0.4%)
 1,000    Novartis AG ADR                          58(++++)    1,300    AMB Property                            79
 1,600    Ventas, Inc.                             74
                                         ------------        REGIONAL MALLS (2.2%)
                                                  261            200    CBL & Associates Properties              9
                                                               2,200    General Growth Properties              135



See Notes to Schedule of Investments

                                                                                               JANUARY 31, 2007 (UNAUDITED)



SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------

NUMBER OF SHARES                         MARKET VALUE(+)     PRINCIPAL AMOUNT                                MARKET VALUE(+)
                                          ($000'S OMITTED)   ($000'S OMITTED)                               ($000'S OMITTED)
   600    Macerich Co.                             57            50    Prudential Financial, Inc., Senior
 1,500    Simon Property Group                    172                   Unsecured Floating Rate Notes,
   900    Taubman Centers                          53                   2.61%, due 2/15/07, Moody's Rating A3,
                                         ------------                   S&P Rating A                                 51(u)
                                                  426            60    St. Jude Medical, Inc.,
SELF STORAGE (0.3%)                                                     Debentures, 2.80%, due
   600    Public Storage                           65                   12/15/35                                     60(^)
                                                                 75    US Bancorp, Floating Rate
SOFTWARE (0.3%)                                                         Debentures, 3.70%, due 2/21/07,
 2,000    Microsoft Corp.                          62                  Moody's Rating Aa2, S&P Rating                77(u)
                                                                        AA                                 ------------
TECHNOLOGY (0.5%)
 1,500    First Data                               37(++++)  TOTAL CONVERTIBLE BONDS                                470
   600    IBM                                      60        (COST $460)                                   ------------
                                         ------------
                                                   97
TELECOMMUNICATIONS (0.3%)
 3,000    Iowa Telecommunications Services         60

UTILITIES (1.9%)
 1,500    California Water Service Group           59
 1,000    Dominion Resources                       83(++++)
 2,500    Duke Energy                              49(++++)
 1,000    National Fuel Gas                        41
   750    National Grid ADR                        57
 1,500    PNM Resources                            46
 1,200    Southern Co.                             44
                                         ------------
                                                  379

TOTAL COMMON STOCKS                             4,909
(COST $3,846)                            ------------

CONVERTIBLE PREFERRED STOCKS (0.8%)
   650    Chesapeake Energy, Ser. D                62
 1,000    New York Community Capital
           Trust V                                 47
 1,200    Sovereign Capital Trust IV               60
                                         ------------

TOTAL CONVERTIBLE PREFERRED STOCKS                169
(COST $168)                              ------------

PRINCIPAL AMOUNT
($000'S OMITTED)

CONVERTIBLE BONDS (2.4%)
    50    American Tower Corp., Notes,
           5.00%, due 2/15/10, Moody's
           Rating Ba2, S&P Rating BB-              50
    75    Edwards Lifesciences Corp.,
           Debentures, 3.88%, due 5/15/33          79(^)
    50    Invitrogen Corp., Senior
           Unsecured Notes, 3.25%, due
           6/15/25                                 47(^)
    50    Ivax Corp., Senior Subordinated Notes,
           4.50%, due 5/15/08                      50(^)
    60    Level 3 Communications, Inc.,
           Subordinated Notes, 6.00%, due
           3/15/10, Moody's
           Rating Caa3, S&P Rating CCC-            56

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund
-------------------------------------------------------------


PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH
AND CREDIT OF THE U.S. GOVERNMENT (5.2%)
            570   U.S. Treasury Notes, 4.38%, due 8/15/12                          TSY       TSY                559
            235   U.S. Treasury Notes, 4.13%, due 5/15/15                          TSY       TSY                224
            100   U.S. Treasury Notes, 4.88%, due 8/15/16                          TSY       TSY                100
            115   U.S. Treasury Notes, 6.75%, due 8/15/26                          TSY       TSY                139
                                                                                                       ------------
                  TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
                  FAITH AND CREDIT OF THE U.S. GOVERNMENT (COST
                  $1,031)                                                                                     1,022
                                                                                                       ------------
U.S. GOVERNMENT AGENCY SECURITIES (3.1%)
            275   Fannie Mae, Notes, 5.28%, due 2/27/09                            AGY       AGY                275(OO)
             45   Federal Home Loan Bank, Bonds, 3.63%, due
                  6/20/07                                                          AGY       AGY                 45
            300   Federal Home Loan Bank, Bonds, 2.75%, due
                  3/14/08                                                          AGY       AGY                292
                                                                                                       ------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $617)                                           612
                                                                                                       ------------
MORTGAGE-BACKED SECURITIES (10.2%)

FANNIE MAE (7.7%)
             44   Pass-Through Certificates, 4.50%, due 8/1/18 &
                  10/1/18                                                          AGY       AGY                 42
          1,164   Pass-Through Certificates, 5.00%, due 11/1/17 -
                  11/1/35                                                          AGY       AGY              1,119
            146   Pass-Through Certificates, 5.50%, due 9/1/16 -
                  7/1/33                                                           AGY       AGY                145
            106   Pass-Through Certificates, 6.00%, due 3/1/18 -
                  9/1/33                                                           AGY       AGY                107
             76   Pass-Through Certificates, 6.50%, due 11/1/13 -
                  9/1/32                                                           AGY       AGY                 79
             27   Pass-Through Certificates, 7.00%, due 7/1/17 &
                  7/1/29                                                           AGY       AGY                 28
              4   Pass-Through Certificates, 7.50%, due 12/1/32                    AGY       AGY                  5
                                                                                                       ------------
                                                                                                              1,525
                                                                                                       ------------
FREDDIE MAC (1.8%)
             19   Pass-Through Certificates, 4.50%, due 8/1/18                     AGY       AGY                 18
             65   Pass-Through Certificates, 5.00%, due 5/1/18 &
                  8/1/33                                                           AGY       AGY                 63
            129   Pass-Through Certificates, 5.50%, due 9/1/17 -
                  8/1/33                                                           AGY       AGY                129
             93   Pass-Through Certificates, 6.00%, due 4/1/17 -
                  12/1/33                                                          AGY       AGY                 95
             46   Pass-Through Certificates, 6.50%, due 3/1/16 -
                  1/1/32                                                           AGY       AGY                 47
              6   Pass-Through Certificates, 7.00%, due 6/1/32                     AGY       AGY                  6
                                                                                                       ------------
                                                                                                                358
                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(0.7%)
            133   Pass-Through Certificates, 4.50%, due 5/15/34 &
                  6/15/34                                                          AGY       AGY                125
              9   Pass-Through Certificates, 6.50%, due 7/15/32                    AGY       AGY                  9
              7   Pass-Through Certificates, 7.00%, due 8/15/32                    AGY       AGY                  7
              1   Pass-Through Certificates, 7.50%, due 7/15/32                    AGY       AGY                  1
                                                                                                       ------------
                                                                                                                142
                                                                                                       ------------
                  TOTAL MORTGAGE-BACKED SECURITIES (COST $2,045)                                              2,025
                                                                                                       ------------

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
CORPORATE DEBT SECURITIES (32.1%)

AEROSPACE (0.2%)
             45   L-3 Communications Corp., Guaranteed Senior Subordinated
                  Notes, 7.63%, due 6/15/12                                        Ba3       BB+                 46
APPAREL/TEXTILES (0.2%)
              5   Hanesbrands, Inc., Senior Floating Rate Notes,
                  8.74%, due 6/15/07                                               B2        B-                   5(n)(u)
                  6/15/07
             35   Levi Strauss & Co., Senior Notes, 9.75%, due
                  1/15/15                                                          B3        B-                  38(E)
                                                                                                       ------------
                                                                                                                 43
                                                                                                       ------------
AUTO LOANS (1.0%)
             20   Ford Motor Credit Co., Notes, 7.38%, due 10/28/09                B1        B                   20
            155   Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                  B1        B                  153(OO)
              5   General Motors Acceptance Corp., Notes, 7.00%,
                  due 2/1/12                                                       Ba1       BB+                  5
             10   General Motors Acceptance Corp., Bonds, 8.00%, due
                  11/1/31                                                          Ba1       BB+                 12
                                                                                                       ------------
                                                                                                                190
                                                                                                       ------------
AUTO PARTS & EQUIPMENT (0.1%)
             10   Goodyear Tire & Rubber Co., Senior Notes, 8.63%, due
                  12/1/11                                                          B2        B-                  11(n)
             15   Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due
                  7/1/15                                                           B2        B-                  16
                                                                                                       ------------
                                                                                                                 27
                                                                                                       ------------
AUTOMOTIVE (0.6%)
             15   Ford Motor Co., Notes, 7.45%, due 7/16/31                        Caa1      CCC+                12(E)
             80   General Motors Corp., Senior Debentures, 8.25%, due
                  7/15/23                                                          Caa1      B-                  76(E)
             35   General Motors Corp., Senior Debentures, 8.38%, due
                  7/15/33                                                          Caa1      B-                  33(E)
                                                                                                       ------------
                                                                                                                121
                                                                                                       ------------
BANKS (0.8%)
             40   Bank of America Corp., Subordinated Notes, 6.80%, due
                  3/15/28                                                          Aa3       A+                  44
             20   Bank One Corp., Subordinated Notes, 7.88%, due
                  8/1/10                                                           A1        A                   22
            100   Wells Fargo Co., Subordinated Notes, 6.25%, due
                  4/15/08                                                          Aa2       AA-                101
                                                                                                       ------------
                                                                                                                167
                                                                                                       ------------

BEVERAGES (0.9%)
             45   Coca-Cola Enterprises, Inc., Debentures, 6.95%, due
                  11/15/26                                                         A2        A                   50
             30   Constellation Brands, Inc., Guaranteed Notes, 7.25%, due
                  9/1/16                                                           Ba2       BB                  31
            100   Diageo Capital PLC, Notes, 3.50%, due 11/19/07                   A3        A-                  98(OO)
                                                                                                       ------------
                                                                                                                179
                                                                                                       ------------
CHEMICALS (1.1%)
             10   Chemtura Corp., Guaranteed Notes, 6.88%, due 6/1/16              Ba1       BB+                 10
            100   Dow Chemical, Notes, 5.00%, due 11/15/07                         A3        A-                  99
             45   Hexion US Finance Corp., Senior Notes, 9.75%, due 11/15/14       B3        B-                  47(n)
             10   Lyondell Chemical Co., Guaranteed Notes, 8.25%, due
                  9/15/16                                                          B1        B+                  11

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
             20   Methanex Corp., Senior Unsecured Notes, 8.75%,
                   due 8/15/12                                                     Ba1       BBB-                22
             30   PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                   B3        B-                  30
                                                                                                       ------------
                                                                                                                219
                                                                                                       ------------
COMMERCIAL SERVICES (0.3%)
             65   RR Donnelley & Sons, Senior Unsecured Notes,
                  6.13%, due 1/15/17                                               Baa2      BBB+                65

CONSUMER-PRODUCTS (0.3%)
             35   Amscan Holdings, Inc., Senior Subordinated Notes,
                  8.75%, due 5/1/14                                                Caa1      CCC+                34
             30   Spectrum Brands, Inc., Guaranteed Notes, 7.38%,
                  due 2/1/15                                                       Caa2      CCC                 26
                                                                                                       ------------
                                                                                                                 60
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES (3.1%)
             75   Associates Corp. NA, Senior Notes, 6.25%, due
                  11/1/08                                                          Aa1       AA-                 76
             75   Bear Stearns Co., Senior Notes, 5.35%, due 2/1/12                A1        A+                  75
             85   Citigroup, Inc., Senior Notes, 4.13%, due 2/22/10                Aa1       AA-                 83
             45   General Electric Capital Corp., Medium-Term Notes,
                  Ser. A, 6.00%, due 6/15/12                                       Aaa       AAA                 46

            115   Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08             Aa3       AA-                114(OO)
            100   HSBC Finance Corp., Notes, 4.63%, due 1/15/08                    Aa3       AA-                 99
            125   JP Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08           Aa3       A+                 122(OO)
              5   Merrill Lynch & Co., Notes, 5.00%, due 1/15/15                   Aa3       AA-                  5
                                                                                                       ------------
                                                                                                                620
                                                                                                       ------------
ELECTRIC (0.5%)
            100   Dominion Resources, Inc., Notes, 4.13%, due
                  2/15/08                                                          Baa2      BBB                 99

ELECTRIC - GENERATION (0.9%)
             30   Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser.
                  B, 7.67%, due 11/8/16                                            Ba3       B                   32
             35   Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34         Ba2       B+                  38
             65   Mirant Americas Generation, Inc., Senior Unsecured Notes,
                  8.30%, due 5/1/11                                                Caa1      B-                  66
             15   NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16            B1        B-                  15
             20   NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17           B1        B-                  20
                                                                                                       ------------
                                                                                                                171
                                                                                                       ------------
ELECTRIC - INTEGRATED (0.2%)
             40   TXU Corp., Senior Notes, Ser. P, 5.55%, due
                   11/15/14                                                        Ba1       BB+                 38

ELECTRONICS (0.5%)
             20   Flextronics Int'l., Ltd., Senior Subordinated Notes,
                  6.50%, due 5/15/13                                               Ba2       BB-                 19
             55   Freescale Semiconductor, Inc., Senior Notes, 9.13%, due
                  12/15/14                                                         B1        B                   55(n)
             20   Freescale Semiconductor, Inc., Senior Subordinated Notes,
                  10.13%, due 12/15/16                                             B2        B                   20(n)(E)

                                                                                                       ------------
                                                                                                                 94
                                                                                                       ------------

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
ENERGY SERVICES & EQUIPMENT (0.6%)
             35   Chesapeake Energy Corp., Senior Notes, 7.50%,
                  due 9/15/13                                                      Ba2       BB                  36
             20   Forest Oil Corp., Guaranteed Senior Notes, 7.75%,
                  due 5/1/14                                                       B1        B+                  20
             20   Newfield Exploration Co., Senior Notes, 7.63%, due
                  3/1/11                                                           Ba1       BB+                 21
             45   Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due
                  11/30/16                                                         Ba3       BB                  44(n)
                                                                                                       ------------
                                                                                                                121
ENVIRONMENTAL (0.1%)                                                                                   ------------
             30   Allied Waste North America, Inc., Secured Notes,
                  Ser. B, 5.75%, due 2/15/11                                       B2        BB-                 29

FOOD & DRUG RETAILERS (0.4%)
             75   Jean Coutu Group PJC, Inc., Senior Subordinated Notes,
                  8.50%, due 8/1/14                                                Caa2      B-                  78
FOOD-WHOLESALE (0.1%)
             25   Dean Foods Co., Guaranteed Notes, 7.00%, due 6/1/16              Ba2       BB-                 25

FORESTRY/PAPER (0.3%)
             30   Bowater, Inc., Debentures, 9.00%, due 8/1/09                     B2        B+                  32(E)
             25   Graphic Packaging Int'l., Inc., Senior Subordinated Notes,
                  9.50%, due 8/15/13                                               B3        B-                  26
                                                                                                       ------------
                                                                                                                 58
                                                                                                       ------------
GAMING (1.2%)
             10   Buffalo Thunder Development Authority, Secured Notes,
                  9.38%, due 12/15/14                                              B2        B                   10(n)
             55   Majestic Star LLC, Senior Unsecured Notes, 9.75%, due
                  1/15/11                                                          Caa1      CCC+                52
             15   Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%,
                  due 7/15/09                                                      Ba2       B                   15
             10   Park Place Entertainment, Senior Subordinated Notes,
                  7.88%, due 3/15/10                                               Ba1       B+                  11
             35   Pokagon Gaming Authority, Senior Notes, 10.38%, due
                  6/15/14                                                          B3        B                   38(n)
             25   San Pasqual Casino, Notes, 8.00%, due 9/15/13                    B2        B+                  26(n)
              5   Snoqualmie Entertainment Authority, Senior Floating Rate
                  Notes, 9.15%, due 8/1/07                                         B3        B                    5(n)(u)
              5   Snoqualmie Entertainment Authority, Notes, 9.13%, due
                  2/1/15                                                           B3        B                    5(n)
             10   Station Casinos, Inc., Senior Subordinated Notes, 6.50%,
                  due 2/1/14                                                       Ba3       B                    9
             70   Station Casinos, Inc., Senior Subordinated Notes, 6.88%,
                  due 3/1/16                                                       Ba3       B                   64
                                                                                                       ------------
                                                                                                                235
GAS DISTRIBUTION (1.2%)                                                                                ------------


             20   AmeriGas Partners L.P., Senior Unsecured Notes,
                   7.25%, due 5/20/15                                              B1                            20

             40   El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%, due
                  8/1/10                                                           Ba1       B+                  42
             35   El Paso Natural Gas Co., Bonds, 8.38%, due 6/15/32               Ba1       B+                  42
             25   Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                B2        B-                  25
             50   Regency Energy Partners, Senior Unsecured Notes, 8.38%,
                  due 12/15/13                                                     B2        B                   50(n)
             20   Targa Resources, Inc., Guaranteed Notes, 8.50%, due
                  11/1/13                                                          B3        B-                  20(n)

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
             30   Transcontinental Gas Pipe Line Corp., Senior Unsecured
                  Notes, 6.40%, due 4/15/16                                        Ba1       BB-                 30
                                                                                                       ------------
                                                                                                                229
                                                                                                       ------------
GOVERNMENT (0.4%)
             75   Province of Ontario, Senior Unsubordinated Notes, 5.50%,
                  due 10/1/08                                                      Aa1       AA                  75

HEALTH SERVICES (2.5%)
             60   CDRV Investors, Inc., Senior Floating Rate Notes, 9.86%,
                  due 3/1/07                                                       Caa1      CCC+                59(n)(u)
             70   CDRV Investors, Inc., Senior Disc. Notes, Step-Up,
                  0.00%/9.63%, due 1/1/15                                          Caa1      CCC+                56(EE)
             10   HCA, Inc., Senior Unsecured Notes, 7.88%, due 2/1/11             Caa1      B-                  10
            110   HCA, Inc., Secured Notes, 9.25%, due 11/15/16                    B2        BB-                117(n)
             40   Healthsouth Corp., Senior Floating Rate Notes, 11.35%, due
                  6/15/07                                                          Caa1      CCC+                44(n)(u)
             15   National Mentor Holdings, Inc., Senior Subordinated Notes,
                  11.25%, due 7/1/14                                               Caa1      CCC+                16(n)
             15   Omnicare, Inc., Senior Subordinated Notes, 6.13%, due
                  6/1/13                                                           Ba3       BB+                 14
             35   Omnicare, Inc., Senior Subordinated Notes, 6.88%, due
                  12/15/15                                                         Ba3       BB+                 35
             35   Service Corp. Int'l., Senior Notes, 7.38%, due 10/1/14           B1        BB-                 36
             15   Spheris, Inc., Senior Subordinated Notes, 11.00%, due
                  12/15/12                                                         Caa1      CCC                 14
             15   US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12          B2        B-                  16
             50   US Oncology, Inc., Senior Floating Rate Notes, 10.68%, due
                  3/15/07                                                          B3        B-                  51(u)
             20   Ventas Realty L.P., Guaranteed Notes, 6.75%, due
                  6/1/10                                                           Ba2       BB+                 20
                                                                                                       ------------
                                                                                                                488
                                                                                                       ------------

HOTELS (0.2%)
             30   Host Hotels & Resorts L.P., Senior Notes, 6.88%, due
                  11/1/14                                                          Ba1       BB                  30(n)

INVESTMENTS & MISC. FINANCIAL SERVICES (0.2%)
             45   Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13          B3        B-                  48

LEISURE (0.1%)
             20   AMF Bowling Worldwide, Inc., Senior Subordinated Notes,
                  10.00%, due 3/1/10                                               B3        CCC+                21

MACHINERY - CONSTRUCTION & MINING (0.2%)
             45   Caterpillar, Inc., Debentures, 6.05%, due 8/15/36                A2        A                   46

MEDIA (0.7%)
             40   Comcast Corp., Guaranteed Notes, 6.50%, due 11/15/35             Baa2      BBB+                40
             15   News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34        Baa2      BBB                 15
             80   Time Warner, Inc., Guaranteed Notes, 6.88%, due 5/1/12           Baa2      BBB+                85
                                                                                                       ------------
                                                                                                                140
                                                                                                       ------------
MEDIA - BROADCAST (1.0%)
             10   Clear Channel Communications, Inc., Senior Notes, 5.75%,
                  due 1/15/13                                                      Baa3      BB+                  9

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
             15   Clear Channel Communications, Inc., Senior Notes, 5.50%,
                  due 9/15/14                                                      Baa3      BB+                 13
             50   CMP Susquehanna Corp., Senior Subordinated Notes, 9.88%,
                  due 5/15/14                                                      B3        CCC                 51(n)
             15   Entercom Radio/Capital, Guaranteed Senior Notes, 7.63%,
                  due 3/1/14                                                       Ba2       B                   15
             10   LIN Television Corp., Senior Subordinated Notes, 6.50%,
                  due 5/15/13                                                      B1        B-                  10
             10   Paxson Communications, Secured Floating Rate Notes, 8.61%,
                  due 4/16/07                                                      B1        CCC+                10(n)(u)
             60   Paxson Communications, Secured Floating Rate Notes,
                  11.61%, due 4/16/07                                              Caa2      CCC-                63(n)(u)
             15   Young Broadcasting, Inc., Guaranteed Notes, 10.00%, due
                  3/1/11                                                           Caa1      CCC-                15
             20   Young Broadcasting, Inc., Senior Subordinated Notes,
                  8.75%, due 1/15/14                                               Caa1      CCC-                18
                                                                                                       ------------
                                                                                                                204
                                                                                                       ------------
MEDIA - CABLE (1.1%)
             25   CCH I LLC, Guaranteed Notes, 10.00%, due 5/15/14                 Caa3      CCC-                22(E)
            110   CCH I LLC, Secured Notes, 11.00%, due 10/1/15                    Caa2      CCC-               114
             20   CSC Holdings, Inc., Debentures, Ser. B., 8.13%, due
                  8/15/09                                                          B2        B+                  21
             10   DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13           Ba3       BB-                 10
             20   EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13         Ba3       BB-                 20
             20   EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16          Ba3       BB-                 20(E)
             10   Rogers Cable, Inc., Secured Notes, 6.25%, due 6/15/13            Ba1       BB+                 10
                                                                                                       ------------
                                                                                                                217
                                                                                                       ------------
MEDIA - SERVICES (0.2%)
             55   WMG Holdings Corp., Senior Disc. Notes, Step-Up,
                  0.00%/9.50%, due 12/15/14                                        B2        B                   44(EE)

METALS/MINING EXCLUDING STEEL (0.8%)
             30   Aleris Int'l., Inc., Senior Notes, 9.00%, due 12/15/14           B3        B-                  31(n)
             20   Aleris Int'l., Inc., Senior Subordinated Notes,
                  10.00%, due 12/15/16                                             Caa1      B-                  21(n)
             35   Arch Western Finance Corp., Guaranteed Senior
                  Notes, 6.75%, due 7/1/13                                         B1        BB-                 34
             45   Massey Energy Co., Guaranteed Notes, 6.88%, due
                  12/15/13                                                         B2        B+                  42
             20   Peabody Energy Corp., Senior Guaranteed Notes, Ser. B,
                  6.88%, due 3/15/13                                               Ba1       BB                  20(E)
                                                                                                       ------------
                                                                                                                148
                                                                                                       ------------
MINING (0.5%)
            100   Alcoa, Inc., Notes, 4.25%, due 8/15/07                           A2        BBB+                99

MULTI-NATIONAL (0.2%)
             35   Int'l. Bank for Reconstruction & Development, Notes,
                  3.63%, due 5/21/13                                               Aaa       AAA                 32

NON-FOOD & DRUG RETAILERS (0.6%)
             15   Autonation, Inc., Guaranteed Notes, 7.00%, due
                  4/15/14                                                          Ba2       BB+                 15
             35   Blockbuster, Inc., Senior Subordinated Notes,
                  9.00%, due 9/1/12                                                Caa2      CCC                 35
             25   Bon-Ton Stores, Inc., Guaranteed Notes, 10.25%, due
                  3/15/14                                                          B3        B-                  26

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
             10   GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12         B1        B+                  10(E)
             40   Michaels Stores, Inc., Subordinated Notes, Step-Up,
                  0.00%/13.00%, due 11/1/16                                        Caa1      CCC                 24(n)(EE)
                                                                                                       ------------
                                                                                                                110
                                                                                                       ------------

OIL & GAS (0.5%)
             55   ConocoPhillips Corp., Notes, 8.75%, due 5/25/10                  A1        A-                  61
             25   Texaco Capital, Inc., Debentures, 8.00%, due 8/1/32              Aa2       AA                  32
                                                                                                       ------------
                                                                                                                 93
                                                                                                       ------------
PACKAGING (0.5%)
             35   Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12                Ba1       BB                  36
             20   Crown Americas LLC, Senior Notes, Ser. B, 7.75%, due
                  11/15/15                                                         B1        B                   21(E)
             40   Owens-Brockway Glass Container, Inc., Senior
                  Secured Notes, 8.75%, due 11/15/12                               Ba2       BB-                 42
                                                                                                       ------------
                                                                                                                 99
                                                                                                       ------------
PRINTING & PUBLISHING (1.0%)
             10   Dex Media West LLC, Senior Notes, Ser. B, 8.50%,
                  due 8/15/10                                                      B1        B                   10
             20   Dex Media West LLC, Senior Subordinated Notes, Ser. B,
                  9.88%, due 8/15/13                                               B2        B                   22
             25   Dex Media, Inc., Disc. Notes, Step-Up, 0.00%/9.00%, due
                  11/15/13                                                         B3        B                   23(EE)
             10   Primedia, Inc., Senior Floating Rate Notes, 10.75%, due
                  2/15/07                                                          B2        B                   10(u)
             40   Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11             B2        B                   41
             80   R.H. Donnelley Corp., Senior Notes, 8.88%, due 1/15/16           B3        B                   84
                                                                                                       ------------
                                                                                                                190
                                                                                                       ------------

RAILROADS (0.3%)
             10   Kansas City Southern de Mexico, Senior Notes, 7.63%, due
                  12/1/13                                                          B3        B-                  10(n)
             55   TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                  B3        B-                  59
                                                                                                       ------------
                                                                                                                 69
                                                                                                       ------------
REAL ESTATE DEV. & MGT. (0.2%)
             45   American Real Estate Partners L.P., Senior Notes, 8.13%,
                  due 6/1/12                                                       Ba3       BB+                 46

REITS (0.3%)
             65   Simon Property Group L.P., Unsubordinated Notes, 5.75%,
                  due 12/1/15                                                      A3        A-                  66

RESTAURANTS (0.1%)
             25   NPC Int'l., Inc., Guaranteed Notes, 9.50%, due 5/1/14            Caa1      B-                  26

RETAIL (0.6%)
             65   CVS Corp., Senior Unsecured Notes, 6.13%, due
                  8/15/16                                                          Baa2      BBB+                66
             55   Target Corp., Senior Unsecured Notes, 7.50%, due 8/15/10         A1        A+                  59
                                                                                                       ------------
                                                                                                                125
                                                                                                       ------------

SOFTWARE/SERVICES (0.1%)
             20   SunGard Data Systems, Inc., Guaranteed Notes, 9.13%, due
                  8/15/13                                                          Caa1      B-                  21

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
STEEL PRODUCERS/PRODUCTS (0.1%)
             20   Tube City IMS Corp., Senior Subordinated Notes, 9.75%, due
                  2/1/15                                                           B3        B-                  21(n)

SUPPORT - SERVICES (1.2%)
             25   Aramark Corp., Senior Notes, 8.50%, due 2/1/15                   B3        B-                  26(n)
             15   Aramark Corp., Senior Floating Rate Notes, 8.86%, due
                  5/1/07                                                           B3        B-                  15(n)(u)
             25   Education Management LLC, Guaranteed Senior Notes, 8.75%,
                  due 6/1/14                                                       B2        CCC+                26
             55   Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%,
                  due 2/1/15                                                       B2        B-                  53(n)
             40   Language Line, Inc., Senior Subordinated Notes, 11.13%,
                  due 6/15/12                                                      B3        CCC+                42
             60   Monitronics Int'l., Inc., Senior Subordinated Notes,
                  11.75%, due 9/1/10                                               B3        B-                  61
             15   Rural/Metro Corp., Guaranteed Notes, 9.88%, due 3/15/15          B3        CCC+                16
                                                                                                       ------------
                                                                                                                239
                                                                                                       ------------
TELECOM - FIXED LINE (0.3%)
             50   Level 3 Financing, Inc., Senior Notes, 9.25%, due 11/1/14        B2        CCC-                51(n)

TELECOM - INTEGRATED/SERVICES (1.4%)
             30   Dycom Industries, Inc., Guaranteed Notes, 8.13%, due
                  10/15/15                                                         Ba3       B+                  31
             45   Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
                  8.63%, due 1/15/15                                               B2        B+                  48
            105   Qwest Corp., Notes, 8.88%, due 3/15/12                           Ba1       BB+                116(OO)
             20   Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14          Ba1       BB+                 21
             10   Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13            Ba3       BB-                 11(E)
             40   Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16            Ba3       BB-                 44
                                                                                                       ------------
                                                                                                                271
                                                                                                       ------------
TELECOM - WIRELESS (0.2%)
             30   Rogers Wireless, Inc., Secured Notes, 7.25%, due 12/15/12        Ba1       BB+                 32

TELECOMMUNICATIONS (1.1%)
             45   AT&T Wireless Services, Inc., Senior Notes, 8.75%, due
                  3/1/31                                                           Baa1      A                   58(OO)
             75   Cisco Systems, Inc., Senior Unsecured Notes, 5.50%, due
                  2/22/16                                                          A1        A+                  75
             80   Verizon Global Funding Corp., Senior Notes, 5.85%, due
                  9/15/35                                                          A3        A                   76

                                                                                                       ------------
                                                                                                                209
                                                                                                       ------------
THEATERS & ENTERTAINMENT (0.3%)
             30   AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%,
                  due 8/15/12                                                      Ba3       B-                  31
             30   AMC Entertainment, Inc., Guaranteed Notes, 11.00%, due
                  2/1/16                                                           B3        CCC+                34

                                                                                                       ------------
                                                                                                                 65
                                                                                                       ------------

TRANSPORTATION (0.3%)
             20   Norfolk Southern Corp., Senior Notes, 7.80%, due 5/15/27         Baa1      BBB+                24

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                   VALUE(+)
($000's omitted)                                                               Moody's       S&P           ($000's omitted)
             25   Norfolk Southern Corp., Senior Notes, 6.00%, due 4/30/08         Baa1      BBB+                25
                                                                                                       ------------
                                                                                                                 49
                                                                                                       ------------
TRANSPORTATION EXCLUDING AIR/RAIL (0.3%)
             50   Stena AB, Senior Notes, 7.00%, due 12/1/16                       Ba3       BB-                 49
                                                                                                       ------------
                 TOTAL CORPORATE DEBT SECURITIES (COST $6,237)                                                6,337
                                                                                                       ------------
FOREIGN GOVERNMENT SECURITIES (^^) (18.6%)
    EUR     129   Belgium Kingdom, Bonds, 3.00%, due 3/28/10                       Aa1       AA+                163(OO)
    EUR      33   Bundesobligation, Bonds, 4.00%, due 2/16/07                      Aaa       AAA                 43(OO)
    EUR      45   Bundesrepublik Deutschland, 4.00%, due 1/4/37                    Aaa       AAA                 57
    CAD      51   Canadian Government, Bonds, 7.25%, due 6/1/07                    Aaa       AAA                 44(OO)
    CAD      35   Canadian Government, Bonds, 4.00%, due 6/1/16                    Aaa       AAA                 29
    CAD      32   Canadian Government, Bonds, 5.75%, due 6/1/33                    Aaa       AAA                 34
    JPY  14,000   Development Bank of Japan, Bonds, 1.05%, due 6/20/23             Aaa       AA-                 99(OO)
    EUR     253   France Government, Bonds, 4.00%, due 10/25/13                    Aaa       AAA                328(OO)
    JPY  27,000   Inter-American Development Bank, Bonds, 1.90%, due 7/8/09        Aaa       AAA                229(OO)
    JPY  14,000   Japan Finance Corp. for Municipal Enterprise, Bonds,
                  1.35%, due 11/26/13                                              Aaa       AA-                115(OO)
    JPY  16,000   KFW, Guaranteed Bonds, 2.05%, due 2/16/26                        Aaa       AAA                131
    DKK     243   Kingdom of Denmark, Bonds, 5.00%, due 11/15/13                   Aaa       AAA                 45
    EUR      47   Netherlands Kingdom, Bonds, 4.00%, due 1/15/37                   Aaa       AAA                 59
    JPY  17,000   Quebec Province, Bonds, 1.60%, due 5/9/13                                  A+                 142(OO)
    AUD      29   Queensland Treasury Corp., Bonds, 6.00%, due 6/14/11             Aaa       AAA                 22
    JPY  23,000   Republic of Austria, Bonds, 3.75%, due 2/3/09                    Aaa       AAA                202(OO)
    EUR     220   Republic of Germany, Bonds, 5.50%, due 1/4/31                    Aaa       AAA                340(OO)
    JPY  19,000   Republic of Italy, Bonds, 1.80%, due 2/23/10                     Aa2       A+                 161(OO)
    EUR     450   Spain Government, Bonds, 5.00%, due 7/30/12                      Aaa       AAA                613(OO)
    GBP      43   UK Government, Bonds, 4.00%, due 9/7/16                          Aaa       AAA                 78(OO)
    GBP      90   UK Treasury, Bonds, 5.75%, due 12/7/09                           Aaa       AAA                178(OO)
    GBP     176   UK Treasury, Bonds, 4.75%, due 6/7/10                            Aaa       AAA                339(OO)
    GBP     112   UK Treasury, Bonds, 4.25%, due 3/7/36                            Aaa       AAA                215
                                                                                                       ------------
                 TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,598)                                            3,666
                                                                                                       ------------
NUMBER OF SHARES

SHORT-TERM INVESTMENTS (2.8%)
        247,133   Neuberger Berman Prime Money Fund Trust Class                                                 247(@)
        305,250   Neuberger Berman Securities Lending Quality Fund, LLC                                         305(++)
                                                                                                       ------------

                 TOTAL SHORT-TERM INVESTMENTS (COST $552)                                                       552(#)
                                                                                                       ------------
                 TOTAL INVESTMENTS (100.0%) (COST $18,554)                                                   19,762(##)

                 Liabilities, less cash, receivables and other assets [(0.0%)]                                   (7)(@@)
                                                                                                       ------------
                 TOTAL NET ASSETS (100.0%)                                                                  $19,755
                                                                                                       ------------

See Notes to Schedule of Investments

                                                    JANUARY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Lehman Brothers Strategic Income Fund (the "Fund") are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid price quotations are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2007, the cost of investments for U.S. federal income tax purposes was $18,554,000. Gross unrealized appreciation of investments was $1,476,000 and gross unrealized depreciation of investments was $268,000, resulting in net unrealized appreciation of $1,208,000, based on cost for U.S. federal income tax purposes.

(*)  Security did not produce income during the last twelve months.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $978,000 or 5.0% of net assets for the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

                                                    JANUARY 31, 2007 (UNAUDITED)

(++++) The following securities were held in escrow at January 31, 2007, to cover the below listed outstanding call options written:


                                                        MARKET VALUE
    SHARES  SECURITIES AND OPTIONS                       OF OPTIONS

     1,000  Anheuser-Busch
            March 2007 @ 55                           $          0
     1,000  American Express
            April 2007 @ 60                                  1,000
       700  American International Group
            May 2007 @ 80                                        0
     1,000  Dominion Resources
            April 2007 @ 85                                  1,000
     2,500  Duke Energy
            April 2007 @ 32.5                                3,000
       700  Exxon Mobil
            April 2007 @ 72.5                                3,000
     1,500  First Data
            May 2007 @ 27.5                                      0
     1,500  General Electric
            June 2007 @ 40                                       0
       700  Kimberly-Clark
            April 2007 @ 70                                  1,000
     1,000  Novartis AG ADR
            July 2007 @ 65                                   1,000
       800  Wyeth
            July 2007 @ 55                                   1,000



(^^) Principal amount is stated in the currency in which the security is denominated.

     AUD = Australian Dollar

     CAD = Canadian Dollar

     DKK = Danish Krone

     EUR = Euro

     GBP = British Pound

     JPY = Japanese Yen

(E)  All or a portion of this security is on loan.

(^)  Not rated by a nationally recognized statistical rating organization.

(OO) All or a portion of this security is segregated as collateral for forward foreign currency contracts, written options, and/or when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.

(EE) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

(@@) At January 31, 2007, open forward contracts for the Fund were as follows:

BUY                                               IN EXCHANGE               SETTLEMENT                            NET UNREALIZED
                              CONTRACTS                   FOR                     DATE             VALUE            APPRECIATION
                                                                                                                  (DEPRECIATION)
CANADIAN DOLLAR             138,000 CAD            $  117,138                  3/13/07       $   117,165               $      27
EURO                         88,000 EUR               116,582                  3/13/07           114,605                  (1,977)
BRITISH POUND               175,000 GBP               342,954                  3/13/07           343,141                     187


                                                  IN EXCHANGE               SETTLEMENT                            NET UNREALIZED
SELL                          CONTRACTS                   FOR                     DATE             VALUE            APPRECIATION
                                                                                                                  (DEPRECIATION)
AUSTRALIAN DOLLAR            29,000 AUD            $   22,881                  3/13/07          $ 22,420                   $ 461
CANADIAN DOLLAR             275,000 CAD               240,175                  3/13/07           233,482                   6,693
DANISH KRONE                268,000 DKK                47,974                  3/13/07            46,801                   1,173
EURO                      1,375,000 EUR             1,837,078                  3/13/07         1,790,701                  46,377
BRITISH POUND               567,000 GBP             1,118,254                  3/13/07         1,111,776                   6,478
JAPANESE YEN            133,000,000 JPY             1,149,525                  3/13/07         1,105,013                  44,512





For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves
------------------------------------------------------

PRINCIPAL AMOUNT                                                                                    RATING          VALUE(+++)
($000'S OMITTED)                                                                               MOODY'S     S&P   ($000'S OMITTED)

U.S. GOVERNMENT AGENCY SECURITIES (1.1%)
                        5,000            Fannie Mae, Notes, 5.41%, due 12/28/07                  AGY       AGY        5,000
                                                                                                                -----------
CERTIFICATES OF DEPOSIT (1.6%)
                        7,000            Toronto Dominion Bank, Yankee CD,
                                         5.08%&5.41%, due 2/20/07 & 3/23/07                      P-1       A-1        6,999
                                                                                                                -----------
FLOATING RATE CERTIFICATES OF DEPOSIT (2.0%)(u)
                        5,000            Credit Suisse First Boston NY, Floating Rate
                                         Yankee CD, 5.36%, due 4/24/07                           P-1       A-1+       5,000
                        4,000            Fortis Bank NY, Floating Rate Yankee CD,
                                         5.27%, due 2/15/07                                      P-1       A-1+       3,999
                                                                                                                -----------
                                         TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                  8,999
                                                                                                                -----------
COMMERCIAL PAPER (47.0%)

ASSET-BACKED SECURITIES (34.4%)
                       15,000            Ajax Bambino Funding Inc., 5.28%, due 2/13/07           P-1       A-1+      14,974
                          150            American Honda Finance Corp., 5.24%, due
                                         4/4/07                                                  P-1       A-1          149
                        3,831            Atlantic Asset Securitization Corp., 5.25%,
                                         due 2/1/07                                              P-1       A-1        3,831
                        4,000            Barton Capital Corp., 5.26%, due 2/9/07                 P-1       A-1+       3,995
                        3,750            Cancara Asset Securitization Ltd., 5.26%, due
                                         2/2/07                                                  P-1       A-1+       3,749(n)
                       10,000            Chariot Funding LLC, 5.26%, due 2/2/07                  P-1       A-1        9,999
                       10,000            Charta LLC, 5.26%, due 2/21/07                          P-1       A-1        9,971(n)
                        7,500            Crown Point Capital Co., 5.19%-5.30%, due
                                         2/2/07 - 6/15/07                                        P-1       A-1        7,403
                        7,000            DZ Bank AG, 5.25%&5.27%, due 2/12/07                    P-1       A-1        6,989
                          300            Fairway Finance, 5.25%, due 2/22/07                     P-1       A-1          299
                          251            General Electric Capital Corp., 5.30%, due
                                         2/20/07                                                 P-1       A-1+         250
                        2,989            Grampian Funding LLC, 5.20%&5.22%, due
                                         4/25/07 & 5/15/07                                       P-1       A-1+       2,950
                        3,500            Ivory Funding Corp., 5.25%, due 4/3/07                  P-1       A-1        3,469
                        2,694            Landale Funding LLC, 5.26%, due 2/15/07                 P-1       A-1+       2,688(n)
                       16,830            North Sea Funding BV, 5.26%, due 2/9/07                 P-1       A-1+      16,810
                       10,000            Old Line Funding Corp., 5.26%, due 2/14/07              P-1       A-1+       9,981
                        1,740            Picaros Funding, 5.27%, due 2/15/07                     P-1       A-1+       1,736
                       16,000            Regency Markets No 1 LLC, 5.25%&5.27%, due
                                         2/2/07 & 4/16/07                                        P-1       A-1       15,987
                       17,837            Scaldis Capital LLC, 5.23%, due 3/1/07                  P-1       A-1+      17,764
                       15,000            Societe Generale NA, 5.18%, due 5/14/07                 P-1       A-1+      14,780
                        7,500            Thunder Bay Funding, Inc., 5.27%, due 2/15/07           P-1       A-1        7,485
                                                                                                                -----------
                                                                                                                    155,259
                                                                                                                -----------
BANKING/DOMESTIC (5.7%)
                       10,228            Bank of America NA, 5.25%, due 3/15/07 -
                                         3/30/07                                                 P-1       A-1+      10,160
                       10,000            Barclays U.S. Funding Corp., 5.19%, due 5/9/07          P-1       A-1+       9,860
                          600            ING America Insurance Holdings, Inc., 5.26%,
                                         due 3/27/07                                             P-1       A-1+         595
                        5,000            Morgan Stanley, 5.24%, due 5/1/07                       P-1       A-1        4,935
                                                                                                                -----------
                                                                                                                     25,550
                                                                                                                -----------
BANKING/FOREIGN (6.9%)
                        9,500            Bank of Ireland, 5.11%&5.25%, due 2/23/07 &
                                         4/10/07                                                 P-1       A-1        9,460
                        9,000            HBOS Treasury Services PLC, 5.21%&5.24%, due
                                         4/17/07 & 4/20/07                                       P-1       A-1+       8,901
                          500            Nationwide Building, 5.22%, due 4/13/07                 P-1       A-1          495(n)
                       10,000            UBS Finance, Inc., 5.19%, due 7/17/07                   P-1       A-1+       9,761


See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                    RATING          VALUE(+++)
($000'S OMITTED)                                                                               MOODY'S     S&P   ($000'S OMITTED)
                        2,750            Unicredito Italiano PLC, 5.23%, due 5/24/07             P-1       A-1        2,705
                                                                                                                -----------
                                                                                                                     31,322
                                                                                                                -----------
                                         TOTAL COMMERCIAL PAPER                                                     212,131
                                                                                                                -----------
FLOATING RATE COMMERCIAL PAPER (2.2%)(u)

FINANCIAL SERVICES (2.2%)
                       10,000            Morgan Stanley, 5.37%, due 2/1/07                       P-1       A-1       10,000
                                                                                                                -----------
CORPORATE DEBT SECURITIES (2.8%)

FINANCIAL SERVICES (2.8%)
                        2,720            CIT Group, Inc., Senior Notes, 7.38%,                   P-1       A-1        2,729
                                         due 4/2/07
                       10,000            Cullinan Finance Corp., Medium-Term Notes,
                                         5.36% & 5.41%, due 11/28/07 & 12/3/07                   P-1       A-1+      10,000(n)
                                                                                                                -----------
                                         TOTAL CORPORATE DEBT SECURITIES                                             12,729
                                                                                                                -----------
FLOATING RATE CORPORATE DEBT SECURITIES (36.0%)(u)

ASSET-BACKED SECURITIES (8.0%)
                        5,000            Beta Finance, Inc., Guaranteed Floating Rate
                                         Medium-Term Notes, 5.31%, due 2/20/07                   P-1       A-1+       4,999(n)
                       10,000            Beta Finance, Inc., Floating Rate Medium-Term
                                         Notes, 5.29%, due 2/26/07                               P-1       A-1+      10,000(n)
                        1,000            BMW US Capital LLC, Floating Rate Notes,
                                         5.32%, due 2/15/07                                      P-1       A-1        1,000(n)
                       10,000            Dorada Finance, Inc., Floating Rate
                                         Medium-Term Notes, 5.38%, due 2/22/07                   P-1       A-1+      10,000(n)
                        5,000            Sigma Finance, Inc., Guaranteed Floating Rate
                                         Medium-Term Notes, 5.33%, due 3/19/07                   P-1       A-1+       5,000(n)
                        5,000            Whistlejacket Capital LLC, Floating Rate
                                         Medium-Term Notes, 5.32%, due 3/5/07                    P-1       A-1+       4,999(n)
                                                                                                                -----------
                                                                                                                     35,998
                                                                                                                -----------
AUTOMOTIVE (1.1%)
                        5,000            American Honda Finance, Floating Rate
                                         Medium-Term Notes, 5.36%, due 4/12/07                   P-1       A-1        5,000(n)
                                                                                                                -----------
BANKING/DOMESTIC (1.1%)
                        5,000            Parkland (USA) LLC, Floating Rate Medium-Term
                                         Notes, 5.34%, due 4/10/07                               P-1       A-1+       5,000(n)
                                                                                                                -----------
BANKING/FOREIGN (14.6%)
                        5,000            Bank of Ireland, Floating Rate Medium-Term
                                         Notes, 5.30%, due 2/20/07                               P-1       A-1        5,000(n)
                       14,900            LP Pinewood SPV, Floating Rate Notes, 5.32%,
                                         due 2/1/07                                              P-1                 14,900
                       10,000            Nationwide Building, Floating Rate Notes,
                                         5.37%, due 2/7/07                                       P-1       A-1       10,000(n)
                       15,000            Natexis Banques Populaires, Floating Rate
                                         Note, 5.33%, due 2/15/07                                P-1       A-1+      15,000(n)
                       10,000            Royal Bank of Canada, Floating Rate
                                         Medium-Term Notes, 5.30%, due 2/1/07                    P-1       A-1+      10,000(n)
                        3,000            Schreiber Capital Co., Floating Rate Bonds,
                                         5.32%, due 2/1/07                                       P-1                  3,000
                        8,000            Unicredito Italiano PLC, Guaranteed Floating
                                         Rate Notes, 5.33%, due 2/9/07                           P-1       A-1        8,000(n)
                                                                                                                -----------
                                                                                                                     65,900
                                                                                                                -----------
CONGLOMERATE (1.9%)
                        8,602            General Electric Capital Corp., Floating Rate
                                         Medium-Term Notes, 5.31%, due 2/5/07                    P-1       A-1+       8,602
                                                                                                                -----------

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                                    RATING          VALUE(+++)
($000'S OMITTED)                                                                               MOODY'S     S&P   ($000'S OMITTED)

FINANCIAL SERVICES (9.3%)
                        5,000            Bear Stearns Co., Inc., Floating Rate
                                         Medium-Term Notes, Ser. B, 5.44%, due 2/1/07            P-1       A-1        5,002
                       11,925            CIT Group, Inc., Senior Floating Rate
                                         Medium-Term Notes, 5.57%&5.61%, due 2/15/07 &
                                         2/23/07                                                 P-1       A-1       11,947
                       10,000            Links Finance LLC, Floating Rate Medium-Term
                                         Notes, 5.33%, due 2/26/07                               P-1       A-1+       9,998(n)
                        5,000            Merrill Lynch & Co., Floating Rate
                                         Medium-Term Notes, 5.36%, due 2/1/07                    P-1       A-1+       5,000
                        5,000            Northern Rock PLC, Floating Rate Notes,
                                         5.33%, due 4/23/07                                      P-1       A-1        5,000(n)
                        5,000            Tango Finance Corp., Floating Rate Notes,
                                         5.37%, due 2/20/07                                      P-1       A-1+       5,001(n)
                                                                                                                -----------
                                                                                                                     41,948
                                                                                                                -----------
                                         TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                              162,448
                                                                                                                -----------

PROMISSORY NOTES (2.2%)
                       10,000            Goldman Sachs Promissory Notes, 5.41%, due
                                         2/1/07                                                  P-1       A-1+      10,000(u)
                                                                                                                -----------
REPURCHASE AGREEMENTS (5.0%)
                       22,800            Bank of America Repurchase Agreement, 5.27%,
                                         due 2/1/07, dated 1/31/07, Maturity Value
                                         $22,803,338, Collateralized by various U.S.
                                         Government Obligations $28,372,853,
                                         4.00-6.35%, due 2/1/35-6/1/36 (Collateral
                                         Value $23,256,000)                                      P-1       A-1+      22,800
                                                                                                                -----------
                                         TOTAL INVESTMENTS (99.9%)                                                  451,106
                                         Cash, receivables and other assets, less liabilities (0.1%)                    488
                                                                                                                -----------
                                         TOTAL NET ASSETS (100.0%)                                                 $451,594
                                                                                                                -----------

See Notes to Schedule of Investments

                                                                                     JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Neuberger Berman Government Money Fund
--------------------------------------------------------------


PRINCIPAL AMOUNT                                                                     VALUE(+++)
($000's omitted)                                                               ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (67.1%)
         5,000   Fannie Mae, Disc. Notes, 5.16%, due 2/2/07                               4,999
        15,000   Fannie Mae, Disc. Notes, 5.14%, due 2/7/07                              14,987
        16,310   Fannie Mae, Disc. Notes, 5.15% - 5.16%, due 2//14/07                    16,279
           427   Fannie Mae, Disc. Notes, 5.00%, due 2/16/07                                426
         1,171   Fannie Mae, Disc. Notes, 5.17% & 5.18%, due 2/23/07                      1,167
         2,100   Fannie Mae, Disc. Notes, 5.13%, due 2/28/07                              2,092
         1,000   Fannie Mae, Disc. Notes, 5.15%, due 3/14/07                                994
           160   Fannie Mae, Disc. Notes, 5.20%, due 3/28/07                                159
         5,172   Fannie Mae, Disc. Notes, 5.11%, due 3/30/07                              5,130
         5,000   Fannie Mae, Disc. Notes, 5.14%, due 4/4/07                               4,956
         1,097   Fannie Mae, Disc. Notes, 5.15%, due 4/9/07                               1,086
        12,693   Fannie Mae, Disc. Notes, 5.13% & 5.15%, due 4/18/07                     12,556
           650   Fannie Mae, Disc. Notes, 5.16%, due 4/27/07                                642
        12,800   Fannie Mae, Disc. Notes, 5.19%, due 5/1/07                              12,636
         5,000   Fannie Mae, Disc. Notes, 5.08%, due 5/16/07                              4,927
           898   Fannie Mae, Disc. Notes, 5.12%, due 6/29/07                                879
         1,000   Fannie Mae, Disc. Notes, 5.07%, due 8/31/07                                970
           200   Fannie Mae, Disc. Notes, 5.07%, due 9/28/07                                193
           400   Fannie Mae, Disc. Notes, 5.05%, due 10/11/07                               386
           795   Fannie Mae, Disc. Notes, 5.04%, due 10/26/07                               765
         2,278   Fannie Mae, Disc. Notes, 5.03%, due 11/30/07                             2,182
           205   Fannie Mae, Notes, 6.63%, due 10/15/07                                     207
         3,000   Fannie Mae, Notes, 5.41%, due 12/28/07                                   3,000
           400   Federal Farm Credit Bank, Disc. Notes, 5.10%, due 8/2/07                   390
           100   Federal Home Loan Bank, Bonds, 4.25%, due 5/8/07                           100
         1,555   Federal Home Loan Bank, Bonds, 4.50%, due 5/11/07                        1,552
           150   Federal Home Loan Bank, Bonds, 3.55%, due 5/24/07                          149
         3,000   Federal Home Loan Bank, Bonds, 5.25%, due 10/3/07                        2,999
         2,000   Federal Home Loan Bank, Bonds, 5.38%, due 11/28/07                       2,000
        15,000   Federal Home Loan Bank, Disc. Notes, 5.15%, due 2/2/07                  14.998
         5,500   Federal Home Loan Bank, Disc. Notes, 5.15%, due 2/7/07                   5,495
           450   Federal Home Loan Bank, Disc. Notes, 5.15%, due 2/16/07                    449
         8,000   Federal Home Loan Bank, Disc. Notes, 5.16%, due 3/21/07                  7,945
           250   Federal Home Loan Bank, Disc. Notes, 5.16%, due 5/14/07                    246
         5,465   Freddie Mac, Disc. Notes, 4.95% & 5.14, due 2/16/07                      5,454
         2,310   Freddie Mac, Disc. Notes, 5.14%, due 2/23/07                             2,303
         2,555   Freddie Mac, Disc. Notes, 5.13% & 5.18%, due 2/27/07                     2,546
           940   Freddie Mac, Disc. Notes, 5.15%, due 2/28/07                               936
           310   Freddie Mac, Disc. Notes, 5.15%, due 3/6/07                                309
         5,300   Freddie Mac, Disc. Notes, 5.12% & 5.15%, due 3/9/07                      5,272
           400   Freddie Mac, Disc. Notes, 5.13%, due 3/13/07                               398
           550   Freddie Mac, Disc. Notes, 5.15%, due 4/10/07                               545
        10,000   Freddie Mac, Disc. Notes, 5.12%, due 4/11/07                             9,902
         5,000   Freddie Mac, Disc. Notes, 5.11%, due 4/24/07                             4,942
           315   Freddie Mac, Disc. Notes, 5.07%, due 5/31/07                               310
         5,000   Freddie Mac, Disc. Notes, 5.12%, due 6/1/07                              4,915
         3,000   Freddie Mac, Disc. Notes, 5.09%, due 6/26/07                             2,938
        10,415   Freddie Mac, Disc. Notes, 5.11%, due 7/2/07                             10,192
         9,950   Freddie Mac, Disc. Notes, 5.09%, due 7/16/07                             9,718
           600   Freddie Mac, Disc. Notes, 5.08%, due 8/3/07                                584
           350   Freddie Mac, Disc. Notes, 5.10%, due 8/16/07                               340
         5,000   Freddie Mac, Disc. Notes, 5.08%, due 8/29/07                             4,853
         3,000   Freddie Mac, Disc. Notes, 5.03%, due 9/18/07                             2,904
         3,500   Freddie Mac, Disc. Notes, 5.07%, due 10/16/07                            3,373
           950   Freddie Mac, Disc. Notes, 5.02%, due 12/11/07                              909
           993   Freddie Mac, Notes, 4.10%, due 2/9/07                                      993
         6,000   Freddie Mac, Notes, 2.38%, due 2/15/07                                   5,993

See Notes to Schedule of Investments

                                                                                     JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Neuberger Berman Government Money Fund cont'd
---------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                     VALUE(+++)
($000's omitted)                                                               ($000's omitted)
      1,375  Freddie Mac, Notes, 4.75%, due 10/24/07                                      1,370
                                                                              -----------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                    209,940
                                                                              -----------------
FLOATING RATE U.S. GOVERNMENT AGENCY SECURITIES (19.3%)(u))
     10,000  Federal Farm Credit Bank, Floating Rate Notes, 5.25%, due
             2/12/07                                                                     10,000
        500  Federal Farm Credit Bank, Floating Rate Notes, 5.22%, due
             2/25/07                                                                        500
     15,000  Federal Farm Credit Bank, Floating Rate Notes, 5.17%, due
             2/26/07                                                                     14,997
     22,000  Federal Farm Credit Bank, Floating Rate Notes, 5.17%, due
             2/27/07                                                                     21,998
     12,900  Freddie Mac, Floating Rate Notes, 5.17%, due 2/27/07                        12,898
                                                                              -----------------
             TOTAL FLOATING RATE U.S. GOVERNMENT AGENCY SECURITIES                       60,393
                                                                              -----------------
 REPURCHASE AGREEMENTS (18.6%)
     58,000  Bank of America, Repurchase Agreement, 5.27%, due 2/1/07, dated
             1/31/07, Maturity Value $58,008,491, Collateralized by $1,661,187
             Freddie Mac, 6.00%, due 12/1/36 and by $326,404,491 Fannie Mae,
             6.39%, due 4/1/34 (Collateral
             Value $59,160,000)                                                          58,000

             TOTAL INVESTMENTS (105.0%)                                                 328,333

             Liabilities, less cash, receivables and other assets [(5.0%)]             (15,409)
                                                                              -----------------
             TOTAL NET ASSETS (100.0%)                                                 $312,924
                                                                              -----------------





See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                  VALUE(+)
($000's omitted)                                                                Moody's      S&P         ($000's omitted)
CORPORATE DEBT SECURITIES (95.3%)

AEROSPACE (0.9%)
     4,640   L-3 Communications Corp., Guaranteed Senior                        Ba3          BB+                   4,785
             Subordinated Notes, 7.63%, due 6/15/12

APPAREL/TEXTILES (1.0%)
       720   Hanesbrands, Inc., Senior Floating Rate Notes,                     B2           B-                      740(n)(u)
             8.74%, due 6/15/07
     3,815   Levi Strauss & Co., Senior Notes, 9.75%,                           B3           B-                    4,120(E)
             due 1/15/15                                                                                 ---------------
                                                                                                                   4,860
                                                                                                         ---------------
AUTO LOANS (6.3%)
     3,395   Ford Motor Credit Co., Notes, 7.38%, due 10/28/09                  B1           B                     3,417
     6,115   Ford Motor Credit Co., Senior Unsecured Notes,
             9.75%, due 9/15/10                                                 B1           B                     6,523(n)(E)
     9,130   Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                    B1           B                     9,017
     1,075   General Motors Acceptance Corp., Notes, 6.88%,
             due 9/15/11                                                        Ba1          BB+                   1,091
     9,835   General Motors Acceptance Corp., Notes, 7.00%,
             due 2/1/12                                                         Ba1          BB+                  10,034
     1,365   General Motors Acceptance Corp., Bonds, 8.00%,
             due 11/1/31                                                        Ba1          BB+                   1,536(E)
                                                                                                         ---------------
                                                                                                                  31,618
                                                                                                         ---------------
AUTO PARTS & EQUIPMENT (0.5%)
     1,010   Goodyear Tire & Rubber Co., Senior Notes, 8.63%,
             due 12/1/11                                                        B2           B-                    1,063(n)
     1,400   Goodyear Tire & Rubber Co., Senior Notes, 9.00%,
             due 7/1/15                                                         B2           B-                    1,509
                                                                                                         ---------------
                                                                                                                   2,572
                                                                                                         ---------------
AUTOMOTIVE (2.8%)
     1,590   Ford Motor Co., Notes, 7.45%, due 7/16/31                          Caa1         CCC+                  1,290(E)
     9,675   General Motors Corp., Senior Debentures, 8.25%,
             due 7/15/23                                                        Caa1         B-                    9,167(E)
     4,115   General Motors Corp., Senior Debentures, 8.38%,
             due 7/15/33                                                        Caa1         B-                    3,873(E)
                                                                                                         ---------------
                                                                                                                  14,330
                                                                                                         ---------------
BEVERAGE (0.7%)
     3,250   Constellation Brands, Inc., Guaranteed Notes, 7.25%,
             due 9/1/16                                                         Ba2          BB                    3,323

CHEMICALS (2.9%)
     1,450   Chemtura Corp., Guaranteed Notes, 6.88%, due 6/1/16                Ba1          BB+                   1,407
     5,000   Hexion US Finance Corp., Senior Notes, 9.75%, due 11/15/14         B3           B-                    5,225(n)
     1,475   Lyondell Chemical Co., Guaranteed Notes, 8.25%, due 9/15/16        B1           B+                    1,564
     2,560   Methanex Corp., Senior Unsecured Notes, 8.75%, due 8/15/12         Ba1          BBB-                  2,790(E)
     3,540   PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                     B3           B-                    3,522
                                                                                                         ---------------
                                                                                                                  14,508
                                                                                                         ---------------
CONSUMER-PRODUCTS (1.4%)
     4,260   Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%, due
             5/1/14                                                             Caa1         CCC+                  4,175


See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                  VALUE(+)
($000's omitted)                                                                Moody's      S&P         ($000's omitted)
     3,515   Spectrum Brands, Inc., Guaranteed Notes, 7.38%, due 2/1/15         Caa2         CCC                   3,067(E)
                                                                                                         ---------------
                                                                                                                   7,242
                                                                                                         ---------------
ELECTRIC-GENERATION (3.7%)
     3,840   Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B,
             7.67%, due 11/8/16                                                 Ba3          B                     4,056
     4,125   Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34           Ba2          B+                    4,455
     6,445   Mirant Americas Generation, Inc., Senior Unsecured Notes,
             8.30%, due 5/1/11                                                  Caa1         B-                    6,574
     1,330   NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16              B1           B-                    1,332
     2,505   NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17             B1           B-                    2,505
                                                                                                         ---------------
                                                                                                                  18,922
                                                                                                         ---------------
ELECTRIC-INTEGRATED (0.7%)
     3,890   TXU Corp., Senior Notes, Ser. P, 5.55%, due 11/15/14               Ba1          BB+                   3,661

ELECTRONICS (2.9%)
     2,540   Flextronics Int'l., Ltd., Senior Subordinated Notes, 6.50%,
             due 5/15/13                                                        Ba2          BB-                   2,464
     6,715   Freescale Semiconductor, Inc., Senior Notes, 9.13%, due
             12/15/14                                                           B1           B                     6,673(n)
     1,785   Freescale Semiconductor, Inc., Senior Subordinated Notes,
             10.13%, due 12/15/16                                               B2           B                     1,776(n)(E)
     1,240   NXP BV, Secured Notes, 7.88%, due 10/15/14                         Ba2          BB+                   1,280(n)
     2,440   NXP BV, Senior Notes, 9.50%, due 10/15/15                          B2           B+                    2,523(n)(E)
                                                                                                         ---------------
                                                                                                                  14,716
                                                                                                         ---------------
ENERGY-EXPLORATION & PRODUCTION (2.5%)
     2,475   Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13          Ba2          BB                    2,537
     2,890   Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14       B1           B+                    2,919(E)
     1,905   Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11          Ba1          BB+                   1,990
     5,040   Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16    Ba3          BB                    4,952(n)
                                                                                                         ---------------
                                                                                                                  12,398
                                                                                                         ---------------
ENVIRONMENTAL (0.6%)
     3,020   Allied Waste North America, Inc., Secured Notes, Ser. B,
             5.75%, due 2/15/11                                                 B2           BB-                   2,929(E)
FOOD & DRUG RETAILERS (1.7%)
     8,335   Jean Coutu Group PJC, Inc., Senior Subordinated Notes, 8.50%,
             due 8/1/14                                                         Caa2         B-                    8,668
FOOD-WHOLESALE (0.5%)
     2,515   Dean Foods Co., Guaranteed Notes, 7.00%, due 6/1/16                Ba2          BB-                   2,540
FORESTRY/PAPER (1.2%)
     3,080   Bowater, Inc., Debentures, 9.00%, due 8/1/09                       B2           B+                    3,250(E)
     2,570   Graphic Packaging Int'l., Inc., Senior Subordinated Notes,
             9.50%, due 8/15/13                                                 B3           B-                    2,724(E)
                                                                                                         ---------------
                                                                                                                   5,974
                                                                                                         ---------------
GAMING (5.2%)
     1,195   Buffalo Thunder Development Authority, Secured Notes, 9.38%,
             due 12/15/14                                                       B2           B                     1,214(n)


See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                  VALUE(+)
($000's omitted)                                                                Moody's      S&P         ($000's omitted)
     1,955   Chukchansi Economic Development Authority, Senior Notes,
             8.00%, due 11/15/13                                                B2           BB-                   2,023(n)
     5,835   Majestic Star LLC, Senior Unsecured Notes, 9.75%, due 1/15/11      Caa1         CCC+                  5,543(E)
       855   Mohegan Tribal Gaming, Senior Subordinated Notes, 8.00%, due
             4/1/12                                                             Ba2          B                       888
       845   Park Place Entertainment, Senior Subordinated Notes, 7.88%,
             due 3/15/10                                                        Ba1          B+                      887
     3,595   Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14        B3           B                     3,946(n)
     2,290   San Pasqual Casino, Notes, 8.00%, due 9/15/13                      B2           B+                    2,336(n)
       360   Snoqualmie Entertainment Authority, Senior Floating Rate
             Notes, 9.15%, due 8/1/07                                           B3           B                       362(n)(u)
       360   Snoqualmie Entertainment Authority, Notes, 9.13%, due 2/1/15       B3           B                       365(n)
     1,550   Station Casinos, Inc., Senior Subordinated Notes, 6.50%, due
             2/1/14                                                             Ba3          B                     1,411
     8,165   Station Casinos, Inc., Senior Subordinated Notes, 6.88%, due
             3/1/16                                                             Ba3          B                     7,471
                                                                                                         ---------------
                                                                                                                  26,446
                                                                                                         ---------------
GAS DISTRIBUTION (4.9%)
     2,530   AmeriGas Partners L.P., Senior Unsecured Notes, 7.25%, due         B1                                 2,505
             5/20/15
     3,805   El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%, due
             8/1/10                                                             Ba1          B+                    3,957
     3,555   El Paso Natural Gas Co., Bonds, 8.38%, due 6/15/32                 Ba1          B+                   4,269
     3,020   Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                  B2           B-                   3,065
     6,075   Regency Energy Partners, Senior Unsecured Notes, 8.38%, due
             12/15/13                                                           B2           B                     6,090(n)
     2,160   Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13        B3           B-                    2,165(n)
     2,890   Transcontinental Gas Pipe Line Corp., Senior Unsecured Notes,
             6.40%, due 4/15/16                                                 Ba1          BB-                   2,912
                                                                                                         ---------------
                                                                                                                  24,963
                                                                                                         ---------------

HEALTH SERVICES (10.4%)
     6,595   CDRV Investors, Inc., Senior Floating Rate Notes, 9.86%, due
             3/1/07                                                             Caa1         CCC+                  6,480(n)(u)
     7,180   CDRV Investors, Inc., Senior Disc. Notes, Step-Up,
             0.00%/9.63%, due 1/1/15                                            Caa1         CCC+                  5,726(^^)
     1,310   HCA, Inc., Senior Unsecured Notes, 7.88%, due 2/1/11               Caa1         B-                    1,320
    12,255   HCA, Inc., Secured Notes, 9.25%, due 11/15/16                      B2           BB-                  13,021(n)
     4,690   Healthsouth Corp., Senior Floating Rate Notes, 11.35%, due
             6/15/07                                                            Caa1         CCC+                  5,153(n)(u)
       975   National Mentor Holdings, Inc., Senior Subordinated Notes,
             11.25%, due 7/1/14                                                 Caa1         CCC+                  1,055(n)
     1,435   Omnicare, Inc., Senior Subordinated Notes, 6.13%, due 6/1/13       Ba3          BB+                   1,370
     4,160   Omnicare, Inc., Senior Subordinated Notes, 6.88%, due
             12/15/15                                                           Ba3          BB+                   4,108
     2,460   Service Corp. Int'l., Senior Notes, 7.38%, due 10/1/14             B1           BB-                   2,534
     1,945   Spheris, Inc., Senior Subordinated Notes, 11.00%, due
             12/15/12                                                           Caa1         CCC                   1,862
     5,810   US Oncology, Inc., Senior Floating Rate Notes, 10.68%, due
             3/15/07                                                            B3           B-                    5,912(u)


See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                  VALUE(+)
($000's omitted)                                                                Moody's      S&P         ($000's omitted)
     1,410   US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12            B2           B-                    1,495
     2,455   Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10            Ba2          BB+                   2,498
                                                                                                         ---------------
                                                                                                                  52,534
                                                                                                         ---------------
HOTELS (1.0%)
     3,680   Host Hotels & Resorts L.P., Senior Notes, 6.88%, due 11/1/14       Ba1          BB                    3,694(n)
     1,250   Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13               Ba1          BB                    1,269(E)
                                                                                                         ---------------
                                                                                                                   4,963
                                                                                                         ---------------
INVESTMENTS & MISC. FINANCIAL SERVICES (1.1%)
     5,110   Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13            B3           B-                    5,404

LEISURE (0.5%)
     2,210   AMF Bowling Worldwide, Inc., Senior Subordinated Notes,
             10.00%, due 3/1/10                                                 B3           CCC+                  2,304

MEDIA - BROADCAST (4.7%)
     1,170   Clear Channel Communications, Inc., Senior Notes, 5.75%, due
             1/15/13                                                            Baa3         BB+                   1,088
     1,380   Clear Channel Communications, Inc., Senior Notes, 5.50%, due
             9/15/14                                                            Baa3         BB+                   1,220
     5,835   CMP Susquehanna Corp., Senior Subordinated Notes, 9.88%, due
             5/15/14                                                            B3           CCC                   5,981(n)
     1,890   Entercom Radio/Capital, Guaranteed Senior Notes, 7.63%, due
             3/1/14                                                             Ba2          B                     1,895
     2,120   LIN Television Corp., Senior Subordinated Notes, 6.50%, due
             5/15/13                                                            B1           B-                    2,046(E)
       875   Paxson Communications, Secured Floating Rate Notes, 8.61%,
             due 4/16/07                                                        B1           CCC+                    901(n)(u)
     6,485   Paxson Communications, Secured Floating Rate Notes, 11.61%,
             due 4/16/07                                                        Caa2         CCC-                  6,744(n)(u)(E)
     1,645   Young Broadcasting, Inc., Guaranteed Notes, 10.00%, due
             3/1/11                                                             Caa1         CCC-                  1,620(E)
     2,615   Young Broadcasting, Inc., Senior Subordinated Notes, 8.75%,
             due 1/15/14                                                        Caa1         CCC-                  2,380(E)
                                                                                                         ---------------
                                                                                                                  23,875
                                                                                                         ---------------
MEDIA - CABLE (5.9%)
     2,615   CCH I LLC, Guaranteed Notes, 10.00%, due 5/15/14                   Caa3         CCC-                  2,360(E)
    11,465   CCH I LLC, Secured Notes, 11.00%, due 10/1/15                      Caa2         CCC-                 11,838
     2,460   Charter Communications Operating LLC, Senior Notes, 8.00%,
             due 4/30/12                                                        B3           B-                    2,555(n)(E)
     2,415   CSC Holdings, Inc., Debentures, Ser. B., 8.13%, due 8/15/09        B2           B+                    2,503(E)
     1,260   DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13             Ba3          BB-                   1,318
     2,145   EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13           Ba3          BB-                   2,148
     2,555   EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16            Ba3          BB-                   2,565(E)
     3,345   Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12               Ba1          BB+                   3,602
     1,150   Rogers Cable, Inc., Secured Notes, 6.25%, due 6/15/13              Ba1          BB+                   1,151
                                                                                                         ---------------
                                                                                                                  30,040
                                                                                                         ---------------
MEDIA - SERVICES (0.9%)
     5,825   WMG Holdings Corp., Senior Disc. Notes, Step-Up, 0.00%/9.50%,
             due 12/15/14                                                       B2           B                     4,689(^^)(E)


See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                  VALUE(+)
($000's omitted)                                                                Moody's      S&P         ($000's omitted)
METALS/MINING EXCLUDING STEEL (3.4%)
     2,950   Aleris Int'l., Inc., Senior Notes, 9.00%, due 12/15/14             B3           B-                    3,061(n)
     2,790   Aleris Int'l., Inc., Senior Subordinated Notes, 10.00%, due
             12/15/16                                                           Caa1         B-                    2,888(n)
     3,820   Arch Western Finance Corp., Guaranteed Senior Notes, 6.75%,
             due 7/1/13                                                         B1           BB-                   3,772
     5,425   Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13           B2           B+                    5,018
     2,465   Peabody Energy Corp., Senior Guaranteed Notes, Ser. B, 6.88%,
             due 3/15/13                                                        Ba1          BB                    2,477(E)
                                                                                                         ---------------
                                                                                                                  17,216
                                                                                                         ---------------
NON-FOOD & DRUG RETAILERS (2.3%)
     1,230   Autonation, Inc., Guaranteed Notes, 7.00%, due 4/15/14             Ba2          BB+                   1,236
     3,170   Blockbuster, Inc., Senior Subordinated Notes, 9.00%, due
             9/1/12                                                             Caa2         CCC                   3,162
     2,985   Bon-Ton Stores, Inc., Guaranteed Notes, 10.25%, due 3/15/14        B3           B-                    3,090(E)
     1,305   GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12           B1           B+                    1,380(E)
     4,170   Michaels Stores, Inc., Subordinated Notes, Step-Up,
             0.00%/13.00%, due 11/1/16                                          Caa1         CCC                   2,502(n)(^^)
                                                                                                         ---------------
                                                                                                                  11,370
                                                                                                         ---------------
PACKAGING (2.3%)
     4,020   Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12                  Ba1          BB                    4,090(E)
     2,360   Crown Americas LLC, Senior Notes, Ser. B, 7.75%, due 11/15/15      B1           B                     2,443(E)
     4,930   Owens-Brockway Glass Container, Inc., Senior Secured Notes,
             8.75%, due 11/15/12                                                Ba2          BB-                   5,213
                                                                                                         ---------------
                                                                                                                  11,746
                                                                                                         ---------------
PRINTING & PUBLISHING (5.3%)
       565   Dex Media West LLC, Senior Notes, Ser. B, 8.50%, due 8/15/10       B1           B                       590
     1,960   Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%,
             due 8/15/13                                                        B2           B                     2,132(E)
     2,765   Dex Media, Inc., Disc. Notes, Step-Up, 0.00%/9.00%, due
             11/15/13                                                           B3           B                     2,509(^^)(E)
     6,595   Idearc, Inc., Senior Notes, 8.00%, due 11/15/16                    B2           B+                    6,702(n)
       645   Primedia, Inc., Senior Floating Rate Notes, 10.75%, due
             2/15/07                                                            B2           B                       670(u)
     4,835   Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11               B2           B                     4,932(E)
     8,575   R.H. Donnelley Corp., Senior Notes, 8.88%, due 1/15/16             B3           B                     8,982
                                                                                                         ---------------
                                                                                                                  26,517
                                                                                                         ---------------
RAILROADS (1.1%)
     5,400   TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                    B3           B-                    5,764
REAL ESTATE DEV. & MGT. (0.9%)
     4,220   American Real Estate Partners L.P., Senior Notes, 8.13%, due
             6/1/12                                                             Ba3          BB+                   4,336
RESTAURANTS (0.6%)
     3,115   NPC Int'l., Inc., Guaranteed Notes, 9.50%, due 5/1/14              Caa1         B-                    3,208


See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                      RATING                  VALUE(+)
($000's omitted)                                                                Moody's      S&P         ($000's omitted)
SOFTWARE/SERVICES (0.5%)
     2,195   SunGard Data Systems, Inc., Guaranteed Notes, 9.13%, due
             8/15/13                                                            Caa1         B-                    2,310(E)
STEEL PRODUCERS/PRODUCTS (0.5%)
     2,505   Tube City IMS Corp., Senior Subordinated Notes, 9.75%, due
             2/1/15                                                             B3           B-                    2,568(n)
SUPPORT-SERVICES (4.8%)
     5,650   Monitronics Int'l., Inc., Senior Subordinated Notes, 11.75%,
             due 9/1/10                                                         B3           B-                    5,706
     1,550   Aramark Corp., Senior Floating Rate Notes, 8.86%, due 5/1/07       B3           B-                    1,581(n)(u)
     2,510   Aramark Corp., Senior Notes, 8.50%, due 2/1/15                     B3           B-                    2,569(n)
     2,480   Education Management LLC, Guaranteed Senior Notes, 8.75%, due
             6/1/14                                                             B2           CCC+                  2,604
     5,460   Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
             2/1/15                                                             B2           B-                    5,310(n)
     4,300   Language Line, Inc., Senior Subordinated Notes, 11.13%, due
             6/15/12                                                            B3           CCC+                  4,526
     1,995   Rural/Metro Corp., Guaranteed Notes, 9.88%, due 3/15/15            B3           CCC+                  2,135
                                                                                                         ---------------
                                                                                                                  24,431
                                                                                                         ---------------
TELECOM - FIXED LINE (1.2%)
     5,705   Level 3 Financing, Inc., Senior Notes, 9.25%, due 11/1/14          B2           CCC-                  5,833(n)
TELECOM - INTEGRATED/SERVICES (5.2%)
     1,500   Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15      Ba3          B+                    1,560
     5,050   Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
             8.63%, due 1/15/15                                                 B2           B+                    5,372
     1,915   Nordic Telephone Co. Holdings, Senior Secured Notes, 8.88%,
             due 5/1/16                                                         B2           B                     2,058(n)
    10,935   Qwest Corp., Notes, 8.88%, due 3/15/12                             Ba1          BB+                  12,138
     1,205   Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13              Ba3          BB-                   1,297(E)
     3,695   Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16              Ba3          BB-                   4,032(E)
                                                                                                         ---------------
                                                                                                                  26,457
                                                                                                         ---------------
THEATERS & ENTERTAINMENT (1.1%)
     1,645   AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due
             8/15/12                                                            Ba3          B-                    1,729
     3,395   AMC Entertainment, Inc., Guaranteed Notes, 11.00%, due 2/1/16      B3           CCC+                  3,837
                                                                                                         ---------------
                                                                                                                   5,566
                                                                                                         ---------------
TRANSPORTATION EXCLUDING AIR/RAIL (1.2%)
     4,285   Stena AB, Senior Notes, 9.63%, due 12/1/12                         Ba3          BB-                   4,612(E)
     1,203   Stena AB, Senior Notes, 7.00%, due 12/1/16                         Ba3          BB-                   1,188
                                                                                                         ---------------
                                                                                                                   5,800
                                                                                                         ---------------
             TOTAL CORPORATE DEBT SECURITIES (COST $468,699)                                                     481,386
                                                                                                         ---------------

See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------

NUMBER OF SHARES                                                                          VALUE(+)
                                                                                    ($000's omitted)
COMMON STOCKS (1.3%)

HEALTH SERVICES (0.7%)
         85,795  Triad Hospitals                                                               3,647
MEDIA - CABLE (0.3%)
         29,000  Comcast Corp. Class A                                                         1,285
TELECOM - INTEGRATED/SERVICES (0.3%)
         99,000  Sprint Nextel                                                                 1,765
                                                                                          ----------
                 TOTAL COMMON STOCKS (COST $6,667)                                             6,697
                                                                                          ----------
SHORT-TERM INVESTMENTS (16.8%)
      9,393,574  Neuberger Berman Prime Money Fund Trust Class                                 9,393(@)
     75,350,731  Neuberger Berman Securities Lending Quality Fund, LLC                        75,351(++)
                                                                                          ----------
                 TOTAL SHORT-TERM INVESTMENTS (16.8%) (COST $84,744)                          84,744(#)
                                                                                          ----------
                 TOTAL INVESTMENTS (113.4%) (COST $560,110)                                  572,827(##)
                                                                                          ----------
                 Liabilities, less cash, receivables and other assets [(13.4%)]              (67,630)
                                                                                          ----------
                 TOTAL NET ASSETS (100.0%)                                                  $505,197
                                                                                          ----------


See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust
------------------------------------------------------------------



Principal Amount                       Security(ss)                                Rating              Value(+)
($000's omitted)                                                                Moody's  S&P   ($000's omitted)
ALABAMA (3.3%)
            1,000  Jefferson Co. Cap. Imp. & Ref. Warrants, Ser.
                   2003-A, (MBIA Insured), 5.00%, due 4/1/18                    Aaa      AAA             1,044
                                                                                                     ---------
ALASKA (2.6%)
              795  Alaska St. Int'l. Arpts. Ref. Rev., Ser. 2006 A, (MBIA
                   Insured), 5.00%, due 10/1/17                                 Aaa      AAA               846
                                                                                                     ---------
CALIFORNIA (13.4%)
            1,000  California St. Econ. Rec. G.O., Ser. 2004 A, (MBIA
                   Insured), 5.25%, due 7/1/13                                  Aaa      AAA             1,084
            1,000  California St. Pub. Works Board Lease Rev. Dept. of
                   Mental Hlth. (Coalinga St. Hosp.), Ser. 2004 A,
                   5.50%, due 6/1/21                                            A2       A               1,088
            1,000  Orange Co. Local Trans. Au. Measure M Sales Tax
                   (Limited Tax) Second Sr. Rev., Ser. 1998 A, (MBIA
                   Insured), 5.50%, due 2/15/10                                 Aaa      AAA             1,051
            1,000  Sacramento Muni. Util. Dist. Fin. Au. Rev.
                    (Cosumnes Proj.), Ser. 2006, (MBIA Insured),                Aaa      AAA             1,073
                   5.00%, due 7/1/20
                                                                                                     ---------
                                                                                                         4,296
                                                                                                     ---------
COLORADO (3.3%)
            1,000  Larimer Co. Sales & Use Tax Rev., Ser. 2000,
                   (AMBAC Insured), 5.75%, due 12/15/15                         Aaa      AAA             1,068
                                                                                                     ---------
GEORGIA (3.3%)
            1,000  George L. Smith II World Congress Center Au. Rev.
                   (Domed Stadium Proj.), Ser. 2000, (MBIA Insured),
                   5.75%, due 7/1/15                                            Aaa      AAA             1,062
                                                                                                     ---------
ILLINOIS (10.0%)
            1,000  Chicago O'Hare Int'l. Arpt. Gen. Arpt. Third Lien Ref.
                   Rev., Ser. 2005 B, (MBIA Insured), 5.25%, due
                   1/1/17                                                       Aaa      AAA             1,095
            1,000  Lake Co. Sch. Dist. No. 109 Deerfield Ref. G.O.,
                   Ser. 1999 C, 5.00%, due 12/15/14                             Aa2                      1,069
              800  Will & Kendall Cos. Plainfield Comm. Cons. Sch.
                   Dist. Number 202 Sch. Bldg. G.O., Ser. 2001, (FSA
                   Insured), 5.38%, due 1/1/13                                  Aaa      AAA               855
              200  Will Co. Exempt Fac. Ind. Rev. (BP Amoco Chemical
                   Co. Proj.), Ser. 2000, 3.79%, due 2/1/07                     VMIG1    A-1+              200(B)(u)
                                                                                                     ---------
                                                                                                         3,219
                                                                                                     ---------
INDIANA (3.2%)
            1,000  Indiana St. Office Bldg. Commission Fac. Ref. Rev.,
                   Ser. 1998 A, 5.13%, due 7/1/14                               Aa2      AA              1,028
                                                                                                     ---------
LOUISIANA (3.3%)
            1,000  Louisiana St. Citizens Prop. Insurance Corp.
                   Assessment Rev., Ser. 2006 B, (AMBAC
                   Insured), 5.00%, due 6/1/18                                  Aaa      AAA             1,073
                                                                                                     ---------
MICHIGAN (2.5%)
              750  Detroit Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp.
                   Ref. G.O., Ser. 1998 C, (FGIC Insured), 5.25%, due
                   5/1/13                                                       Aaa      AAA               806
                                                                                                     ---------
MISSOURI (5.7%)
              200  Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson
                   Gallery Foundation), Ser. 2004 A, (LOC: JP Morgan
                   Chase), 3.73%, due 2/1/07                                    VMIG1    A-1+              200(u)(B)





See Notes to Schedule of Investments


                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust cont'd
-------------------------------------------------------------------------




Principal Amount                       Security(ss)                                Rating              Value(+)
($000's omitted)                                                                Moody's  S&P   ($000's omitted)
              500  Missouri St. Env. Imp. & Energy Res. Au. Wtr. Ref.
                   PCR (St. Revolving Fund Prog.-Master Trust), Ser.
                   2001 B, 5.50%, due 1/1/11                                    Aaa                        531
            1,000  Springfield Sch. Dist. Number R-12, Ref. G.O., Ser.
                   2002 A, (FSA Insured), 5.50%, due 3/1/13                     Aaa      AAA             1,090
                                                                                                     ---------
                                                                                                         1,821
                                                                                                     ---------
NEW JERSEY (12.0%)
            1,000  New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty
                   St. Park Proj.), Ser. 2005 B, (MBIA Insured), 5.00%,
                   due 3/1/17                                                   Aaa      AAA             1,070
              575  New Jersey Trans. Trust Fund Au. Trans. Sys. Rev.,
                   Ser. 1999 A, 5.63%, due 6/15/13                              A1       AA-               626
            1,000  New Jersey Trans. Trust Fund Au. Trans. Sys. Rev.,
                   Ser. 2004 A, (FGIC Insured), 5.00%, due 6/15/22
                   PR 6/15/14                                                   Aaa      AAA             1,074
            1,000  New Jersey Trans. Trust Fund Au. Trans. Sys. Rev.,
                   Ser. 2006 A, 5.25%, due 12/15/19                             A1       AA-             1,107
                                                                                                     ---------
                                                                                                         3,877
                                                                                                     ---------
NEW YORK (8.4%)
              800  Battery Park City Au. Sr. Rev., Ser. 2003 A, 5.25%,
                   due 11/1/22                                                  Aaa      AAA               865
              250  New York City IDA Spec. Fac. Rev. (Term. One
                   Group Assoc., L.P. Proj.), Ser. 2005, 5.50%, due
                   1/1/16                                                       A3       BBB+              272(B)
              500  New York St. Env. Fac. Corp. Solid Waste Disp.
                   Rev. (Waste Management, Inc. Proj.), Ser. 2004 A,
                   4.45%, due 7/1/17                                                     A-2               503(B)
              500  New York St. Thruway Au. Local Hwy. & Bridge Svc.
                   Contract Rev., Ser. 1997, 5.25%, due 4/1/10                  A1       AA-               511
              500  New York St. Urban Dev. Corp. Ref. Rev.
                   (Correctional Facs.), Ser. 1994 A, (FSA Insured),
                   5.50%, due 1/1/14                                            Aaa      AAA               538
                                                                                                     ---------
                                                                                                         2,689
                                                                                                     ---------
SOUTH CAROLINA (3.2%)
            1,000  South Carolina St. Budget & Ctrl. Board St. Fac.
                   Installment Purchase Rev. (Dept. of Pub. Safety
                   Proj.), Ser. 2003, 4.50%, due 1/1/11                         Aa2      AA              1,026
                                                                                                     ---------
TENNESSEE (4.9%)
              500  Blount Co. Public Bldg. Au., Ser. 2006, (LOC: Depfa
                   Bank), 3.71%, due 2/1/07                                     VMIG1                      500(B)(u)
            1,000  Tennessee Energy Acquisition Corp. Gas Rev., Ser.
                   2006 A, 5.25%, due 9/1/17                                    Aa3      AA-             1,090
                                                                                                     ---------
                                                                                                         1,590
                                                                                                     ---------
TEXAS (16.4%)
            1,000  Brazosport Independent Sch. Dist. Ref. G.O., Ser.
                   2005, (PSF Insured), 5.00%, due 2/15/15                      Aaa                      1,064
            1,000  Grapevine Combination Tax & Tax Increment
                   Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser.
                   2000, (FGIC Insured), 5.63%, due 8/15/15                     Aaa      AAA             1,057
            1,000  Northside Independent Sch. Dist. Unlimited Tax Sch.
                   Bldg. G.O., Ser. 1999 A, (PSF Insured), 6.38%, due
                   8/15/09                                                      Aaa      AAA             1,062
            1,045  San Antonio Passenger Fac. Charge & Sub. Lien
                   Arpt. Sys. Imp. Rev., Ser. 2005, (FSA Insured),
                   5.25%, due 7/1/12                                            Aaa      AAA             1,105
            1,000  Texas Muni. Gas Acquisition & Supply Corp. I Gas
                   Supply Rev., Ser. 2006 B, 4.15%, due 6/15/07                 Aa3      AA-             1,000(u)
                                                                                                     ---------
                                                                                                         5,288
                                                                                                     ---------
See Notes to Schedule of Investments



                                                                                                        JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust cont'd
-------------------------------------------------------------------------




Principal Amount                       Security(ss)                               Rating              Value(+)
($000's omitted)                                                                Moody's  S&P   ($000's omitted)
WISCONSIN (3.3%)
            1,000  Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured),
                   5.25%, due 5/1/14 PR 5/1/12                                  Aaa      AAA             1,070
                                                                                                     ---------
                   TOTAL INVESTMENTS (98.8%) (COST $31,576)                                             31,803(##)

                   Cash, receivables and other assets, less liabilities (1.2%)                             395
                                                                                                     ---------
                   TOTAL NET ASSETS (100.0%)                                                           $32,198
                                                                                                     ---------










See Notes to Schedule of Investments

                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund
----------------------------------------------------------------


PRINCIPAL AMOUNT                                                     RATING              VALUE(+)
($000's omitted)                                                 Moody's  S&P       ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (4.2%)
      2,600  Fannie Mae, Notes, 3.25%, due 8/15/08               AGY      AGY             2,527
      2,500  Federal Home Loan Bank, Bonds, 5.00%, due
             9/18/09                                             AGY      AGY             2,496
                                                                                  -------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST
             $5,032)                                                                      5,023
                                                                                  -------------
MORTGAGE-BACKED SECURITIES (61.8%)

ADJUSTABLE RATE MORTGAGES (43.4%)
      2,584  Adjustable Rate Mortgage Trust, Ser. 2005-10,
             Class 4A1, 5.38%, due 1/25/36                       Aaa      AAA             2,570
      1,051  Banc of America Funding Corp., Ser. 2005-F, Class
             4A1, 5.37%, due 9/20/35                             Aaa      AAA             1,044
      2,547  Banc of America Funding Corp., Ser. 2005-H, Class
             7A1, 5.68%, due 11/20/35                                     AAA             2,558
      2,630  Banc of America Funding Corp., Ser. 2006-H, Class
             2A3, 6.73%, due 9/20/46                                      AAA             2,671
      4,076  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1,
             6.48%, due 7/25/36                                  Aaa      AAA             4,140(OO)
      1,542  Countrywide Home Loans, Ser. 2006-HYB3, Class
             1A1A, 5.52%, due 5/20/36                            Aaa      AAA             1,548
      2,602  Credit Suisse First Boston Mortgage Securities
             Corp., Ser. 2004-AR4, Class 2A1, 4.68%, due
             5/25/34                                             Aaa      AAA             2,571(OO)
      2,586  First Horizon Mortgage Pass-Through Trust, Ser.
             2005-AR5, Class 2A1, 5.44%, due 11/25/35                     AAA             2,566
      2,622  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1,
             Class 1A1, 5.61%, due 4/19/36                       Aaa      AAA             2,614
      1,743  Harborview Mortgage Loan Trust, Floating Rate,
             Ser. 2004-4, Class 3A, 2.98%, due 4/19/07           Aaa      AAA             1,740(u)
      4,138  Harborview Mortgage Loan Trust, Ser. 2006-3,
             Class 1A1A, 6.43%, due 6/19/36                      Aaa      AAA             4,199(OO)
      2,529  Indymac INDX Mortgage Loan Trust, Ser. 2005-
             AR23, Class 2A1, 5.54%, due 11/25/35                Aaa      AAA             2,523
      2,527  JP Morgan Alternative Loan Trust, Ser. 2006-A2,
             Class 3A1, 5.95%, due 5/25/36                                AAA             2,546(OO)
      2,498  JP Morgan Mortgage Trust, Ser. 2005-ALT1, Class
             2A1, 5.63%, due 10/25/35                                     AAA             2,496
      2,070  Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%,
             due 5/25/08                                         Aaa      AAA             2,049(u)
      2,286  Master Adjustable Rate Mortgages Trust, Ser. 2005-
             6, Class 3A2, 5.05%, due 7/25/35                    Aaa      AAA             2,270
      2,631  Nomura Asset Acceptance Corp., Ser. 2005-AR6,
             Class 2A1, 5.75%, due 12/25/35                      Aaa      AAA             2,628
      4,504  Nomura Asset Acceptance Corp., Ser. 2006-AR2,
             Class 2A2, 6.58%, due 4/25/36                       Aaa      AAA             4,594
      2,562  Residential Accredit Loans, Inc., Ser. 2005-QA10,
             Class A31, 5.62%, due 9/25/35                       Aaa      AAA             2,556
      2,250  WaMu Mortgage Pass-Through Certificates, Ser.
             2004-AR9, Class A7, 4.15%, due 8/25/34              Aaa      AAA             2,185
                                                                                  -------------
                                                                                         52,068
                                                                                  -------------
COMMERCIAL MORTGAGE BACKED (9.4%)
      1,448  Banc of America Commercial Mortgage, Inc., Ser.
             2005-1, Class A1, 4.36%, due 11/10/42                        AAA             1,439
      2,789  Credit Suisse First Boston Mortgage Securities
             Corp., Ser. 2005-C6, Class A1, 4.94%, due 12/15/40  Aaa      AAA             2,760
        822  GMAC Commercial Mortgage Securities, Inc., Ser.
             2006-C1, Class A1, 4.97%, due 11/10/45                       AAA               814




See Notes to Schedule of Investments

                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------


PRINCIPAL AMOUNT                                                     RATING              VALUE(+)
($000's omitted)                                                 Moody's  S&P       ($000's omitted)
      3,062  JP Morgan Chase Commercial Mortgage Securities
             Corp., Ser. 2005-LDP5, Class A1, 5.04%, due
             12/15/44                                            Aaa      AAA             3,033
      3,285  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,
             Class A1, 5.48%, due 3/15/39                        Aaa      AAA             3,288
                                                                                  -------------
                                                                                         11,334
                                                                                  -------------
MORTGAGE-BACKED NON-AGENCY (4.6%)
      1,461  Countrywide Home Loans, Ser. 2005-R2, Class
             2A4, 8.50%, due 6/25/35                             Aaa      AAA             1,560(n)
      3,103  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class
             1A4, 8.50%, due 3/25/35                             Aaa      AAA             3,284(n)
        618  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class
             1A4, 8.50%, due 9/25/35                             Aaa      AAA               655
                                                                                  -------------
                                                                                          5,499
                                                                                  -------------
FANNIE MAE (1.4%)
      1,551  Whole Loan, Ser. 2004-W8, Class PT, 10.17%, due
             6/25/44                                             AGY      AGY             1,727(OO)
                                                                                  -------------
FREDDIE MAC (2.9%)
         18  ARM Certificates, 5.88%, due 2/1/07                 AGY      AGY                17(u)
         48  Pass-Through Certificates, 5.00%, due 2/1/07        AGY      AGY                48
      1,925  Pass-Through Certificates, 8.00%, due 11/1/26       AGY      AGY             2,028
      1,316  Pass-Through Certificates, 8.50%, due 10/1/30       AGY      AGY             1,409
                                                                                  -------------
                                                                                          3,502
                                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
         48  Pass-Through Certificates, 7.00%, due 4/15/11       AGY      AGY                49(OO)
          4  Pass-Through Certificates, 7.50%, due 10/15/09 -
             8/15/10                                             AGY      AGY                 4
         27  Pass-Through Certificates, 12.00%, due 12/15/12 -
             5/15/14                                             AGY      AGY                30
                                                                                  -------------
                                                                                            83
                                                                                  -------------
             TOTAL MORTGAGE-BACKED SECURITIES (COST $74,525)                             74,213
                                                                                  -------------
CORPORATE DEBT SECURITIES (28.5%)

AUTOMOBILE MANUFACTURERS (1.1%)
      1,300  DaimlerChrysler N.A. Holdings Corp., Guaranteed
             Notes, 4.05%, due 6/4/08                            Baa1     BBB             1,273
                                                                                  -------------
BANKS (2.3%)
      1,200  Bank of America Corp., Senior Notes, 3.88%, due
             1/15/08                                             Aa2      AA-             1,182(OO)
      1,700  Wells Fargo & Co., Notes, 3.13%, due 4/1/09         Aa1      AA              1,625
                                                                                  -------------
                                                                                          2,807
                                                                                  -------------
COMPUTERS (1.6%)
      1,950  Hewlett-Packard Co., Notes, 5.50%, due 7/1/07       A3       A-              1,952(OO)
                                                                                  -------------
DIVERSIFIED FINANCIAL SERVICES (13.8%)
      1,800  Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08   A1       A+              1,775
        960  Chase Manhattan Corp., Subordinated Notes,
              7.25%, due 6/1/07                                  A1       A                 965(OO)
      2,125  General Electric Capital Corp., Notes, 5.00%, due
             6/15/07                                             Aaa      AAA             2,122
      2,200  HSBC Finance Corp., Notes, 4.13%, due 12/15/08      Aa3      AA-             2,155(OO)
      2,200  International Lease Finance Corp., Unsubordinated
             Notes, 3.50%, due 4/1/09                            A1       AA-             2,119(OO)
      1,700  John Deere Capital Corp., Notes, 3.90%, due
             1/15/08                                             A3       A               1,677
      1,250  MBNA Corp., Notes, 4.63%, due 9/15/08               Aa2      AA-             1,234
      2,300  Merrill Lynch & Co., Notes, 4.25%, due 9/14/07      Aa3      AA-             2,284(OO)

See Notes to Schedule of Investments

                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------


PRINCIPAL AMOUNT                                                     RATING              VALUE(+)
($000's omitted)                                                 Moody's  S&P       ($000's omitted)
      2,235  Morgan Stanley, Bonds, 5.80%, due 4/1/07            Aa3      A+              2,236(OO)
                                                                                  -------------
                                                                                         16,567
                                                                                  -------------
HEALTHCARE-PRODUCTS (1.0%)
      1,200  Mallinckrodt Group, Inc., Notes, 6.50%, due
             11/15/07                                            Baa3     BBB+            1,205
                                                                                  -------------
MEDIA (5.0%)
      1,250  British Sky Broadcasting, Guaranteed Notes, 8.20%,
             due 7/15/09                                         Baa2     BBB             1,324
      1,675  Comcast Cable Communications, Notes, 8.38%, due
             5/1/07                                              Baa2     BBB+            1,687
      1,210  News America Holdings, Inc., Guaranteed Notes,
             7.38%, due 10/17/08                                 Baa2     BBB             1,245
      1,650  Time Warner Entertainment LP, Notes, 7.25%, due
             9/1/08                                              Baa2     BBB+            1,692
                                                                                  -------------
                                                                                          5,948
                                                                                  -------------
OIL & GAS (0.6%)
        715  Enterprise Products Operating LP, Senior Notes,
             4.00%, due 10/15/07                                 Baa3     BBB-              707
                                                                                  -------------
RETAIL (1.6%)
      1,950  Target Corp., Notes, 3.38%, due 3/1/08              A1       A+              1,908(OO)
                                                                                  -------------
TELECOMMUNICATIONS (1.5%)
      1,800  Verizon Global Funding Corp., Senior Unsecured
             Notes, 4.00%, due 1/15/08                           A3       A               1,777
                                                                                  -------------
             TOTAL CORPORATE DEBT SECURITIES (COST $34,408)                              34,144
                                                                                  -------------
ASSET-BACKED SECURITIES (4.2%)
      1,283  Chase Funding Mortgage Loan, Ser. 2003-6, Class
             1A3, 3.34%, due 5/25/26                             Aaa      AAA             1,262
         52  Chase Manhattan Auto Owner Trust, Ser. 2003-C,
             Class A4, 2.94%, due 6/15/10                        Aaa      AAA                51
      1,195  John Deere Owner Trust, Ser. 2005-A, Class A3,
             3.98%, due 6/15/09                                  Aaa      AAA             1,186
      2,567  Nomura Asset Acceptance Corp., Ser. 2005-S3,
             Class AIO, 20.00%, Interest Only Security, due
             8/25/35                                             Aaa      AAA               270
      5,043  Nomura Asset Acceptance Corp., Ser. 2005-S4,
             Class AIO, 20.00%, Interest Only Security, due
             10/25/35                                            Aaa      AAA               649
      6,082  Nomura Asset Acceptance Corp., Ser. 2006-AP1,
             Class AIO, 4.50%, Interest Only Security, due
             1/25/36                                             Aaa      AAA               147
      3,795  Nomura Asset Acceptance Corp., Ser. 2006-S2,
             Class AIO, 10.00%, Interest Only Security, due
             4/25/36                                             Aaa      AAA               318(n)
      1,179  Saxon Asset Securities Trust, Ser. 2004-2, Class
             AF2, 4.15%, due 8/25/35                             Aaa      AAA             1,171
                                                                                  -------------
             TOTAL ASSET-BACKED SECURITIES (COST $5,223)                                  5,054
                                                                                  -------------
REPURCHASE AGREEMENTS (2.8%)
      3,350  State Street Bank and Trust Co., Repurchase
             Agreement, 4.95%, due 2/1/07, dated 1/31/07,
             Maturity Value $3,350,461, Collateralized by
             $3,460,000 Fannie Mae, 5.50%, due 1/23/12
             (Collateral Value $3,451,350) (COST $3,350)                                  3,350(#)
                                                                                  -------------




See Notes to Schedule of Investments

                                                                        JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------

                                                                                   VALUE(+)
                                                                               ($000's omitted)
    TOTAL INVESTMENTS (101.5%) (COST $122,538)                                         121,784(##)

    Liabilities, less cash, receivables and other assets [(1.5%)]                      (1,815)(@@)
                                                                                  ------------
    TOTAL NET ASSETS (100.0%)                                                         $119,969
                                                                                  ------------





See Notes to Schedule of Investments

                                                    JANUARY 31, 2007 (UNAUDITED)

 NOTES TO SCHEDULE OF INVESTMENTS
 --------------------------------

(+) Investments in debt securities by Lehman Brothers High Income Bond Fund ("High Income"), Lehman Brothers Short Duration Bond Fund ("Short Duration"), and Lehman Brothers Municipal Securities Trust ("Municipal Securities Trust") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. Investments in equity securities are valued at the latest sale price where that price is readily available; securities for which no sale were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by each Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. For all other securities, bid price quotations are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(+++)   Investment   securities  of  Neuberger   Berman  Cash  Reserves   ("Cash
        Reserves") and Neuberger Berman Government Money Fund are valued at amortized cost, which approximates U.S. federal income tax cost.

(#)     At cost, which approximates market value.

(##) At January 31, 2007, selected fund information on a U.S. federal income tax basis was as follows:

                                                                             NET
                                              GROSS        GROSS      UNREALIZED
(000'S OMITTED)                          UNREALIZED   UNREALIZED    APPRECIATION
LEHMAN BROTHERS                COST    APPRECIATION DEPRECIATION  (DEPRECIATION)

HIGH INCOME                $560,313         $13,974       $1,460         $12,514

SHORT DURATION              122,538             749        1,503           (754)

MUNICIPAL SECURITIES TRUST   31,576             420          193             227


(ss) Municipal securities held by Municipal Securities Trust are within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 69% of the municipal securities held by Municipal Securities Trust have credit enhancement features backing them, which the fund may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the fund the right to sell back the issue on the date specified.

                                                    JANUARY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $140,900,000 or 31.2% of net assets for Cash Reserves, $129,912,000 or 25.7% of net assets for High Income, and $5,162,000 or 4.3% of net assets for Short Duration.

(E)   All or a portion of this security is on loan.

(B)   Security is guaranteed by the corporate or non-profit obligor.

(OO) All or a portion of this security is segregated as collateral for financial futures contracts.

 (u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(@@) At January 31, 2007, open positions in financial futures contracts for Short Duration were as follows:

                                                                  UNREALIZED
 EXPIRATION             OPEN CONTRACTS            POSITION      DEPRECIATION

 March 2007     69 U.S. Treasury Notes, 2 Year        Long           $64,594

At January 31, 2007, Short Duration had deposited $146,000 in Fannie Mae Whole Loan, 10.17%, due 6/25/44, to cover margin requirements on open futures contracts.





For information on the funds' significant accounting policies, please refer to the funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007